Vanguard® ESG International Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (4.9%)
	Commonwealth Bank of Australia	298,925	33,919
	CSL Ltd.	86,161	13,749
	National Australia Bank Ltd.	554,152	13,561
	Westpac Banking Corp.	612,497	12,851
	Wesfarmers Ltd.	202,452	10,833
	ANZ Group Holdings Ltd.	535,880	10,028
	Macquarie Group Ltd.	62,706	8,650
	Goodman Group	354,276	7,514
	Transurban Group	550,619	5,032
	Woolworths Group Ltd.	220,187	4,522
	QBE Insurance Group Ltd.	269,075	4,020
	Brambles Ltd.	249,492	3,732
	Northern Star Resources Ltd.	243,271	3,308
*	Xero Ltd.	26,915	3,197
	Fortescue Ltd.	286,335	2,849
	Computershare Ltd.	103,327	2,675
	Suncorp Group Ltd.	193,237	2,574
	Insurance Australia Group Ltd.	427,110	2,379
	WiseTech Global Ltd.	34,287	2,369
	Telstra Group Ltd.	720,321	2,220
	Scentre Group	930,777	2,204
	Cochlear Ltd.	11,473	2,006
	Evolution Mining Ltd.	335,056	1,924
*	James Hardie Industries plc	77,932	1,793
	Pro Medicus Ltd.	9,046	1,640
	ASX Ltd.	34,330	1,577
	CAR Group Ltd.	66,944	1,534
	Medibank Pvt Ltd.	493,905	1,518
	Stockland	427,274	1,505
	Sonic Healthcare Ltd.	83,990	1,445
	REA Group Ltd.	9,119	1,409
	JB Hi-Fi Ltd.	19,431	1,350
	Technology One Ltd.	49,387	1,308
	BlueScope Steel Ltd.	85,478	1,255
	Vicinity Ltd.	697,994	1,109
	GPT Group	347,114	1,075
	Mirvac Group	715,716	1,066
	Charter Hall Group	84,740	994
	SEEK Ltd.	62,684	982
*	NEXTDC Ltd.	112,880	955
	Qantas Airways Ltd.	134,705	921
	Dexus	197,193	891
*	Lynas Rare Earths Ltd.	167,408	861
*	Telix Pharmaceuticals Ltd.	50,826	856
	Qube Holdings Ltd.	310,570	849
	Bendigo & Adelaide Bank Ltd.	106,044	819
	Ramsay Health Care Ltd.	31,605	780
*	Sandfire Resources Ltd.	101,453	755
	Steadfast Group Ltd.	201,675	750
	Cleanaway Waste Management Ltd.	405,355	735
	Atlas Arteria Ltd.	209,204	716
	Bank of Queensland Ltd.	126,006	634
	Perseus Mining Ltd.	240,013	606
*	Genesis Minerals Ltd.	196,093	601
	Sigma Healthcare Ltd.	280,201	563
	Dyno Nobel Ltd.	320,611	554
	HUB24 Ltd.	10,207	550
	Ansell Ltd.	25,443	517
	Downer EDI Ltd.	123,785	485
	Lendlease Corp. Ltd.	128,707	484
	Breville Group Ltd.	24,994	471
	Challenger Ltd.	91,727	450

		Shares	Market Value ($000)
*	Mineral Resources Ltd.	30,863	441
*	Capricorn Metals Ltd.	67,797	429
	Gold Road Resources Ltd.	192,592	424
	AUB Group Ltd.	18,475	411
	Pinnacle Investment Management Group Ltd.	31,038	402
*	Regis Resources Ltd.	121,525	399
	Reliance Worldwide Corp. Ltd.	138,317	393
*	Pilbara Minerals Ltd.	481,170	385
	Reece Ltd.	37,580	379
	Ramelius Resources Ltd.	201,454	377
	AMP Ltd.	461,778	372
*	West African Resources Ltd.	201,913	371
	nib holdings Ltd.	84,117	365
	National Storage REIT	234,984	350
	Eagers Automotive Ltd.	31,308	350
	Harvey Norman Holdings Ltd.	100,464	339
*	Vault Minerals Ltd.	1,125,496	329
	Flight Centre Travel Group Ltd.	35,637	305
	Westgold Resources Ltd.	154,630	305
	Netwealth Group Ltd.	14,466	299
	Orora Ltd.	236,489	285
	Region RE Ltd.	185,120	283
	Super Retail Group Ltd.	30,207	279
*	Zip Co. Ltd.	217,769	278
*	Temple & Webster Group Ltd.	19,360	275
	Nine Entertainment Co. Holdings Ltd.	257,801	269
	IGO Ltd.	106,593	267
	Sims Ltd.	26,905	263
	ARB Corp. Ltd.	13,141	262
*	Spartan Resources Ltd.	177,080	260
*	Insignia Financial Ltd.	116,225	251
	IDP Education Ltd.	49,279	248
*	Megaport Ltd.	27,044	236
	Ingenia Communities Group	63,548	234
*	WEB Travel Group Ltd.	71,176	232
	Perpetual Ltd.	20,323	232
	Champion Iron Ltd.	81,872	229
*	Mesoblast Ltd.	207,176	227
	EVT Ltd.	21,129	221
	TPG Telecom Ltd.	64,488	214
	Waypoint REIT Ltd.	122,265	205
	Premier Investments Ltd.	15,177	200
	Bapcor Ltd.	57,893	195
	Deterra Royalties Ltd.	77,933	191
	Generation Development Group Ltd.	53,561	191
*	PEXA Group Ltd.	23,233	190
	GrainCorp Ltd. Class A	36,766	182
	Lovisa Holdings Ltd.	9,577	181
	Bega Cheese Ltd.	50,775	178
	Iluka Resources Ltd.	74,990	177
	IRESS Ltd.	31,279	175
	Domino's Pizza Enterprises Ltd.	11,575	175
*	Neuren Pharmaceuticals Ltd.	19,550	175
	Corporate Travel Management Ltd.	19,716	174
	HMC Capital Ltd.	52,528	171
	Magellan Financial Group Ltd.	31,342	169
	Imdex Ltd.	88,459	162
	Brickworks Ltd.	9,006	160
	Nick Scali Ltd.	12,848	158
	Helia Group Ltd.	44,810	150
*	Resolute Mining Ltd.	365,628	149
	Inghams Group Ltd.	60,750	147
	Arena REIT	60,490	146
	Centuria Capital Group	135,674	146
	GQG Partners Inc.	107,911	146
*	Superloop Ltd.	82,635	144
*	Bellevue Gold Ltd.	220,459	142
	Domain Holdings Australia Ltd.	50,126	141
	Data#3 Ltd.	28,225	135
	Nickel Industries Ltd.	294,840	130

		Shares	Market Value ($000)
	IPH Ltd.	40,336	129
*,1	DroneShield Ltd.	148,639	126
	Elders Ltd.	30,681	125
	G8 Education Ltd.	155,293	123
	Amotiv Ltd.	23,235	119
*	IperionX Ltd.	49,257	117
*	Nanosonics Ltd.	40,571	116
	Aussie Broadband Ltd.	43,340	116
*	Tuas Ltd.	30,479	114
*	SiteMinder Ltd.	37,277	111
	Regis Healthcare Ltd.	20,849	110
	Service Stream Ltd.	91,961	108
	Abacus Storage King	107,520	106
	Myer Holdings Ltd.	235,996	105
*,1	Liontown Resources Ltd.	265,252	104
	Bravura Solutions Ltd.	62,246	102
*	Alpha HPA Ltd.	172,617	102
	McMillan Shakespeare Ltd.	9,997	101
	Credit Corp. Group Ltd.	11,234	99
*	Nufarm Ltd.	64,720	99
*	Macquarie Technology Group Ltd.	2,541	99
	Hansen Technologies Ltd.	28,987	95
*	PolyNovo Ltd.	112,097	94
	Integral Diagnostics Ltd.	59,376	93
*	Judo Capital Holdings Ltd.	98,030	90
	Collins Foods Ltd.	17,767	89
	Lifestyle Communities Ltd.	18,871	83
*	Vulcan Energy Resources Ltd.	33,142	83
	oOh!media Ltd.	74,831	81
	Maas Group Holdings Ltd.	30,682	81
	GDI Property Group Partnership	179,826	80
*,2	Opthea Ltd.	206,684	80
	Ridley Corp. Ltd.	44,046	77
	Redox Ltd.	41,233	76
	MyState Ltd.	27,556	73
	Australian Ethical Investment Ltd.	19,245	73
	Accent Group Ltd.	58,376	71
	Kelsian Group Ltd.	33,739	71
*	Audinate Group Ltd.	13,727	70
*	Select Harvests Ltd.	22,776	68
	Vulcan Steel Ltd.	16,306	68
*,1	Clarity Pharmaceuticals Ltd.	47,460	66
	SmartGroup Corp. Ltd.	13,811	65
	Healius Ltd.	107,388	61
*	Nuix Ltd.	38,378	61
	Johns Lyng Group Ltd.	37,156	61
*	FleetPartners Group Ltd.	30,424	58
*	Aurelia Metals Ltd.	290,737	56
	GWA Group Ltd.	36,940	55
	Clinuvel Pharmaceuticals Ltd.	7,811	54
	Abacus Group	66,117	51
	Regal Partners Ltd.	33,905	51
	Growthpoint Properties Australia Ltd.	31,461	50
	Infomedia Ltd.	64,751	50
*	Mayne Pharma Group Ltd.	14,939	48
*	Alkane Resources Ltd.	96,939	48
	PWR Holdings Ltd.	11,096	48
*	EML Payments Ltd.	64,729	47
*	Chalice Mining Ltd.	62,487	47
	Australian Finance Group Ltd.	31,599	45
	Dicker Data Ltd.	8,543	45
*	St. Barbara Ltd.	197,269	42
*	Weebit Nano Ltd.	36,213	42
	Cromwell Property Group	183,500	41
*	Webjet Group Ltd.	71,176	41
	Praemium Ltd.	84,974	40
*	BrainChip Holdings Ltd.	304,636	40
*	Emeco Holdings Ltd.	81,576	39
*	Oceania Healthcare Ltd.	101,609	38
	Cedar Woods Properties Ltd.	8,900	37

		Shares	Market Value ($000)
*	Syrah Resources Ltd.	188,567	37
	Navigator Global Investments Ltd.	35,333	37
*	Fineos Corp. Ltd.	24,053	36
*	Australian Agricultural Co. Ltd.	39,832	35
*	Baby Bunting Group Ltd.	28,637	32
	Kogan.com Ltd.	12,462	31
	Australian Clinical Labs Ltd.	16,967	31
[2]	Leo Lithium Ltd.	145,596	31
	Solvar Ltd.	28,545	30
*	Tyro Payments Ltd.	50,654	29
	Platinum Asset Management Ltd.	75,038	27
*	ioneer Ltd.	350,440	27
*,1	Novonix Ltd.	94,513	26
*,2	AVZ Minerals Ltd.	335,342	22
*,1	Sayona Mining Ltd.	2,039,908	21
*	Coast Entertainment Holdings Ltd.	67,417	18
*	Mount Gibson Iron Ltd.	86,412	16
*	OFX Group Ltd.	33,880	16
	Humm Group Ltd.	51,324	15
*,1	Wildcat Resources Ltd.	157,634	15
*,1	Imugene Ltd.	1,243,613	12
*	29Metals Ltd.	93,275	12
*	Cettire Ltd.	32,422	8
*,2	ESG Minerals Ltd.	8,773	—
			216,852
Austria (0.2%)
	Erste Group Bank AG	54,782	4,412
[3]	BAWAG Group AG	13,678	1,704
	ANDRITZ AG	12,159	841
	Wienerberger AG	20,962	777
	Raiffeisen Bank International AG	23,326	713
	Vienna Insurance Group AG Wiener Versicherung Gruppe	6,763	332
	UNIQA Insurance Group AG	18,827	261
*	DO & CO AG	1,288	251
	Strabag SE	2,194	193
	Oesterreichische Post AG	5,524	189
	CA Immobilien Anlagen AG	5,872	161
	Telekom Austria AG Class A	13,585	151
*	CPI Europe AG	5,362	109
*	Lenzing AG	3,311	99
	Porr AG	2,685	89
*,1	AT&S Austria Technologie & Systemtechnik AG	4,104	79
	Palfinger AG	2,176	73
*	Eurotelesites AG	3,130	19
	Agrana Beteiligungs AG	168	2
			10,455
Belgium (0.7%)
*	Argenx SE	10,779	6,185
	KBC Group NV	41,483	4,101
	UCB SA	21,797	3,965
	Ageas SA/NV	30,609	1,999
	Groupe Bruxelles Lambert NV	14,803	1,211
	Ackermans & van Haaren NV	4,158	1,059
	Syensqo SA	12,506	960
	Elia Group SA/NV Class B	8,708	925
	Sofina SA	3,046	883
	D'ieteren Group	3,976	816
	Warehouses De Pauw CVA	30,756	750
	Lotus Bakeries NV	72	745
	Aedifica SA	9,396	710
	Cofinimmo SA	7,201	620
	KBC Ancora	7,394	538
	Azelis Group NV	29,629	491
	Financiere de Tubize SA	3,321	476
[1]	Solvay SA	12,290	404
	Colruyt Group NV	6,022	272
	Fagron	10,077	248
	Melexis NV	3,577	240
	Xior Student Housing NV	6,903	234

		Shares	Market Value ($000)
	Montea NV	3,151	233
	Gimv NV	4,430	224
	Proximus SADP	25,171	220
	VGP NV	2,173	208
	Shurgard Self Storage Ltd.	4,907	200
	Barco NV	11,041	162
*	Retail Estates NV	1,471	108
	Kinepolis Group NV	2,091	82
*	Ontex Group NV	8,272	74
	Vastned NV	1,768	63
*	bpost SA	12,398	27
			29,433
Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	965,290	2,354
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	80,008	1,642
	Banco BTG Pactual SA	208,700	1,443
	Localiza Rent a Car SA	174,653	1,312
	Banco do Brasil SA	302,408	1,238
	Equatorial Energia SA	170,364	1,092
	Suzano SA	118,225	1,026
[3]	Rede D'Or Sao Luiz SA	150,830	996
	BB Seguridade Participacoes SA	116,500	764
	Telefonica Brasil SA	147,360	738
	Itau Unibanco Holding SA	123,640	721
	Banco Bradesco SA	291,035	711
*	Rumo SA	215,179	708
	TOTVS SA	88,288	652
	Raia Drogasil SA	247,552	643
	Lojas Renner SA	181,766	577
	Klabin SA	156,260	500
	Motiva Infraestrutura de Mobilidade SA	205,046	483
	TIM SA	138,400	472
	Energisa SA	55,780	463
	Sendas Distribuidora SA	234,439	460
*,3	Hapvida Participacoes e Investimentos SA	835,274	418
	BRF SA	115,163	409
	Allos SA	101,780	395
	Banco Santander Brasil SA	65,132	339
	Hypera SA	69,900	310
*	Multiplan Empreendimentos Imobiliarios SA	65,300	307
*	Natura & Co. Holding SA	166,387	305
	Porto Seguro SA	32,200	293
*	Cia De Sanena Do Parana	50,800	291
	Santos Brasil Participacoes SA	120,281	288
*	Ambipar Participacoes e Empreendimentos SA Class B	8,100	272
	Marfrig Global Foods SA	60,641	269
	Transmissora Alianca de Energia Eletrica SA	43,300	268
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	54,200	237
	Tres Tentos Agroindustrial SA	91,100	222
[3]	GPS Participacoes e Empreendimentos SA	81,800	215
	Caixa Seguridade Participacoes SA	78,300	206
	Iguatemi SA	50,200	199
	Azzas 2154 SA	23,182	179
*	Serena Energia SA	83,053	166
	Smartfit Escola de Ginastica e Danca SA	39,224	165
	Alupar Investimento SA	30,366	163
	Cogna Educacao SA	309,000	160
	Direcional Engenharia SA	21,877	156
	Cia Siderurgica Nacional SA	107,634	155
	Cia de Saneamento de Minas Gerais Copasa MG	36,200	151
	Fleury SA	67,099	151
	Cia Energetica de Minas Gerais	44,861	136
	Fras-Le SA	27,900	128
	YDUQS Participacoes SA	43,200	120
*	IRB-Brasil Resseguros SA	13,936	120
*	Orizon Valorizacao de Residuos SA	12,300	112
	SLC Agricola SA	33,220	110
	Grupo Mateus SA	78,300	109
	Sao Martinho SA	29,100	108

		Shares	Market Value ($000)
	Magazine Luiza SA	65,751	106
	M Dias Branco SA	25,000	104
	Cury Construtora e Incorporadora SA	20,300	102
	Auren Energia SA	58,032	100
	Vivara Participacoes SA	20,700	94
	Vulcabras SA	24,400	87
	Odontoprev SA	44,610	86
	JHSF Participacoes SA	92,000	86
*	Hidrovias do Brasil SA	152,787	85
	CSN Mineracao SA	95,800	85
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,893	66
	Dexco SA	65,618	64
	LOG Commercial Properties e Participacoes SA	16,567	61
	Mills Locacao Servicos e Logistica SA	32,200	60
	Mahle Metal Leve SA	10,300	58
*	Minerva SA	65,815	58
*	MRV Engenharia e Participacoes SA	58,600	54
	SIMPAR SA	58,300	54
	Grendene SA	53,800	51
*	EcoRodovias Infraestrutura e Logistica SA	43,400	51
*	Oncoclinicas do Brasil Servicos Medicos SA	57,200	50
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,100	44
	Pet Center Comercio e Participacoes SA	57,300	43
*	Log-in Logistica Intermodal SA	9,700	43
	Grupo SBF SA	18,500	40
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	40
*	CVC Brasil Operadora e Agencia de Viagens SA	94,110	39
	Iochpe Maxion SA	16,900	36
[3]	LWSA SA	54,200	36
	Ez Tec Empreendimentos e Participacoes SA	14,200	33
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	36,200	32
*	Cia Brasileira de Distribuicao	59,679	31
	Tupy SA	8,800	30
*	Cia Brasileira de Aluminio	33,669	28
	Camil Alimentos SA	27,500	23
	Armac Locacao Logistica E Servicos SA	24,500	21
*	Diagnosticos da America SA	72,400	20
*	Automob Participacoes SA	1,246	3
			28,731
Canada (5.9%)
	Royal Bank of Canada	251,355	31,858
*	Shopify Inc. Class A (XNYS)	210,709	22,515
	Bank of Montreal	129,429	13,899
	Bank of Nova Scotia	221,559	11,855
	Canadian Imperial Bank of Commerce	167,094	11,376
	Agnico Eagle Mines Ltd.	88,929	10,483
	Manulife Financial Corp.	308,607	9,827
	Waste Connections Inc.	46,315	9,121
	Intact Financial Corp.	31,688	7,189
	Wheaton Precious Metals Corp.	80,757	6,997
	National Bank of Canada	68,418	6,734
[1]	Sun Life Financial Inc.	102,802	6,622
	Dollarama Inc.	48,478	6,235
	Fairfax Financial Holdings Ltd.	3,618	6,156
	Nutrien Ltd.	88,168	5,209
	Thomson Reuters Corp.	24,484	4,865
	Loblaw Cos. Ltd.	25,327	4,273
[1]	Brookfield Asset Management Ltd. Class A	73,258	4,122
	Restaurant Brands International Inc.	57,055	4,074
	CGI Inc.	35,799	3,848
	Power Corp. of Canada	97,263	3,764
	RB Global Inc.	32,645	3,439
	Kinross Gold Corp.	219,289	3,237
	Metro Inc. Class A	35,794	2,792
*	Celestica Inc.	20,481	2,372
[3]	Hydro One Ltd.	55,709	2,051
	TMX Group Ltd.	48,460	1,959
	George Weston Ltd.	9,694	1,952
	Alamos Gold Inc. Class A	74,103	1,919

		Shares	Market Value ($000)
	GFL Environmental Inc. (XTSE)	37,054	1,873
[1]	Great-West Lifeco Inc.	48,801	1,852
*	First Quantum Minerals Ltd.	120,538	1,786
*	Descartes Systems Group Inc.	15,357	1,781
	Magna International Inc.	47,078	1,709
	iA Financial Corp. Inc.	16,506	1,681
	Element Fleet Management Corp.	68,460	1,631
	TELUS Corp.	89,095	1,459
	Open Text Corp.	45,740	1,295
	Gildan Activewear Inc.	27,694	1,290
	Toromont Industries Ltd.	14,810	1,284
	FirstService Corp.	7,131	1,250
	TFI International Inc.	14,010	1,210
[1]	BCE Inc.	53,253	1,160
	Lundin Mining Corp.	121,336	1,149
	Canadian Apartment Properties REIT	30,629	999
	West Fraser Timber Co. Ltd.	13,065	963
	Colliers International Group Inc.	7,669	925
*	Ivanhoe Mines Ltd. Class A	116,622	903
	Definity Financial Corp.	16,024	870
	OR Royalties Inc.	34,034	870
	Saputo Inc.	43,841	845
	Lundin Gold Inc.	17,261	834
	Onex Corp.	11,100	824
*	Aritzia Inc.	15,932	773
	B2Gold Corp.	228,842	769
[1]	RioCan REIT	57,563	727
*	Eldorado Gold Corp.	35,686	720
*	Kinaxis Inc.	5,013	714
	Chartwell Retirement Residences	50,813	689
	Granite REIT	12,284	629
*	IAMGOLD Corp. (XTSE)	91,106	624
	Hudbay Minerals Inc.	68,963	615
[1]	Choice Properties REIT	54,944	599
	Stella-Jones Inc.	9,949	563
	Boyd Group Services Inc.	3,759	561
	OceanaGold Corp.	124,883	556
	CI Financial Corp.	23,022	527
	First Capital REIT	40,526	524
*	Shopify Inc. Class A (XTSE)	4,886	524
[1]	SmartCentres REIT	27,228	513
*	Capstone Copper Corp.	89,334	484
*	Torex Gold Resources Inc.	15,012	482
*	Equinox Gold Corp.	66,956	444
*	Air Canada	31,280	438
*	SSR Mining Inc.	35,822	424
	IGM Financial Inc.	13,135	419
*	BlackBerry Ltd.	103,308	410
	First Majestic Silver Corp.	65,632	405
	Boardwalk REIT	7,754	396
	H&R REIT	51,040	388
	Premium Brands Holdings Corp. Class A	6,530	387
[1]	Dream Industrial REIT	46,768	381
	Linamar Corp.	7,556	345
[1]	Boralex Inc. Class A	14,814	341
	North West Co. Inc.	7,625	318
	Methanex Corp.	9,476	310
	Innergex Renewable Energy Inc.	29,970	298
	Quebecor Inc. Class B	9,751	274
	Centerra Gold Inc.	35,939	256
*	Lightspeed Commerce Inc.	24,425	255
	Maple Leaf Foods Inc.	12,728	253
	BRP Inc.	5,503	242
*	Bausch Health Cos. Inc.	53,205	241
	Primaris REIT	20,999	235
[1]	Allied Properties REIT	19,548	225
	Transcontinental Inc. Class A	11,501	179
	GFL Environmental Inc.	3,333	168
*	Novagold Resources Inc.	41,492	149
	Winpak Ltd.	4,568	147

		Shares	Market Value ($000)
	Enghouse Systems Ltd.	7,004	135
	Cargojet Inc.	1,395	95
*	Canfor Corp.	9,210	87
	OR Royalties Inc. (XNYS)	2,950	75
	Cogeco Communications Inc.	1,371	69
*	IAMGOLD Corp.	8,305	57
	First National Financial Corp.	1,256	36
			261,661
Chile (0.2%)
	Banco de Chile	7,589,064	1,117
	Cencosud SA	241,735	832
	Latam Airlines Group SA	35,745,652	680
	Falabella SA	139,644	666
	Banco Santander Chile	10,671,949	636
	Banco de Credito e Inversiones SA	16,289	628
	Plaza SA	169,244	368
	Empresas CMPC SA	210,252	336
	Parque Arauco SA	127,417	264
	Banco Itau Chile SA	13,395	181
	Cia Sud Americana de Vapores SA	3,238,590	177
	Quinenco SA	45,867	175
	Aguas Andinas SA Class A	454,340	168
	Cencosud Shopping SA	79,579	163
*,1	Sociedad Quimica y Minera de Chile SA ADR	5,244	160
	Inversiones La Construccion SA	10,211	124
	SMU SA	639,695	123
	Inversiones Aguas Metropolitanas SA	122,847	114
*	CAP SA	15,639	83
	SONDA SA	206,981	78
	Empresa Nacional de Telecomunicaciones SA	25,073	73
	Ripley Corp. SA	158,688	72
			7,218
China (8.0%)
	Alibaba Group Holding Ltd.	3,030,700	43,151
*,3	Xiaomi Corp. Class B	3,050,200	19,634
*,3	Meituan Class B	983,155	17,003
	China Construction Bank Corp. Class H	16,682,000	14,915
*	PDD Holdings Inc. ADR	126,393	12,198
	BYD Co. Ltd. Class H	219,000	10,884
	Industrial & Commercial Bank of China Ltd. Class H	14,093,000	10,221
	Bank of China Ltd. Class H	14,774,000	8,560
	NetEase Inc.	321,215	7,766
	JD.com Inc. Class A	456,703	7,391
	Trip.com Group Ltd.	110,848	6,935
	Ping An Insurance Group Co. of China Ltd. Class H	1,172,000	6,845
	China Merchants Bank Co. Ltd. Class H	675,000	4,179
	Agricultural Bank of China Ltd. Class H	5,382,000	3,448
[3]	Pop Mart International Group Ltd.	122,400	3,421
*,3	Kuaishou Technology	507,500	3,412
*	Li Auto Inc. Class A	211,836	3,016
	Yum China Holdings Inc. (XHKG)	63,600	2,795
	China Life Insurance Co. Ltd. Class H	1,345,000	2,723
	ANTA Sports Products Ltd.	225,000	2,715
*	BeOne Medicines Ltd.	138,400	2,640
	Geely Automobile Holdings Ltd.	1,060,900	2,365
*	XPeng Inc. Class A	230,900	2,237
*,3	Innovent Biologics Inc.	260,500	2,056
	KE Holdings Inc. ADR	108,656	2,006
*,3	Wuxi Biologics Cayman Inc.	613,737	1,938
	Contemporary Amperex Technology Co. Ltd. Class A	55,529	1,917
	CSPC Pharmaceutical Group Ltd.	1,545,280	1,591
	China Resources Land Ltd.	488,000	1,581
	China Merchants Bank Co. Ltd. Class A	260,181	1,565
	Full Truck Alliance Co. Ltd. ADR	134,035	1,559
[3]	Nongfu Spring Co. Ltd. Class H	316,000	1,535
	China Pacific Insurance Group Co. Ltd. Class H	456,600	1,419
	China CITIC Bank Corp. Ltd. Class H	1,563,000	1,376
	ZTO Express Cayman Inc.	76,150	1,346
*,3	Akeso Inc.	126,000	1,341

		Shares	Market Value ($000)
[3]	Postal Savings Bank of China Co. Ltd. Class H	1,969,000	1,277
	China Yangtze Power Co. Ltd. Class A	303,890	1,274
	New Oriental Education & Technology Group Inc.	268,490	1,268
[3]	China Tower Corp. Ltd. Class H	829,400	1,228
	H World Group Ltd.	343,630	1,213
	China Mengniu Dairy Co. Ltd.	540,120	1,207
	China Overseas Land & Investment Ltd.	678,500	1,134
	Haier Smart Home Co. Ltd. Class H	389,400	1,134
*	Kanzhun Ltd. ADR	66,367	1,126
	BYD Co. Ltd. Class A	22,600	1,100
	Bank of Communications Co. Ltd. Class H	1,211,000	1,057
	Ping An Insurance Group Co. of China Ltd. Class A	142,670	1,051
*	J&T Global Express Ltd.	1,208,800	1,047
	People's Insurance Co. Group of China Ltd. Class H	1,601,000	1,044
*,1	NIO Inc. Class A	284,605	1,004
	Sino Biopharmaceutical Ltd.	1,747,000	985
	Industrial & Commercial Bank of China Ltd. Class A	954,075	936
*,3	JD Health International Inc.	184,000	932
*	Bilibili Inc.	50,163	920
*	Sunny Optical Technology Group Co. Ltd.	119,000	909
	COSCO SHIPPING Holdings Co. Ltd. Class H	519,900	895
	Agricultural Bank of China Ltd. Class A	1,162,200	892
	China Hongqiao Group Ltd.	496,500	882
	Vipshop Holdings Ltd. ADR	59,005	814
[3]	Guotai Haitong Securities Co. Ltd. Class H	570,504	805
	Industrial Bank Co. Ltd. Class A	255,800	803
*	Kingdee International Software Group Co. Ltd.	512,000	797
*,1,3	SenseTime Group Inc. Class B	4,482,000	794
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	107,600	769
[3]	3SBio Inc.	320,000	769
	CITIC Securities Co. Ltd. Class H	302,537	761
	Li Ning Co. Ltd.	395,678	749
	Yangzijiang Shipbuilding Holdings Ltd.	446,800	732
*	TAL Education Group ADR	73,400	722
	Zhaojin Mining Industry Co. Ltd. Class H	265,500	673
	China Galaxy Securities Co. Ltd. Class H	659,500	634
*	Kingsoft Corp. Ltd.	146,200	620
	Weichai Power Co. Ltd. Class H	314,000	611
	Shanghai Pudong Development Bank Co. Ltd. Class A	357,200	610
	New China Life Insurance Co. Ltd. Class H	148,700	605
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	78,310	593
*	Great Wall Motor Co. Ltd. Class H	382,500	590
	Tongcheng Travel Holdings Ltd.	209,200	588
*,1	Alibaba Health Information Technology Ltd.	1,028,000	587
*	Zai Lab Ltd.	189,170	576
	Bank of Communications Co. Ltd. Class A	543,500	573
	Tingyi Cayman Islands Holding Corp.	342,000	560
[3]	Hansoh Pharmaceutical Group Co. Ltd.	170,000	559
	East Money Information Co. Ltd. Class A	194,500	555
	China Minsheng Banking Corp. Ltd. Class H	1,067,500	548
[3]	China Feihe Ltd.	706,000	546
	Sinopharm Group Co. Ltd. Class H	225,300	543
	BYD Electronic International Co. Ltd.	137,000	541
	CITIC Securities Co. Ltd. Class A	152,551	538
[2]	Hygon Information Technology Co. Ltd. Class A	28,590	533
[3]	Longfor Group Holdings Ltd.	421,800	524
[3]	China International Capital Corp. Ltd. Class H	278,000	515
	Bank of China Ltd. Class A	671,400	514
[3]	WuXi AppTec Co. Ltd. Class H	55,636	485
[3]	China Resources Mixc Lifestyle Services Ltd.	100,800	476
	Hengan International Group Co. Ltd.	176,000	475
*,3	JD Logistics Inc.	301,100	474
	CMOC Group Ltd. Class H	591,000	471
	China Pacific Insurance Group Co. Ltd. Class A	98,700	470
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,887	465
	China Everbright Bank Co. Ltd. Class H	1,004,000	464
*	Cambricon Technologies Corp. Ltd. Class A	5,198	434
*	China Ruyi Holdings Ltd.	1,632,000	426
[1,3]	Hua Hong Semiconductor Ltd.	104,757	420
[3]	Meitu Inc.	499,000	418

		Shares	Market Value ($000)
*,1	GDS Holdings Ltd. Class A	140,841	417
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	97,900	415
	ZTE Corp. Class H	148,400	414
[3]	Huatai Securities Co. Ltd. Class H	240,600	403
	Bosideng International Holdings Ltd.	722,000	403
	Foxconn Industrial Internet Co. Ltd. Class A	153,200	401
*	GCL Technology Holdings Ltd.	3,846,000	400
	CRRC Corp. Ltd. Class H	605,000	387
	Ping An Bank Co. Ltd. Class A	241,700	387
	China Taiping Insurance Holdings Co. Ltd.	252,400	386
	Kingboard Holdings Ltd.	135,500	384
	CRRC Corp. Ltd. Class A	381,115	380
	Haier Smart Home Co. Ltd. Class A	109,600	380
	NAURA Technology Group Co. Ltd. Class A	6,506	377
	Muyuan Foods Co. Ltd. Class A	66,812	374
*	Genscript Biotech Corp.	228,000	372
	SF Holding Co. Ltd. Class A	58,200	372
	Luxshare Precision Industry Co. Ltd. Class A	87,714	368
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	59,360	365
	MINISO Group Holding Ltd.	83,752	357
	Seres Group Co. Ltd. Class A	18,500	348
	Guotai Haitong Securities Co. Ltd.	145,786	347
	COSCO SHIPPING Holdings Co. Ltd. Class A	149,880	341
*	Minth Group Ltd.	124,000	334
	China Railway Group Ltd. Class H	742,000	334
[3]	Shandong Gold Mining Co. Ltd. Class H	106,100	332
	Jiangxi Copper Co. Ltd. Class H	184,000	325
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	133,000	324
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	76,900	322
	China Gold International Resources Corp. Ltd.	41,700	321
*	WuXi XDC Cayman Inc.	63,000	320
	WuXi AppTec Co. Ltd. Class A	36,364	319
	Chongqing Rural Commercial Bank Co. Ltd. Class H	382,000	315
	Dongyue Group Ltd.	269,000	314
[3]	Yadea Group Holdings Ltd.	206,000	314
*	Shenzhen Inovance Technology Co. Ltd. Class A	34,095	310
	China Medical System Holdings Ltd.	225,000	307
	Country Garden Services Holdings Co. Ltd.	359,646	305
	China Everbright Environment Group Ltd.	611,000	303
	Grand Pharmaceutical Group Ltd.	271,000	298
*,3	China CITIC Financial Asset Management Co. Ltd. Class H	2,708,000	296
*,3	NetEase Cloud Music Inc.	10,950	294
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	410,000	293
	Sinotruk Hong Kong Ltd.	115,500	291
	China Minsheng Banking Corp. Ltd. Class A	477,700	288
	China National Building Material Co. Ltd. Class H	631,332	281
*,3	Ascentage Pharma Group International	43,300	277
	Autohome Inc. ADR	11,166	274
	Will Semiconductor Co. Ltd. Shanghai Class A	15,345	265
*	Chinasoft International Ltd.	416,000	264
	Weichai Power Co. Ltd. Class A	126,365	263
	China Tourism Group Duty Free Corp. Ltd. Class A	31,423	263
	Uni-President China Holdings Ltd.	197,000	256
*	China Vanke Co. Ltd. Class H	393,400	256
	Greentown China Holdings Ltd.	212,500	256
	JOYY Inc. ADR	5,287	253
	GF Securities Co. Ltd. Class A	111,155	251
	Zhejiang Expressway Co. Ltd. Class H	314,560	249
	China United Network Communications Ltd. Class A	334,000	248
*	HUTCHMED China Ltd.	87,000	248
	China CITIC Bank Corp. Ltd. Class A	222,200	245
	Far East Horizon Ltd.	316,000	244
	GF Securities Co. Ltd. Class H	173,800	244
	TravelSky Technology Ltd. Class H	172,000	244
	Haitian International Holdings Ltd.	100,000	243
	Bank of Shanghai Co. Ltd. Class A	165,700	243
	Shandong Gold Mining Co. Ltd. Class A	58,160	243
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	322,000	241
*	Alibaba Pictures Group Ltd.	2,340,000	240
	BOE Technology Group Co. Ltd. Class A	454,459	239

		Shares	Market Value ($000)
	Jiangsu Expressway Co. Ltd. Class H	186,000	237
	China Communications Services Corp. Ltd. Class H	412,000	237
	Beijing Enterprises Water Group Ltd.	704,000	231
	Xinyi Solar Holdings Ltd.	762,000	229
	Shenzhen International Holdings Ltd.	249,000	228
	C&D International Investment Group Ltd.	127,000	227
*	XD Inc.	48,400	226
	Beijing Kingsoft Office Software Inc. Class A	5,686	222
	SAIC Motor Corp. Ltd. Class A	97,700	219
	Yangzijiang Financial Holding Ltd.	389,200	219
	Sungrow Power Supply Co. Ltd. Class A	25,785	216
*	Air China Ltd. Class H	284,000	214
[1]	Hisense Home Appliances Group Co. Ltd. Class H	65,000	214
	Fufeng Group Ltd.	246,000	214
[1]	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	147,700	214
[3]	CSC Financial Co. Ltd. Class H	186,500	214
	Bank of Beijing Co. Ltd. Class A	245,200	214
	CMOC Group Ltd. Class A	214,200	213
*,1	Kingsoft Cloud Holdings Ltd.	281,310	213
[3]	China Resources Pharmaceutical Group Ltd.	324,000	212
	Fuyao Glass Industry Group Co. Ltd. Class A	26,200	211
	FinVolution Group ADR	25,068	210
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,400	209
	Bank of Nanjing Co. Ltd. Class A	131,000	208
	China Everbright Bank Co. Ltd. Class A	375,400	207
	Kingboard Laminates Holdings Ltd.	183,000	204
*,3	Keymed Biosciences Inc.	36,000	202
	Fosun International Ltd.	344,500	201
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	201
	China Merchants Securities Co. Ltd. Class A	89,520	201
*	Sunshine Insurance Group Co. Ltd.	480,000	201
*,1	Sunac China Holdings Ltd.	1,138,000	200
	Huaxia Bank Co. Ltd. Class A	191,000	200
	China Cinda Asset Management Co. Ltd. Class H	1,501,000	198
[3]	Simcere Pharmaceutical Group Ltd.	121,000	198
	Huatai Securities Co. Ltd. Class A	84,130	195
	Brilliance China Automotive Holdings Ltd.	494,000	194
	Great Wall Motor Co. Ltd. Class A	61,200	191
	Wens Foodstuff Group Co. Ltd. Class A	82,300	190
	China Railway Group Ltd. Class A	242,300	188
	China Galaxy Securities Co. Ltd. Class A	85,200	186
*	Advanced Micro-Fabrication Equipment Inc. China Class A	7,688	186
	Postal Savings Bank of China Co. Ltd. Class A	250,400	185
	Focus Media Information Technology Co. Ltd. Class A	177,700	184
	LONGi Green Energy Technology Co. Ltd. Class A	91,832	183
	Xtep International Holdings Ltd.	240,500	181
	ZTE Corp. Class A	42,035	181
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	180
	Iflytek Co. Ltd. Class A	28,300	180
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	51,126	180
[1,3]	Ganfeng Lithium Group Co. Ltd. Class H	72,800	177
*,3	InnoCare Pharma Ltd.	124,000	177
[3]	Topsports International Holdings Ltd.	495,000	176
	CSC Financial Co. Ltd. Class A	54,200	172
*	Air China Ltd. Class A	154,300	172
	China Three Gorges Renewables Group Co. Ltd. Class A	289,000	172
	Guangdong Haid Group Co. Ltd. Class A	20,300	171
	China Zheshang Bank Co. Ltd. Class H	467,000	171
	Zhongsheng Group Holdings Ltd.	113,500	170
	Shanghai Baosight Software Co. Ltd. Class B	121,700	168
*	Chongqing Changan Automobile Co. Ltd. Class A	98,618	168
	Lens Technology Co. Ltd. Class A	59,435	167
*	China Southern Airlines Co. Ltd. Class A	197,500	167
	TCL Electronics Holdings Ltd.	128,000	166
	Shenwan Hongyuan Group Co. Ltd. Class A	253,720	166
	China Nonferrous Mining Corp. Ltd.	227,000	166
	Poly Developments & Holdings Group Co. Ltd. Class A	145,100	163
	Yuexiu Property Co. Ltd.	288,280	160
*,1,3	Remegen Co. Ltd. Class H	26,000	159
	China Jinmao Holdings Group Ltd.	1,156,000	157

		Shares	Market Value ($000)
	Guangzhou Automobile Group Co. Ltd. Class H	448,000	156
*	Microport Scientific Corp.	165,800	155
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	43,000	154
	Zhongji Innolight Co. Ltd. Class A	11,800	153
[1,3]	Jinxin Fertility Group Ltd.	430,000	153
*	DPC Dash Ltd.	12,600	152
	Eve Energy Co. Ltd. Class A	24,200	151
	China Reinsurance Group Corp. Class H	1,162,000	149
	China Water Affairs Group Ltd.	190,000	148
	Yunnan Baiyao Group Co. Ltd. Class A	18,900	148
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	84,300	148
	China Construction Bank Corp. Class A	118,300	148
*	GigaDevice Semiconductor Inc. Class A	9,400	146
	China Overseas Property Holdings Ltd.	220,000	146
	Hello Group Inc. Class A ADR	24,028	146
[1,3]	Ping An Healthcare & Technology Co. Ltd.	158,730	142
	Sichuan Expressway Co. Ltd. Class H	224,000	142
	Montage Technology Co. Ltd. Class A	13,432	142
	COSCO SHIPPING Ports Ltd.	236,000	141
	Yihai International Holding Ltd.	82,000	139
	LexinFintech Holdings Ltd. ADR	19,197	139
	Shenzhen Transsion Holdings Co. Ltd. Class A	13,779	139
	TCL Technology Group Corp. Class A	233,120	138
	Eoptolink Technology Inc. Ltd. Class A	11,172	137
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	135
	Anhui Expressway Co. Ltd. Class H	86,000	134
*	Chongqing Changan Automobile Co. Ltd. Class B	275,392	133
	Sinotrans Ltd. Class H	270,000	131
	Jiangxi Copper Co. Ltd. Class A	44,500	131
*	Vnet Group Inc. ADR	24,304	130
	Greentown Service Group Co. Ltd.	246,000	130
[1,3]	China Merchants Securities Co. Ltd. Class H	84,660	129
*,1,3	East Buy Holding Ltd.	78,500	129
*,3	Alphamab Oncology	113,000	128
*,3	Luye Pharma Group Ltd.	396,500	127
[1]	Gushengtang Holdings Ltd.	27,200	127
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	63,500	127
*	China Southern Airlines Co. Ltd. Class H	254,000	126
	Fu Shou Yuan International Group Ltd.	274,000	126
	Shengyi Technology Co. Ltd. Class A	34,700	126
	Onewo Inc. Class H	49,000	126
*,3	CALB Group Co. Ltd.	61,800	126
	Sany Heavy Equipment International Holdings Co. Ltd.	156,000	125
	Henan Shuanghui Investment & Development Co. Ltd. Class A	36,900	125
	New China Life Insurance Co. Ltd. Class A	18,000	125
[3]	Blue Moon Group Holdings Ltd.	244,000	125
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	468,600	124
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	124
	GoerTek Inc. Class A	42,800	124
*	China Traditional Chinese Medicine Holdings Co. Ltd.	428,000	123
	Huadong Medicine Co. Ltd. Class A	19,800	123
	Consun Pharmaceutical Group Ltd.	90,000	122
	Tongwei Co. Ltd. Class A	53,408	121
*,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	121
*	ANE Cayman Inc.	111,000	121
	IEIT Systems Co. Ltd. Class A	17,800	120
	Zhejiang Juhua Co. Ltd. Class A	32,400	119
*	EHang Holdings Ltd. ADR	7,225	117
	360 Security Technology Inc. Class A	83,700	116
	Zhongjin Gold Corp. Ltd. Class A	59,700	116
*,3	Hygeia Healthcare Holdings Co. Ltd.	59,745	116
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	113
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	15,700	113
*	Beijing Capital International Airport Co. Ltd. Class H	318,000	112
	Sihuan Pharmaceutical Holdings Group Ltd.	889,000	111
	Shanghai Conant Optical Co. Ltd. Class H	29,500	111
*	COFCO Joycome Foods Ltd.	578,000	110
	Shoucheng Holdings Ltd.	559,600	110
*,1,3	Weimob Inc.	508,000	110
	China Datang Corp. Renewable Power Co. Ltd. Class H	383,000	110

		Shares	Market Value ($000)
	Yum China Holdings Inc.	2,493	109
	JCET Group Co. Ltd. Class A	24,500	109
*	China Eastern Airlines Corp. Ltd. Class A	194,800	109
*	Seazen Group Ltd.	444,567	109
	Huaneng Lancang River Hydropower Inc. Class A	78,000	109
	JinkoSolar Holding Co. Ltd. ADR	5,986	108
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	77,837	108
*	China Eastern Airlines Corp. Ltd. Class H	282,000	108
	Zhejiang NHU Co. Ltd. Class A	35,456	108
*	Nine Dragons Paper Holdings Ltd.	271,000	107
[3]	BAIC Motor Corp. Ltd. Class H	424,000	107
[3]	Orient Securities Co. Ltd. Class H	176,400	107
	Hangzhou Tigermed Consulting Co. Ltd. Class A	15,400	106
[3]	China Railway Signal & Communication Corp. Ltd. Class H	261,000	106
	Tianli International Holdings Ltd.	225,000	106
	Chaozhou Three-Circle Group Co. Ltd. Class A	23,194	105
	Everbright Securities Co. Ltd. Class A	46,500	105
*	Daqo New Energy Corp. ADR	7,849	105
	WUS Printed Circuit Kunshan Co. Ltd. Class A	23,840	103
*	China Vanke Co. Ltd. Class A	110,700	102
*,2,3	New Horizon Health Ltd.	56,500	102
[2]	Canvest Environmental Protection Group Co. Ltd.	161,000	101
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	15,900	101
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	18,800	100
	Eastroc Beverage Group Co. Ltd. Class A	2,260	100
	Sun Art Retail Group Ltd.	328,500	99
[3]	Zhou Hei Ya International Holdings Co. Ltd.	295,500	99
	Lonking Holdings Ltd.	408,000	98
	Bank of Chongqing Co. Ltd. Class H	95,000	98
	Livzon Pharmaceutical Group Inc. Class H	26,300	97
	Shanghai International Port Group Co. Ltd. Class A	120,200	97
	Digital China Holdings Ltd.	242,000	96
	Huayu Automotive Systems Co. Ltd. Class A	38,100	95
*	Poly Property Services Co. Ltd. Class H	24,400	95
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	346,400	95
	Lingyi iTech Guangdong Co. Class A	83,100	93
	Zhejiang Huayou Cobalt Co. Ltd. Class A	20,200	93
	Citic Pacific Special Steel Group Co. Ltd. Class A	59,200	93
*,1	Canadian Solar Inc.	8,772	92
	Tianneng Power International Ltd.	118,000	92
	Sieyuan Electric Co. Ltd. Class A	9,100	91
*	Satellite Chemical Co. Ltd. Class A	39,200	91
	National Silicon Industry Group Co. Ltd. Class A	35,595	91
	Goldwind Science & Technology Co. Ltd. Class A	70,100	90
*	Gaotu Techedu Inc. ADR	23,720	90
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	23,000	90
	SSY Group Ltd.	238,000	89
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	10,059	89
	Huizhou Desay Sv Automotive Co. Ltd. Class A	5,800	89
*	Lifetech Scientific Corp.	432,000	89
	Orient Securities Co. Ltd. Class A	69,114	89
*	Skyworth Group Ltd.	225,111	88
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	14,860	88
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	88
	Yutong Bus Co. Ltd. Class A	25,600	88
	People's Insurance Co. Group of China Ltd. Class A	76,700	88
	Empyrean Technology Co. Ltd. Class A	5,000	88
	Lufax Holding Ltd. ADR	30,161	88
[3]	Genertec Universal Medical Group Co. Ltd.	128,500	87
	Isoftstone Information Technology Group Co. Ltd. Class A	12,000	87
	China Modern Dairy Holdings Ltd.	628,000	86
	Jiangsu Expressway Co. Ltd. Class A	37,600	85
	Yunnan Aluminium Co. Ltd. Class A	42,000	85
[3]	Pharmaron Beijing Co. Ltd. Class H	43,750	85
	Pharmaron Beijing Co. Ltd. Class A	25,420	84
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	32,400	83
	China National Chemical Engineering Co. Ltd. Class A	76,700	82
	Hundsun Technologies Inc. Class A	22,480	82
	Beijing Tong Ren Tang Co. Ltd. Class A	15,300	81
	Guosen Securities Co. Ltd. Class A	51,200	80

		Shares	Market Value ($000)
	Bestechnic Shanghai Co. Ltd. Class A	1,477	80
	China Everbright Ltd.	134,000	79
	Sinotrans Ltd. Class A	114,000	79
	Industrial Securities Co. Ltd. Class A	98,922	79
	Suzhou TFC Optical Communication Co. Ltd. Class A	7,000	79
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	5,782	79
	China Lesso Group Holdings Ltd.	157,000	78
*	Yonghui Superstores Co. Ltd. Class A	114,500	78
[1,3]	AsiaInfo Technologies Ltd.	66,000	78
	Guangshen Railway Co. Ltd. Class H	338,000	77
	Ganfeng Lithium Group Co. Ltd. Class A	18,494	77
	Beijing New Building Materials plc Class A	19,300	77
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	77
*,3	Mobvista Inc.	99,000	77
*,3	Ocumension Therapeutics	79,500	77
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	76
	Chongqing Rural Commercial Bank Co. Ltd. Class A	75,600	76
	Wasion Holdings Ltd.	82,000	75
*	New Hope Liuhe Co. Ltd. Class A	56,800	75
	Sichuan Changhong Electric Co. Ltd. Class A	55,100	75
	China Resources Building Materials Technology Holdings Ltd.	354,000	74
*	First Tractor Co. Ltd. Class H	90,000	74
	Goldwind Science & Technology Co. Ltd. Class H	95,200	74
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	8,700	74
	SG Micro Corp. Class A	5,800	74
*	Hopson Development Holdings Ltd.	191,921	74
*,3	Yidu Tech Inc.	101,800	74
*	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	73
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	6,046	73
	China BlueChemical Ltd. Class H	280,000	72
*	Yonyou Network Technology Co. Ltd. Class A	39,600	72
	JNBY Design Ltd.	37,500	72
	Imeik Technology Development Co. Ltd. Class A	3,060	72
	Beijing Roborock Technology Co. Ltd. Class A	2,286	72
	Shenzhen Expressway Corp. Ltd. Class H	84,000	71
*	Ming Yuan Cloud Group Holdings Ltd.	210,000	71
	Zangge Mining Co. Ltd. Class A	14,100	71
*,3	Maoyan Entertainment	78,200	70
	Sailun Group Co. Ltd. Class A	40,500	70
	Guolian Minsheng Securities Co. Ltd. Class A	50,800	70
	Yunnan Yuntianhua Co. Ltd. Class A	23,200	70
	Shanghai Rural Commercial Bank Co. Ltd. Class A	56,000	70
[1]	Tianqi Lithium Corp. Class H	22,400	70
	Guangzhou Automobile Group Co. Ltd. Class A	64,600	69
*	Shanghai Stonehill Technology Co. Ltd. Class A	87,400	69
	Jiangsu Zhongtian Technology Co. Ltd. Class A	37,400	69
	Wingtech Technology Co. Ltd. Class A	14,700	69
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	68
	Flat Glass Group Co. Ltd. Class H	64,000	68
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	18,700	68
*,3	Bairong Inc. Class B	68,000	68
	China Resources Microelectronics Ltd. Class A	10,366	68
	China Oriental Group Co. Ltd.	390,000	67
*	Changchun High-Tech Industry Group Co. Ltd. Class A	4,600	67
	Tongling Nonferrous Metals Group Co. Ltd. Class A	153,500	67
	Gotion High-tech Co. Ltd. Class A	19,700	67
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	67
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	16,100	67
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,400	66
	GalaxyCore Inc. Class A	30,082	66
	PAX Global Technology Ltd.	107,000	65
	China Jushi Co. Ltd. Class A	41,444	65
	China Resources Medical Holdings Co. Ltd.	124,500	65
	Huagong Tech Co. Ltd. Class A	11,200	65
	Mango Excellent Media Co. Ltd. Class A	20,600	64
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	100,500	64
	YTO Express Group Co. Ltd. Class A	35,100	64
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,600	64
*,3	China Bohai Bank Co. Ltd. Class H	561,500	64
	China Yongda Automobiles Services Holdings Ltd.	206,000	63

		Shares	Market Value ($000)
	Dong-E-E-Jiao Co. Ltd. Class A	8,300	63
	China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	63
	Beijing Tiantan Biological Products Corp. Ltd. Class A	23,880	63
	Goneo Group Co. Ltd. Class A	6,420	63
	Lee & Man Paper Manufacturing Ltd.	225,000	62
	China Overseas Grand Oceans Group Ltd.	285,000	62
	West China Cement Ltd.	336,000	62
	Shandong Sun Paper Industry JSC Ltd. Class A	31,500	62
*	Talkweb Information System Co. Ltd. Class A	15,400	62
*,3	CanSino Biologics Inc. Class H	14,400	62
	Poly Property Group Co. Ltd.	334,000	61
*	OFILM Group Co. Ltd. Class A	37,700	61
	LB Group Co. Ltd. Class A	26,500	61
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	28,300	61
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	16,400	61
*,1,3	Haichang Ocean Park Holdings Ltd.	589,000	61
	Jinko Solar Co. Ltd. Class A	84,124	61
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	60
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	60
[3]	Angelalign Technology Inc.	8,400	60
	Bank of Chongqing Co. Ltd. Class A	38,900	60
[1]	China Risun Group Ltd.	189,000	60
	NetDragon Websoft Holdings Ltd.	48,500	59
	Yealink Network Technology Corp. Ltd. Class A	12,600	59
	Shanghai Pudong Construction Co. Ltd. Class A	63,200	59
	Flat Glass Group Co. Ltd. Class A	29,600	59
	Ningbo Joyson Electronic Corp. Class A	24,200	59
	HLA Group Corp. Ltd. Class A	58,213	58
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	11,000	58
	China Zheshang Bank Co. Ltd. Class A	130,740	58
	Shanghai Baosight Software Co. Ltd. Class A	16,800	58
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	2,201	58
	China Foods Ltd.	146,000	57
	Tianqi Lithium Corp. Class A	14,221	57
	SooChow Securities Co. Ltd. Class A	51,300	57
	Sinoma International Engineering Co. Class A	46,000	57
	Maxscend Microelectronics Co. Ltd. Class A	5,840	57
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	57
	Shenzhen Topband Co. Ltd. Class A	31,100	57
*	FIH Mobile Ltd.	48,200	57
	Shaanxi International Trust Co. Ltd. Class A	118,700	56
*	Tianfeng Securities Co. Ltd. Class A	103,500	56
[3]	China East Education Holdings Ltd.	70,000	56
*,3	JS Global Lifestyle Co. Ltd.	219,000	56
*	BeOne Medicines Ltd. Class A	1,743	56
	Yuexiu Transport Infrastructure Ltd.	120,000	55
	China Shineway Pharmaceutical Group Ltd.	57,000	55
	Kingnet Network Co. Ltd. Class A	24,800	55
	Xiamen International Airport Co. Ltd. Class A	26,900	55
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,100	55
	Jiangsu Financial Leasing Co. Ltd. Class A	66,600	55
	Kingfa Sci & Tech Co. Ltd. Class A	38,500	55
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	93,400	54
	Unisplendour Corp. Ltd. Class A	16,360	54
	Guoyuan Securities Co. Ltd. Class A	51,895	54
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	2,800	54
	Q Technology Group Co. Ltd.	65,000	54
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	54
	Guangzhou Haige Communications Group Inc. Co. Class A	27,800	53
	Changjiang Securities Co. Ltd. Class A	59,000	53
	Hisense Visual Technology Co. Ltd. Class A	16,100	53
[3]	Medlive Technology Co. Ltd.	33,000	53
	Piotech Inc. Class A	2,596	53
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,300	52
	Oriental Pearl Group Co. Ltd. Class A	51,500	52
[3]	Sunac Services Holdings Ltd.	244,000	52
	SUPCON Technology Co. Ltd. Class A	8,466	52
	Meihua Holdings Group Co. Ltd. Class A	35,700	52
*,1	Fenbi Ltd.	191,500	52
	Sinofert Holdings Ltd.	316,000	51

		Shares	Market Value ($000)
	Yuexiu REIT	541,206	51
	China Education Group Holdings Ltd.	151,000	51
[1,3]	Jiumaojiu International Holdings Ltd.	167,000	51
	Liaoning Chengda Biotechnology Co. Ltd. Class A	14,106	51
	Hangzhou Iron & Steel Co. Class A	41,300	51
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	51
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	9,800	51
	Zhejiang Hailiang Co. Ltd. Class A	35,700	50
	Accelink Technologies Co. Ltd. Class A	8,800	50
	Shenzhen Kinwong Electronic Co. Ltd. Class A	11,500	50
	Yifeng Pharmacy Chain Co. Ltd. Class A	13,900	50
*	Youdao Inc. ADR	5,399	50
	Kangji Medical Holdings Ltd.	49,000	50
*	DingDong Cayman Ltd. ADR	24,315	50
[3]	Everbright Securities Co. Ltd. Class H	53,832	49
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	49
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	20,400	49
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	49
*	JA Solar Technology Co. Ltd. Class A	38,439	49
*	Amlogic Shanghai Co. Ltd. Class A	5,249	49
*	Adicon Holdings Ltd.	57,500	49
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	48
	Hunan Valin Steel Co. Ltd. Class A	72,300	48
	Ecovacs Robotics Co. Ltd. Class A	6,400	48
	Caitong Securities Co. Ltd. Class A	47,255	48
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	48
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	7,300	48
	Glarun Technology Co. Ltd. Class A	13,300	48
	Bank of Suzhou Co. Ltd. Class A	39,300	48
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,013	48
	Huaxin Cement Co. Ltd. Class H	45,400	48
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	48
*	Angang Steel Co. Ltd. Class H	236,000	47
	Central China Securities Co. Ltd. Class H	246,000	47
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	16,700	47
	Han's Laser Technology Industry Group Co. Ltd. Class A	14,900	47
	Bank of Changsha Co. Ltd. Class A	34,700	47
[3]	AK Medical Holdings Ltd.	62,000	47
	Youngor Fashion Co. Ltd. Class A	44,999	47
	Hangcha Group Co. Ltd. Class A	17,640	47
	CNGR Advanced Material Co. Ltd. Class A	10,920	47
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	19,500	46
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	43,750	46
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	57,800	46
	Concord New Energy Group Ltd.	820,000	46
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	46
	Winner Medical Co. Ltd. Class A	6,800	46
	Minmetals Capital Co. Ltd. Class A	63,200	46
	Sharetronic Data Technology Co. Ltd. Class A	4,200	46
*	Zhihu Inc. ADR	11,913	46
	Shui On Land Ltd.	569,500	45
	Tiangong International Co. Ltd.	188,000	45
	GEM Co. Ltd. Class A	53,900	45
	DHC Software Co. Ltd. Class A	35,800	45
	Xiamen Tungsten Co. Ltd. Class A	16,900	45
	GRG Banking Equipment Co. Ltd. Class A	27,000	45
	Anjoy Foods Group Co. Ltd. Class A	3,900	45
	China Lilang Ltd.	95,000	44
	Health & Happiness H&H International Holdings Ltd.	26,500	44
[3]	A-Living Smart City Services Co. Ltd.	125,500	44
*	Cheng De Lolo Co. Ltd. Class A	30,000	44
	YGSOFT Inc. Class A	55,440	44
	First Capital Securities Co. Ltd. Class A	48,000	44
	China Great Wall Securities Co. Ltd. Class A	39,525	44
	Shanghai Belling Co. Ltd. Class A	9,600	44
*	Wellhope Foods Co. Ltd. Class A	35,500	44
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	11,000	44
	Trina Solar Co. Ltd. Class A	23,655	44
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	44
*	QuantumCTek Co. Ltd. Class A	1,222	44

		Shares	Market Value ($000)
*	Kangmei Pharmaceutical Co. Ltd. Class A	160,600	44
*	Sohu.com Ltd. ADR	4,291	43
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	43
	Transfar Zhilian Co. Ltd. Class A	54,900	43
	Livzon Pharmaceutical Group Inc. Class A	8,500	43
	Perfect World Co. Ltd. Class A	23,000	43
	BOE Varitronix Ltd.	59,000	43
	Chongqing Water Group Co. Ltd. Class A	63,700	43
*	Seazen Holdings Co. Ltd. Class A	24,500	43
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	13,900	43
*	Hubei Dinglong Co. Ltd. Class A	11,300	43
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	43
	Shenzhen Expressway Corp. Ltd. Class A	27,700	43
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	16,000	43
	Geovis Technology Co. Ltd. Class A	9,492	43
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	32,100	43
*	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	43
	Xiamen Intretech Inc. Class A	19,000	42
	Heilongjiang Agriculture Co. Ltd. Class A	20,900	42
	Shenghe Resources Holding Co. Ltd. Class A	26,300	42
	Jinduicheng Molybdenum Co. Ltd. Class A	28,700	42
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	42
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	42,700	42
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	23,500	42
	People.cn Co. Ltd. Class A	15,200	42
	JCHX Mining Management Co. Ltd. Class A	7,700	42
	Sinofibers Technology Co. Ltd. Class A	9,000	42
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,645	42
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	42
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	42
	CSG Holding Co. Ltd. Class B	192,800	41
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	41
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	41
	Xiamen C & D Inc. Class A	29,900	41
*	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,100	41
	AIMA Technology Group Co. Ltd. Class A	8,250	41
*	Remegen Co. Ltd. Class A	5,083	41
	BOE Technology Group Co. Ltd. Class B	122,100	40
	China Zhenhua Group Science & Technology Co. Ltd. Class A	6,300	40
*	Siasun Robot & Automation Co. Ltd. Class A	17,900	40
	Beijing Shougang Co. Ltd. Class A	81,900	40
	Wuxi Taiji Industry Ltd. Co. Class A	45,600	40
	Xinyi Energy Holdings Ltd.	324,800	40
*	Ingenic Semiconductor Co. Ltd. Class A	4,600	40
*	Tsinghua Tongfang Co. Ltd. Class A	40,400	40
	Digital China Group Co. Ltd. Class A	7,700	40
*,1	Yeahka Ltd.	33,200	40
	Raytron Technology Co. Ltd. Class A	4,763	40
*	Sichuan Development Lomon Co. Ltd. Class A	25,800	40
	Sunresin New Materials Co. Ltd. Class A	6,400	40
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	2,662	40
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	40
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	18,200	39
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	39
*	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	39
	Shenzhen SED Industry Co. Ltd. Class A	14,600	39
*	Yanlord Land Group Ltd.	108,200	38
	Sealand Securities Co. Ltd. Class A	73,800	38
*	Angang Steel Co. Ltd. Class A	118,000	38
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	38
	Sinolink Securities Co. Ltd. Class A	32,785	38
	Avary Holding Shenzhen Co. Ltd. Class A	9,700	38
	Nanjing Gaoke Co. Ltd. Class A	36,400	38
	BrightGene Bio-Medical Technology Co. Ltd. Class A	5,252	38
	Qilu Bank Co. Ltd. Class A	41,100	38
	Cathay Biotech Inc. Class A	5,868	38
	Shanghai United Imaging Healthcare Co. Ltd. Class A	2,004	38
*	SOHO China Ltd.	537,000	37
	Weaver Network Technology Co. Ltd. Class A	4,570	37
	Zhejiang Longsheng Group Co. Ltd. Class A	26,900	37

		Shares	Market Value ($000)
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	13,200	37
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	37
	Huaan Securities Co. Ltd. Class A	48,600	37
	MLS Co. Ltd. Class A	34,200	37
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	37
	Wuchan Zhongda Group Co. Ltd. Class A	51,100	37
	Lakala Payment Co. Ltd. Class A	11,000	37
	COFCO Capital Holdings Co. Ltd. Class A	23,700	37
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	52,800	37
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	11,800	37
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	37
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	8,472	37
	China Railway Materials Co. Ltd. Class A	102,600	37
	Shenzhen Envicool Technology Co. Ltd. Class A	11,076	37
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	37
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	5,600	37
	Shenzhen Investment Ltd.	376,000	36
*	Guangzhou R&F Properties Co. Ltd. Class H	294,000	36
*	Hytera Communications Corp. Ltd. Class A	23,100	36
	FAWER Automotive Parts Co. Ltd. Class A	42,100	36
*	Quzhou Xin'an Development Co. Ltd. Class A	100,100	36
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	36
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	36
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	36
*	Fulin Precision Co. Ltd. Class A	14,950	36
*	Shanghai Junshi Biosciences Co. Ltd. Class A	8,006	36
	City Development Environment Co. Ltd. Class A	18,700	36
*	3peak Inc. Class A	1,817	36
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	36
	ACM Research Shanghai Inc. Class A	2,587	36
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	43,400	36
	Chengdu Xingrong Environment Co. Ltd. Class A	34,300	35
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	35
	Jointown Pharmaceutical Group Co. Ltd. Class A	48,166	35
	Shandong Hi-speed Co. Ltd. Class A	21,900	35
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	35
	Changzheng Engineering Technology Co. Ltd. Class A	14,000	35
*	Sinomine Resource Group Co. Ltd. Class A	8,500	35
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	35
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	35
	Leader Harmonious Drive Systems Co. Ltd. Class A	2,185	35
*	Espressif Systems Shanghai Co. Ltd. Class A	1,364	35
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	1,387	35
	Shenzhen Sunway Communication Co. Ltd. Class A	11,600	34
	Thunder Software Technology Co. Ltd. Class A	4,500	34
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	29,400	34
	Yunnan Energy New Material Co. Ltd. Class A	8,800	34
	BGI Genomics Co. Ltd. Class A	4,800	34
	Luxi Chemical Group Co. Ltd. Class A	23,200	34
	Yunnan Copper Co. Ltd. Class A	21,100	34
	DBG Technology Co. Ltd. Class A	9,800	34
	Haohua Chemical Science & Technology Co. Ltd. Class A	10,200	34
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	33,400	34
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	34
*	Xinte Energy Co. Ltd. Class H	64,400	34
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	34
*	Ningbo Zhenyu Technology Co. Ltd. Class A	1,800	34
	ApicHope Pharmaceutical Group Co. Ltd.	5,000	34
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	34
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	8,900	33
	Zhejiang Chint Electrics Co. Ltd. Class A	10,705	33
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	33
	Konfoong Materials International Co. Ltd. Class A	3,300	33
	Shennan Circuits Co. Ltd. Class A	2,860	33
	Ming Yang Smart Energy Group Ltd. Class A	23,800	33
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	33
	Grinm Advanced Materials Co. Ltd. Class A	13,800	33
	Lianhe Chemical Technology Co. Ltd. Class A	26,100	33
	Yankershop Food Co. Ltd. Class A	2,730	33
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	8,710	33

		Shares	Market Value ($000)
[3]	Joinn Laboratories China Co. Ltd. Class H	18,132	33
	Foryou Corp. Class A	7,200	33
	Shanghai Huace Navigation Technology Ltd. Class A	5,300	33
	Nanjing Pharmaceutical Co. Ltd. Class A	46,300	33
	Chengdu Hi-tech Development Co. Ltd. Class A	5,400	33
	China Railway Special Cargo Logistics Co. Ltd. Class A	57,600	33
	Gemdale Properties & Investment Corp. Ltd.	924,000	32
	Zhejiang Supor Co. Ltd. Class A	4,200	32
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,300	32
	Shanghai Jahwa United Co. Ltd. Class A	9,800	32
	Advanced Technology & Materials Co. Ltd. Class A	18,300	32
	Zhejiang Jingu Co. Ltd. Class A	15,900	32
*	Nanfang Zhongjin Environment Co. Ltd. Class A	69,500	32
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	12,000	32
	Huaxin Cement Co. Ltd. Class A	18,500	32
	Quectel Wireless Solutions Co. Ltd. Class A	3,269	32
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	72,400	32
	PhiChem Corp. Class A	11,200	32
*	Fibocom Wireless Inc. Class A	8,820	32
	State Grid Information & Communication Co. Ltd. Class A	12,700	32
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	10,480	32
	Guangdong Aofei Data Technology Co. Ltd. Class A	11,507	32
	DeHua TB New Decoration Materials Co. Ltd. Class A	22,500	32
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	32
	Eastern Air Logistics Co. Ltd. Class A	17,700	32
*	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	32
*,2	China Dili Group	378,000	32
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	31
	BBMG Corp. Class H	355,000	31
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	92,900	31
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	9,800	31
	Beijing Easpring Material Technology Co. Ltd. Class A	5,900	31
	Gemdale Corp. Class A	58,000	31
	Jiangsu Yangnong Chemical Co. Ltd. Class A	4,000	31
	Xuji Electric Co. Ltd. Class A	10,500	31
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	39,400	31
*	Bohai Leasing Co. Ltd. Class A	68,400	31
*	Dada Nexus Ltd. ADR	15,544	31
	Sichuan Jiuzhou Electric Co. Ltd. Class A	13,800	31
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	31
*	Antong Holdings Co. Ltd. Class A	82,200	31
	Chervon Holdings Ltd.	18,400	31
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	16,600	31
	Andon Health Co. Ltd. Class A	6,000	31
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	28,400	31
	China TransInfo Technology Co. Ltd. Class A	22,600	30
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	30
	China National Medicines Corp. Ltd. Class A	7,300	30
	Jason Furniture Hangzhou Co. Ltd. Class A	8,700	30
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	18,400	30
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	41,200	30
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	9,400	30
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,300	30
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	30
	Skshu Paint Co. Ltd. Class A	6,624	30
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	30
	Ginlong Technologies Co. Ltd. Class A	4,200	30
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	30
	Jiangsu Azure Corp. Class A	18,100	30
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	30
*	Zhuhai Port Co. Ltd. Class A	39,400	30
	Yibin Tianyuan Group Co. Ltd. Class A	47,940	30
	Bloomage Biotechnology Corp. Ltd. Class A	4,292	30
	Kidswant Children Products Co. Ltd. Class A	14,900	30
*	Qi An Xin Technology Group Inc. Class A	7,104	30
*	Rising Nonferrous Metals Share Co. Ltd. Class A	5,000	30
	Yunnan Tin Co. Ltd. Class A	15,300	29
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	18,700	29
	Grandblue Environment Co. Ltd. Class A	8,500	29
	Anhui Expressway Co. Ltd. Class A	11,500	29

		Shares	Market Value ($000)
	SDIC Capital Co. Ltd. Class A	30,300	29
	CSSC Science & Technology Co. Ltd. Class A	17,200	29
	Weihai Guangwei Composites Co. Ltd. Class A	6,720	29
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	29
*	Kunming Yunnei Power Co. Ltd. Class A	38,600	29
	Joinn Laboratories China Co. Ltd. Class A	10,897	29
*	Beijing Compass Technology Development Co. Ltd. Class A	3,625	29
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	29
	Xiamen Bank Co. Ltd. Class A	31,800	29
*,3	AInnovation Technology Group Co. Ltd.	42,400	29
	Kingsemi Co. Ltd. Class A	2,331	29
	Citic Offshore Helicopter Co. Ltd. Class A	9,504	29
	Hand Enterprise Solutions Co. Ltd. Class A	11,800	28
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	28
	Lepu Medical Technology Beijing Co. Ltd. Class A	17,800	28
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	28
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	28
	Xiamen ITG Group Corp. Ltd. Class A	32,000	28
	G-bits Network Technology Xiamen Co. Ltd. Class A	800	28
*	Do-Fluoride New Materials Co. Ltd. Class A	17,700	28
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	47,400	28
	Zhejiang Dingli Machinery Co. Ltd. Class A	4,500	28
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	15,600	28
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	28
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	18,500	28
	Hubei Chutian Smart Communication Co. Ltd. Class A	44,300	28
*	Greatoo Intelligent Equipment Inc. Class A	24,400	28
	TRS Information Technology Corp. Ltd. Class A	11,900	28
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	27
	Hesteel Co. Ltd. Class A	88,300	27
	Tasly Pharmaceutical Group Co. Ltd. Class A	12,000	27
	China Merchants Port Group Co. Ltd. Class A	9,500	27
	China Tianying Inc. Class A	45,200	27
*	Electric Connector Technology Co. Ltd. Class A	4,400	27
*	Red Star Macalline Group Corp. Ltd. Class A	67,700	27
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	27
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	27
	Innuovo Technology Co. Ltd. Class A	19,400	27
*	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	27
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	27
	Guangdong Topstar Technology Co. Ltd. Class A	6,100	27
[3]	Linklogis Inc. Class B	176,500	27
	Sichuan New Energy Power Co. Ltd. Class A	19,600	27
	Autel Intelligent Technology Corp. Ltd. Class A	7,014	27
	Henan Liliang Diamond Co. Ltd. Class A	6,600	27
*	Tianma Microelectronics Co. Ltd. Class A	22,500	26
	FAW Jiefang Group Co. Ltd. Class A	26,200	26
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	26
	Leyard Optoelectronic Co. Ltd. Class A	32,400	26
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	24,700	26
	IKD Co. Ltd. Class A	12,400	26
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	26
	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	26
	Ningbo Shanshan Co. Ltd. Class A	24,200	26
	Laobaixing Pharmacy Chain JSC Class A	9,826	26
	Jilin Electric Power Co. Ltd. Class A	37,000	26
	Shanghai AtHub Co. Ltd. Class A	6,668	26
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	26
	Sino-Platinum Metals Co. Ltd. Class A	13,363	26
	Gaona Aero Material Co. Ltd. Class A	11,680	26
	Lingyun Industrial Corp. Ltd. Class A	12,300	26
*	Merit Interactive Co. Ltd. Class A	5,500	26
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	26
	Anker Innovations Technology Co. Ltd. Class A	1,870	26
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	26
*	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	26
*	Sinocelltech Group Ltd. Class A	4,651	26
	DongFeng Automobile Co. Ltd. Class A	23,400	26
	Capital Securities Co. Ltd. Class A	10,000	26
	Hua Hong Semiconductor Ltd. Class A	3,957	26

		Shares	Market Value ($000)
	Shenzhen Agricultural Power Group Co. Ltd. Class A	28,200	25
	Beijing Originwater Technology Co. Ltd. Class A	38,905	25
	Taiji Computer Corp. Ltd. Class A	7,400	25
	Longshine Technology Group Co. Ltd. Class A	10,300	25
	Yusys Technologies Co. Ltd. Class A	7,680	25
	Beijing United Information Technology Co. Ltd. Class A	7,830	25
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	25
	Xiamen Xiangyu Co. Ltd. Class A	26,100	25
	Xinzhi Group Co. Ltd. Class A	8,300	25
	China International Capital Corp. Ltd. Class A	5,400	25
	Huali Industrial Group Co. Ltd. Class A	3,400	25
	Shantui Construction Machinery Co. Ltd. Class A	19,400	25
*	Chengdu ALD Aviation Manufacturing Corp. Class A	8,800	25
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	25
	iRay Group Class A	1,369	25
	Hainan Jinpan Smart Technology Co. Ltd. Class A	5,818	25
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	25
	Walvax Biotechnology Co. Ltd. Class A	17,000	24
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	24
	Oppein Home Group Inc. Class A	2,800	24
	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	24
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	9,300	24
	China Film Co. Ltd. Class A	16,828	24
	Topchoice Medical Corp. Class A	4,207	24
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	27,000	24
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	24
*	B-Soft Co. Ltd. Class A	32,160	24
	Beijing Fengjing Automotive Parts Co. Ltd.	50,300	24
*	Hangjin Technology Co. Ltd. Class A	7,800	24
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	24
	Hangzhou First Applied Material Co. Ltd. Class A	14,200	24
	Hongta Securities Co. Ltd. Class A	20,900	24
	Jiangsu Lihua Foods Group Co. Ltd.	9,180	24
	Anhui Heli Co. Ltd. Class A	10,500	24
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	24
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	24
*	Founder Technology Group Corp. Class A	40,500	24
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,292	24
*	Shanghai DZH Ltd. Class A	19,300	24
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	24
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	24
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	24
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	24
	China Kings Resources Group Co. Ltd. Class A	7,920	24
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	29,100	24
	Chengdu RML Technology Co. Ltd. Class A	3,640	24
*	Primarius Technologies Co. Ltd. Class A	5,955	24
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	24
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	24
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	24
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	24
*	COL Group Co. Ltd. Class A	8,500	24
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	3,425	24
*	Shanghai STEP Electric Corp. Class A	12,000	24
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	24
	Hainan Strait Shipping Co. Ltd. Class A	27,750	23
	JSTI Group Class A	18,000	23
	Estun Automation Co. Ltd. Class A	8,500	23
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	11,435	23
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	23
	ORG Technology Co. Ltd. Class A	30,000	23
	Valiant Co. Ltd. Class A	15,000	23
*	Beijing eGOVA Co. Ltd. Class A	8,880	23
	Shanghai Bailian Group Co. Ltd. Class A	18,000	23
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	23
	Arcsoft Corp. Ltd. Class A	3,820	23
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,800	23
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	20,598	23
	Shanghai Huafon Aluminium Corp. Class A	10,400	23
*	Nations Technologies Inc. Class A	7,100	23

		Shares	Market Value ($000)
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	23
*	Sichuan Hongda Co. Ltd. Class A	23,900	23
	Zhongmin Energy Co. Ltd. Class A	31,200	23
	Willfar Information Technology Co. Ltd. Class A	4,990	23
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	23
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	23
	STO Express Co. Ltd. Class A	13,600	22
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	22
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	22
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	22
	Zhejiang Narada Power Source Co. Ltd. Class A	10,900	22
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	22
	China Enterprise Co. Ltd. Class A	55,401	22
*	Beiqi Foton Motor Co. Ltd. Class A	57,600	22
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	22
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	22
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	22
*	Roshow Technology Co. Ltd. Class A	20,400	22
*	Canaan Inc. ADR	36,919	22
*	Hangzhou Onechance Tech Corp. Class A	6,600	22
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	22
	GCL Energy Technology Co. Ltd. Class A	19,800	22
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	3,659	22
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,169	22
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	22
*	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	22
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	22
	Innovation New Material Technology Co. Ltd. Class A	40,700	22
	XGD Inc. Class A	6,000	22
	FESCO Group Co. Ltd. Class A	7,800	22
*	JoulWatt Technology Co. Ltd. Class A	5,164	22
	Henan Lingrui Pharmaceutical Co. Class A	6,800	22
	Eastern Communications Co. Ltd. Class B	56,000	21
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	21
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	21
	Fujian Sunner Development Co. Ltd. Class A	10,000	21
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	21
*	GCL System Integration Technology Co. Ltd. Class A	69,800	21
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	21
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	21
	Sangfor Technologies Inc. Class A	1,700	21
	BBMG Corp. Class A	100,200	21
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	6,160	21
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	21
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	7,657	21
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	21
	Sino Wealth Electronic Ltd. Class A	7,469	21
*	Polaris Bay Group Co. Ltd. Class A	23,100	21
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	21
	Shanghai Chinafortune Co. Ltd. Class A	10,600	21
*	YaGuang Technology Group Co. Ltd. Class A	24,200	21
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	4,200	21
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	8,400	21
	Edan Instruments Inc. Class A	13,000	21
	Canmax Technologies Co. Ltd. Class A	9,000	21
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	21
	Hanwei Electronics Group Corp. Class A	4,300	21
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	21
	Dazhong Mining Co. Ltd.	17,100	21
	Fujian Boss Software Development Co. Ltd. Class A	10,300	21
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	21
	XTC New Energy Materials Xiamen Co. Ltd. Class A	3,429	21
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	21
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	21
	Jiayou International Logistics Co. Ltd. Class A	11,000	21
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	20
	China Meheco Group Co. Ltd. Class A	13,800	20
	Hexing Electrical Co. Ltd. Class A	5,300	20
	Wuhu Token Science Co. Ltd. Class A	24,700	20
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	20

		Shares	Market Value ($000)
*	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	20
*	BOE HC SemiTek Corp.	21,700	20
	Sonoscape Medical Corp. Class A	4,400	20
	JL Mag Rare-Earth Co. Ltd. Class A	7,200	20
	Bright Real Estate Group Co. Ltd. Class A	39,200	20
	Shanghai Runda Medical Technology Co. Ltd. Class A	8,200	20
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	20
	Shengda Resources Co. Ltd. Class A	11,100	20
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	20
	CETC Digital Technology Co. Ltd. Class A	6,240	20
	Shandong WIT Dyne Health Co. Ltd. Class A	4,600	20
	EIT Environmental Development Group Co. Ltd. Class A	5,800	20
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	26,000	20
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	19,100	20
	Xinxiang Richful Lube Additive Co. Ltd. Class A	2,470	20
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	6,000	20
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	10,900	20
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	20
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	20
	Rianlon Corp. Class A	5,125	20
	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	20
	BMC Medical Co. Ltd. Class A	1,680	20
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	20
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	20
	Servyou Software Group Co. Ltd. Class A	3,600	20
	Solareast Holdings Co. Ltd. Class A	14,200	20
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	20
	Insigma Technology Co. Ltd. Class A	15,600	20
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	20
	Castech Inc. Class A	4,500	20
	Huada Automotive Technology Corp. Ltd. Class A	4,200	20
*	Agile Group Holdings Ltd.	358,000	19
	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	19
*	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	19
	Northeast Securities Co. Ltd. Class A	19,200	19
*	Visionox Technology Inc. Class A	15,600	19
	Guangdong Tapai Group Co. Ltd. Class A	17,800	19
	Beijing Strong Biotechnologies Inc. Class A	9,900	19
	Keda Industrial Group Co. Ltd. Class A	13,500	19
	Greattown Holdings Ltd. Class A	42,300	19
*	TianShan Material Co. Ltd. Class A	30,100	19
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	4,000	19
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	19
	Zhejiang Medicine Co. Ltd. Class A	9,000	19
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	21,400	19
	Zhewen Interactive Group Co. Ltd. Class A	15,700	19
	Xinhuanet Co. Ltd. Class A	5,900	19
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	16,600	19
	China Meidong Auto Holdings Ltd.	72,000	19
	China CAMC Engineering Co. Ltd. Class A	17,200	19
*	Amoy Diagnostics Co. Ltd. Class A	6,420	19
	Eastern Communications Co. Ltd. Class A	13,600	19
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	19
	By-health Co. Ltd. Class A	12,000	19
	Shanghai Pret Composites Co. Ltd. Class A	13,700	19
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	30,400	19
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	19
*	Hwa Create Co. Ltd. Class A	7,600	19
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	19
	Guangdong Advertising Group Co. Ltd. Class A	18,900	19
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	19
	Chinalin Securities Co. Ltd. Class A	10,400	19
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	14,448	19
	Hainan Haide Capital Management Co. Ltd. Class A	25,389	19
	Wuxi Paike New Materials Technology Co. Ltd. Class A	2,300	19
	ZhongYeDa Electric Co. Ltd. Class A	15,600	19
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	19
	NYOCOR Co. Ltd. Class A	24,700	19
	Sanwei Holding Group Co. Ltd. Class A	12,900	19
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	19

		Shares	Market Value ($000)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	19
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	19
	Shanghai Highly Group Co. Ltd. Class A	12,300	19
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	19
*	Shenzhen Mason Technologies Co. Ltd. Class A	11,560	19
*	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	20,800	18
	Guomai Technologies Inc. Class A	11,900	18
	CETC Cyberspace Security Technology Co. Ltd. Class A	8,300	18
*	Bank of Zhengzhou Co. Ltd. Class A	63,900	18
	Guangzhou Baiyun International Airport Co. Ltd. Class A	13,900	18
	Wangfujing Group Co. Ltd. Class A	9,500	18
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	18
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	18
*	Sunstone Development Co. Ltd. Class A	8,200	18
	Shenzhen Gongjin Electronics Co. Ltd. Class A	13,900	18
	Jiangsu Etern Co. Ltd. Class A	15,800	18
*	Minmetals Development Co. Ltd. Class A	17,300	18
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	18
*	Hangzhou Dptech Technologies Co. Ltd. Class A	7,950	18
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	18
	Three's Co. Media Group Co. Ltd. Class A	4,663	18
	Jinko Power Technology Co. Ltd. Class A	50,100	18
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	18
	Wondershare Technology Group Co. Ltd. Class A	2,237	18
	Shenzhen Senior Technology Material Co. Ltd. Class A	13,000	18
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	18
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	2,200	18
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	7,016	18
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	18
	Jiangsu Cnano Technology Co. Ltd. Class A	3,205	18
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	18
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	18
	Focus Technology Co. Ltd. Class A	3,200	18
*	Digiwin Co. Ltd.	3,800	18
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	18
	Huaming Power Equipment Co. Ltd. Class A	8,700	18
	Jiangzhong Pharmaceutical Co. Ltd. Class A	5,500	18
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	18
	Toread Holdings Group Co. Ltd. Class A	14,500	18
	Shannon Semiconductor Technology Co. Ltd. Class A	4,700	18
*	Bio-Thera Solutions Ltd. Class A	4,984	18
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	17
	Suofeiya Home Collection Co. Ltd. Class A	8,600	17
	Youzu Interactive Co. Ltd. Class A	9,200	17
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	17
	IReader Technology Co. Ltd. Class A	6,455	17
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	17
*	Sun Create Electronics Co. Ltd. Class A	4,600	17
*,3	Red Star Macalline Group Corp. Ltd. Class H	93,800	17
	Shandong Linglong Tyre Co. Ltd. Class A	8,700	17
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	17
	Norinco International Cooperation Ltd. Class A	11,800	17
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	21,400	17
	Sinocare Inc. Class A	5,700	17
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	17
*	Sai Micro Electronics Inc. Class A	7,600	17
	Zhuhai Huafa Properties Co. Ltd. Class A	24,300	17
*	Zhuhai Zhumian Group Co. Ltd.	19,500	17
	YanTai Shuangta Food Co. Ltd. Class A	24,500	17
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	17
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	17
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	17
	Beijing Sifang Automation Co. Ltd. Class A	7,750	17
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	17
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	17
	Intco Medical Technology Co. Ltd. Class A	5,300	17
	Wuxi Boton Technology Co. Ltd. Class A	4,900	17
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	17
*	Jade Bird Fire Co. Ltd. Class A	10,690	17
	Xinxiang Chemical Fiber Co. Ltd. Class A	31,700	17

		Shares	Market Value ($000)
	Tibet Mineral Development Co. Ltd. Class A	6,700	17
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	17
*	Guizhou Chanhen Chemical Corp. Class A	4,900	17
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	17
	Sineng Electric Co. Ltd. Class A	4,644	17
	Caida Securities Co. Ltd. Class A	18,700	17
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	17
	Southern Publishing & Media Co. Ltd. Class A	7,800	17
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	17
*	Sichuan Injet Electric Co. Ltd. Class A	2,700	17
*	CETC Chips Technology Inc. Class A	10,200	17
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	17
	Fujian Kuncai Material Technology Co. Ltd. Class A	6,440	17
	Giantec Semiconductor Corp. Class A	1,729	17
	Beijing Balance Medical Technology Co. Ltd. Class A	1,086	17
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	17
	Chongqing Port Co. Ltd. Class A	20,200	17
	Stanley Agricultural Group Co. Ltd. Class A	13,300	17
[2]	Ningbo Cixing Co. Ltd. Class A	13,600	17
	Zhongshan Public Utilities Group Co. Ltd. Class A	13,800	16
	Hefei Meiya Optoelectronic Technology Inc. Class A	6,500	16
*	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	3,700	16
*	Konka Group Co. Ltd. Class A	23,700	16
	Bank of Qingdao Co. Ltd. Class A	23,300	16
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	16
	Xiamen Kingdomway Group Co. Class A	6,600	16
*	Tibet Tianlu Co. Ltd. Class A	14,800	16
	CSG Holding Co. Ltd. Class A	24,600	16
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	16
	Sanquan Food Co. Ltd. Class A	9,630	16
*	Porton Pharma Solutions Ltd. Class A	7,300	16
	Sichuan EM Technology Co. Ltd. Class A	12,900	16
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	14,600	16
*	INKON Life Technology Co. Ltd. Class A	12,700	16
*	CanSino Biologics Inc. Class A	1,981	16
	Wuxi NCE Power Co. Ltd. Class A	3,724	16
	Beyondsoft Corp. Class A	8,800	16
*	Fujian Snowman Group Co. Ltd. Class A	9,600	16
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	16
*	Dosilicon Co. Ltd. Class A	3,679	16
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	16
	CIMC Vehicles Group Co. Ltd. Class A	13,600	16
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	16
	ABA Chemicals Corp. Class A	15,400	16
*	Pengxin International Mining Co. Ltd. Class A	27,900	16
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	16
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	16
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	16
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	16
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	16
*	Explosive Co. Ltd. Class A	9,900	16
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	29,800	15
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	15
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	15
	Hengdian Entertainment Co. Ltd. Class A	7,000	15
*	China Fortune Land Development Co. Ltd. Class A	48,900	15
	Aisino Corp. Class A	12,400	15
*	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	13,400	15
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	15
	Dashang Co. Ltd. Class A	4,510	15
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	15
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	15
	Sichuan Yahua Industrial Group Co. Ltd. Class A	10,000	15
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	15
	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	15
	CTS International Logistics Corp. Ltd. Class A	16,205	15
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	3,900	15
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	15
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	15
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	15

		Shares	Market Value ($000)
	China Publishing & Media Co. Ltd. Class A	16,700	15
	New Guomai Digital Culture Co. Ltd. Class A	9,100	15
*	COFCO Biotechnology Co. Ltd. Class A	19,000	15
*	Risen Energy Co. Ltd. Class A	11,800	15
*	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	15
	China Kepei Education Group Ltd.	88,000	15
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	15
	Edifier Technology Co. Ltd. Class A	8,600	15
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	15
*	Client Service International Inc. Class A	6,250	15
	Streamax Technology Co. Ltd. Class A	2,200	15
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	15
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	7,100	15
*	Xian International Medical Investment Co. Ltd. Class A	21,700	15
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	3,400	15
	Hubei Yihua Chemical Industry Co. Ltd. Class A	9,000	15
*	Ningbo Xusheng Group Co. Ltd. Class A	9,100	15
	PNC Process Systems Co. Ltd. Class A	4,320	15
	Sino Biological Inc. Class A	1,700	15
	Guotai Epoint Software Co. Ltd. Class A	3,530	15
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	15
	Hoymiles Power Electronics Inc. Class A	1,085	15
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	15
	Dongfang Electronics Co. Ltd. Class A	12,000	15
	Hualan Biological Vaccine Inc. Class A	6,300	15
	Shandong Lukang Pharma Class A	10,300	15
	Arctech Solar Holding Co. Ltd. Class A	2,565	15
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	15
	Jinhong Gas Co. Ltd. Class A	5,923	15
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	15
	Sinomach Automobile Co. Ltd. Class A	16,900	15
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	15
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	15
	CIG Shanghai Co. Ltd. Class A	3,000	15
	Mesnac Co. Ltd. Class A	14,000	15
*	Sinodata Co. Ltd. Class A	4,800	15
	Yuanjie Semiconductor Technology Co. Ltd. Class A	821	15
	Fujian Star-net Communication Co. Ltd. Class A	5,100	14
	NanJi E-Commerce Co. Ltd. Class A	23,700	14
	Wushang Group Co. Ltd. Class A	10,850	14
	Jiangling Motors Corp. Ltd. Class A	4,800	14
	Topsec Technologies Group Inc. Class A	13,800	14
*	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	14
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	14
	Shanying International Holding Co. Ltd. Class A	55,000	14
	BTG Hotels Group Co. Ltd. Class A	7,100	14
	Shanghai M&G Stationery Inc. Class A	3,500	14
	Shenzhen Desay Battery Technology Co. Class A	4,680	14
*	Financial Street Holdings Co. Ltd. Class A	37,300	14
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	7,700	14
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	14
	China Bester Group Telecom Co. Ltd. Class A	4,800	14
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	39,300	14
	KPC Pharmaceuticals Inc. Class A	6,400	14
	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	14
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	31,400	14
*	Wutong Holding Group Co. Ltd. Class A	21,600	14
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	14
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	14
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	14
	Triumph Science & Technology Co. Ltd. Class A	9,500	14
	Yueyang Forest & Paper Co. Ltd. Class A	23,300	14
	Huadian Heavy Industries Co. Ltd. Class A	16,700	14
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,981	14
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	14
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	14
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	14
	Pylon Technologies Co. Ltd. Class A	2,415	14
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	14
	Guizhou Zhenhua E-chem Inc. Class A	8,631	14

		Shares	Market Value ($000)
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	14
	China Southern Power Grid Energy Storage Co. Ltd. Class A	10,300	14
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	14
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	14
	Bank of Lanzhou Co. Ltd. Class A	41,400	14
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	14
	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	14
*	C*Core Technology Co. Ltd. Class A	3,891	14
	China Railway Construction Heavy Industry Corp. Ltd. Class A	25,620	14
*	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	14
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	14
	Yechiu Metal Recycling China Ltd. Class A	41,800	14
	Center International Group Co. Ltd. Class A	10,700	14
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	19,900	14
	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	14
	Shanghai Baolong Automotive Corp. Class A	2,600	14
*	Duolun Technology Corp. Ltd. Class A	12,100	14
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	13
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	13
*	Long Yuan Construction Group Co. Ltd. Class A	25,300	13
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	13
	Suning Universal Co. Ltd. Class A	43,100	13
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	13
*	Kingsignal Technology Co. Ltd. Class A	9,500	13
*	Tangrenshen Group Co. Ltd. Class A	18,660	13
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	13
	Jiaze Renewables Co. Ltd.	25,800	13
*	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	13
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	13
*	Cinda Real Estate Co. Ltd. Class A	23,500	13
	263 Network Communications Co. Ltd. Class A	17,400	13
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	13
	China Merchants Property Operation & Service Co. Ltd. Class A	8,000	13
	Black Peony Group Co. Ltd. Class A	19,800	13
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	13
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	13
	Shenzhen Leaguer Co. Ltd. Class A	12,000	13
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	13
	Guangdong Goworld Co. Ltd. Class A	8,900	13
*	Chengxin Lithium Group Co. Ltd. Class A	8,700	13
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	13
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	13
	Bestore Co. Ltd. Class A	7,300	13
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	13
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	13
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	13
	China National Gold Group Gold Jewellery Co. Ltd. Class A	11,400	13
	ZWSOFT Co. Ltd. Guangzhou Class A	1,045	13
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	1,500	13
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	13
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	13
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	13
	China Science Publishing & Media Ltd. Class A	4,700	13
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	13
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	13
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	13
	Jiangsu Lianyungang Port Co. Ltd. Class A	13,200	13
	TDG Holdings Co. Ltd. Class A	13,600	13
	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	13
*	Suzhou Everbright Photonics Co. Ltd. Class A	1,831	13
*	Hymson Laser Technology Group Co. Ltd. Class A	3,360	13
	Tianneng Battery Group Co. Ltd. Class A	3,458	13
	Semitronix Corp. Class A	1,700	13
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	13
	Fujian Apex Software Co. Ltd. Class A	2,400	13
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	13
	Hainan Expressway Co. Ltd. Class A	15,900	13
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	13
*	Guoguang Electric Co. Ltd. Class A	5,900	13
*	Qiming Information Technology Co. Ltd. Class A	5,100	13

		Shares	Market Value ($000)
	Huludao Zinc Industry Co. Class A	32,100	13
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	13
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	13
	Mehow Innovative Ltd. Class A	4,100	13
*	CICT Mobile Communication Technology Co. Ltd. Class A	17,154	13
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	13
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	12
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	12
	Shenzhen Airport Co. Ltd. Class A	11,600	12
	Daan Gene Co. Ltd. Class A	14,600	12
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	12
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	26,100	12
	Guocheng Mining Co. Ltd. Class A	7,100	12
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	12
	Huaxi Securities Co. Ltd. Class A	10,700	12
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	12
	Sichuan Haite High-tech Co. Ltd. Class A	7,900	12
	Focused Photonics Hangzhou Inc. Class A	4,200	12
*	China Union Holdings Ltd. Class A	24,600	12
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	12
	Tongyu Communication Inc. Class A	5,980	12
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	5,100	12
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	12
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	12
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	12
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	12
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	12
	Neusoft Corp. Class A	8,600	12
	Gansu Yasheng Industrial Group Co. Ltd. Class A	30,100	12
	State Grid Yingda Co. Ltd. Class A	17,200	12
	Time Publishing & Media Co. Ltd. Class A	9,100	12
	China Television Media Ltd. Class A	5,400	12
	Orient International Enterprise Ltd. Class A	12,000	12
	Aotecar New Energy Technology Co. Ltd. Class A	30,000	12
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	12
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	8,500	12
	Baowu Magnesium Technology Co. Ltd. Class A	7,420	12
*	China Express Airlines Co. Ltd. Class A	9,600	12
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	12
*	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	2,700	12
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	12
*	CMGE Technology Group Ltd.	218,000	12
*	Archermind Technology Nanjing Co. Ltd. Class A	2,080	12
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	12
	Sansure Biotech Inc. Class A	4,179	12
*	KBC Corp. Ltd. Class A	3,722	12
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	12
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	12
	Central China Land Media Co. Ltd. Class A	6,500	12
	Kuangda Technology Group Co. Ltd. Class A	16,800	12
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	12
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	12
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	12
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	12
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	12
	Huangshan Novel Co. Ltd. Class A	7,200	12
	Nanjing Cosmos Chemical Co. Ltd. Class A	4,200	12
*	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	12
*	Hongrun Construction Group Co. Ltd. Class A	18,800	12
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	12
	Linktel Technologies Co. Ltd. Class A	1,400	12
*	Hainan Haiyao Co. Ltd. Class A	14,300	12
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	12
*	MGI Tech Co. Ltd. Class A	1,272	12
	Emei Shan Tourism Co. Ltd. Class A	6,400	12
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	2,100	12
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	1,679	12
*	Beijing BDStar Navigation Co. Ltd. Class A	2,876	11
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	11
	Vatti Corp. Ltd. Class A	11,700	11

		Shares	Market Value ($000)
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	11
	PCI Technology Group Co. Ltd. Class A	14,900	11
	Hongli Zhihui Group Co. Ltd. Class A	12,800	11
	Tianjin Port Co. Ltd. Class A	17,000	11
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	11
	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	11
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	11
	Skyworth Digital Co. Ltd. Class A	6,900	11
	Betta Pharmaceuticals Co. Ltd. Class A	1,400	11
*	Xizang Zhufeng Resources Co. Ltd. Class A	8,000	11
	Lier Chemical Co. Ltd. Class A	6,800	11
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	11
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	11
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	11
	Ningbo Yunsheng Co. Ltd. Class A	10,100	11
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	11
	Cangzhou Dahua Co. Ltd. Class A	7,900	11
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	11
	Fujian Expressway Development Co. Ltd. Class A	22,000	11
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	11
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	11
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	11
	Era Co. Ltd. Class A	18,600	11
	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	11
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	11
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	11
	Easyhome New Retail Group Co. Ltd. Class A	24,100	11
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	11
	Moon Environment Technology Co. Ltd. Class A	8,580	11
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	11
	GoodWe Technologies Co. Ltd. Class A	1,999	11
	Zhongtong Bus Holding Co. Ltd. Class A	7,200	11
	Yunnan Energy Investment Co. Ltd. Class A	7,100	11
*	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	11
	Guobang Pharma Ltd. Class A	3,800	11
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	11
	Appotronics Corp. Ltd. Class A	5,638	11
	Shanghai Hile Bio-Technology Co. Ltd. Class A	11,300	11
*	JinJian Cereals Industry Co. Ltd. Class A	11,300	11
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	12,100	11
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	12,600	11
	Shenzhen Topraysolar Co. Ltd. Class A	24,900	11
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	11
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	11
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	11
*	Anyang Iron & Steel Inc. Class A	40,900	11
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	11
*	Hunan New Wellful Co. Ltd. Class A	12,900	11
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	11
	HBIS Resources Co. Ltd. Class A	6,200	11
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	13,000	10
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	10
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	10
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	3,400	10
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	10
	Bluestar Adisseo Co. Class A	7,400	10
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	10
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	6,700	10
	China Wuyi Co. Ltd. Class A	28,200	10
	Shunfa Hengneng Corp. Class A	26,200	10
	Goldcard Smart Group Co. Ltd. Class A	6,000	10
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	10
	Changshu Fengfan Power Equipment Co. Ltd. Class A	16,400	10
*	Offcn Education Technology Co. Ltd. Class A	26,200	10
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	10,700	10
	CITIC Press Corp. Class A	2,400	10
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	10
	Zhende Medical Co. Ltd. Class A	3,500	10
	Windey Energy Technology Group Co. Ltd. Class A	7,150	10
	Levima Advanced Materials Corp. Class A	4,700	10

		Shares	Market Value ($000)
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	10
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	10
*	Jiangsu Lopal Tech Co. Ltd. Class A	6,000	10
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	10
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	10
	Guangdong Construction Engineering Group Co. Ltd. Class A	21,400	10
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	10
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	3,300	10
*	Foshan Yowant Technology Co. Ltd. Class A	11,000	10
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	10
*	Hanwang Technology Co. Ltd. Class A	3,500	10
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	9
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	9
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	9
	YUNDA Holding Group Co. Ltd. Class A	9,800	9
*	5I5J Holding Group Co. Ltd. Class A	20,800	9
	Chow Tai Seng Jewellery Co. Ltd. Class A	4,300	9
	C&S Paper Co. Ltd. Class A	9,200	9
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	9
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	9
	Unilumin Group Co. Ltd. Class A	9,400	9
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	9
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	9
*	Fangda Special Steel Technology Co. Ltd. Class A	15,200	9
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	9
	Canny Elevator Co. Ltd. Class A	9,500	9
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	9
	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	9
	Tianjin Teda Co. Ltd. Class A	17,600	9
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	9
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	9
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	9
	Ligao Foods Co. Ltd. Class A	1,200	9
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	9
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	9
	Xilinmen Furniture Co. Ltd. Class A	3,600	9
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	9
*	Wuhan Keqian Biology Co. Ltd. Class A	3,714	9
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	9
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	9
	Hubei Century Network Technology Co. Ltd. Class A	5,200	9
*	Guizhou Tyre Co. Ltd. Class A	14,300	9
	Xiangyu Medical Co. Ltd. Class A	1,656	9
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	9
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	1,600	9
	Jiangsu General Science Technology Co. Ltd. Class A	13,800	9
	Qingdao Citymedia Co. Ltd. Class A	9,900	9
*	Shenzhen Invt Electric Co. Ltd. Class A	9,100	9
	Joyoung Co. Ltd. Class A	5,800	8
*	Beijing SuperMap Software Co. Ltd. Class A	4,000	8
	Tayho Advanced Materials Group Co. Ltd. Class A	5,700	8
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	8
	Beijing North Star Co. Ltd. Class A	31,900	8
	Hunan Aihua Group Co. Ltd. Class A	3,800	8
	Sumavision Technologies Co. Ltd. Class A	11,000	8
	China West Construction Group Co. Ltd. Class A	10,000	8
	Rongan Property Co. Ltd. Class A	33,000	8
	Jinneng Science&Technology Co. Ltd. Class A	8,500	8
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	8
	Shinva Medical Instrument Co. Ltd. Class A	3,900	8
	Jiangsu Linyang Energy Co. Ltd. Class A	10,500	8
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	8
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	8
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	8
	Bros Eastern Co. Ltd. Class A	12,800	8
*	Jiangsu Gian Technology Co. Ltd. Class A	1,565	8
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	8
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	8
	Zhongtai Securities Co. Ltd. Class A	9,800	8
*	Shanghai Medicilon Inc. Class A	1,783	8

		Shares	Market Value ($000)
	Jingjin Equipment Inc. Class A	3,760	8
*	Beijing Relpow Technology Co. Ltd. Class A	4,550	8
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	8
*	Nuode New Materials Co. Ltd. Class A	17,200	8
*	Marssenger Kitchenware Co. Ltd. Class A	4,800	8
	Wencan Group Co. Ltd. Class A	2,800	8
	JS Corrugating Machinery Co. Ltd. Class A	5,100	8
*	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	8
*	Zhejiang Tony Electronic Co. Ltd. Class A	3,300	8
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	2,240	8
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	8
	Yuneng Technology Co. Ltd. Class A	1,493	8
	Changzhou Fusion New Material Co. Ltd. Class A	1,907	8
*	Transwarp Technology Shanghai Co. Ltd. Class A	1,328	8
*	Dongjiang Environmental Co. Ltd. Class A	11,300	7
*	Beijing VRV Software Corp. Ltd. Class A	10,400	7
	Dian Diagnostics Group Co. Ltd. Class A	3,665	7
	Guangdong Shirongzhaoye Co. Ltd. Class A	9,600	7
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	7
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	7
*	Bear Electric Appliance Co. Ltd. Class A	1,100	7
	Jinlei Technology Co. Ltd. Class A	2,700	7
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	7
	Luyang Energy-Saving Materials Co. Ltd.	4,400	7
*	Triumph New Energy Co. Ltd. Class A	5,200	7
	Cybrid Technologies Inc. Class A	5,100	7
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	6,400	7
*	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	7
	Luoniushan Co. Ltd. Class A	7,800	6
	Renhe Pharmacy Co. Ltd. Class A	8,300	6
	Digital China Information Service Group Co. Ltd. Class A	3,500	6
	Shandong Xiantan Co. Ltd. Class A	7,300	6
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	6
	Qingdao Gaoce Technology Co. Ltd. Class A	4,577	6
	Shenzhen Hello Tech Energy Co. Ltd. Class A	861	6
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	6
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	6
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	6
	Baoxiniao Holding Co. Ltd. Class A	10,800	6
*	Chengzhi Co. Ltd. Class A	4,900	5
*	ADAMA Ltd. Class A	5,000	5
	Lancy Co. Ltd. Class A	2,300	5
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	5
	Truking Technology Ltd. Class A	4,900	5
*	Piesat Information Technology Co. Ltd. Class A	1,895	5
*	Beijing Sinohytec Co. Ltd. Class A	1,911	5
	Shenma Industry Co. Ltd. Class A	3,450	5
*,2	China Grand Automotive Services Group Co. Ltd.	47,600	5
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	5
*	Beijing North Star Co. Ltd. Class H	44,000	4
	Shandong Head Group Co. Ltd. Class A	2,000	3
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	3
	Maccura Biotechnology Co. Ltd. Class A	1,500	2
*,2	Orient Group Inc.	32,200	2
*,2	Blivex Energy Technology Co. Ltd.	49,300	1
*,2	Yango Group Co. Ltd. Class A	15,800	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
			356,427
Colombia (0.0%)
	Cementos Argos SA	106,005	266
	Grupo Cibest SA ADR	5,336	221
			487
Czech Republic (0.0%)
	Komercni Banka A/S	14,713	681
[3]	Moneta Money Bank A/S	67,271	440
			1,121

		Shares	Market Value ($000)
Denmark (1.8%)
	Novo Nordisk A/S Class B	570,498	40,533
	DSV A/S	34,350	8,089
	Danske Bank A/S	114,920	4,404
	Novonesis Novozymes B	61,244	4,315
	Vestas Wind Systems A/S	178,875	2,829
	Pandora A/S	13,974	2,554
*	Genmab A/S	11,299	2,384
	Coloplast A/S Class B	22,003	2,139
	AP Moller - Maersk A/S Class B	898	1,627
	Tryg A/S	59,991	1,543
	Ringkjoebing Landbobank A/S	4,761	964
*	Zealand Pharma A/S	11,853	824
*	NKT A/S	9,395	805
	Jyske Bank A/S (Registered)	7,969	749
	ROCKWOOL A/S Class B	14,766	701
*	Demant A/S	17,051	670
	Sydbank A/S	9,786	654
*	ALK-Abello A/S Class B	23,285	631
	AP Moller - Maersk A/S Class A	345	616
	Ambu A/S Class B	29,834	461
	Alm Brand A/S	157,295	389
*,3	Netcompany Group A/S	7,428	344
*	GN Store Nord A/S	23,039	338
*	Bavarian Nordic A/S	12,679	334
	Chemometec A/S	2,949	238
	H Lundbeck A/S	39,735	221
	Schouw & Co. A/S	1,847	164
	UIE plc	1,978	95
*	Dfds A/S	5,508	88
*	NTG Nordic Transport Group A/S	2,736	85
	H Lundbeck A/S Class A	15,796	73
*	Spar Nord Bank A/S	1,167	37
			79,898
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	445,846	742
*	EFG Holding S.A.E.	224,472	142
	Telecom Egypt Co.	88,389	64
			948
Finland (0.7%)
	Nordea Bank Abp	592,376	8,588
	Nokia OYJ	906,293	4,717
	Sampo OYJ Class A (XHEL)	432,945	4,620
	Kone OYJ Class B	57,988	3,618
	UPM-Kymmene OYJ	92,446	2,559
	Elisa OYJ	25,922	1,367
	Orion OYJ Class B	19,206	1,303
	Kesko OYJ Class B	48,525	1,173
	Stora Enso OYJ	105,663	1,068
	Valmet OYJ	29,554	966
	Huhtamaki OYJ	16,354	604
	Mandatum OYJ	80,648	474
	TietoEVRY OYJ	18,455	337
*	Kojamo OYJ	27,087	325
	Kalmar OYJ Class B	8,356	295
[3]	Terveystalo OYJ	13,670	188
[1]	Nokian Renkaat OYJ	22,781	170
	Sanoma OYJ	11,846	128
	Revenio Group OYJ	3,692	113
	Tokmanni Group Corp.	7,897	99
*	YIT OYJ	29,790	92
	Finnair OYJ	14,604	49
	Citycon OYJ	10,816	46
	Sampo OYJ Class A	2,610	28
*,2	Ahlstrom-Munksjo OYJ	884	18
			32,945
France (4.1%)
	Sanofi SA	196,593	19,471

		Shares	Market Value ($000)
	Hermes International SCA	6,055	16,697
	BNP Paribas SA	178,837	15,661
	EssilorLuxottica SA	55,009	15,284
	AXA SA	303,414	14,302
	L'Oreal SA Loyalty Shares	27,027	11,440
	Danone SA	111,600	9,541
	Societe Generale SA	128,219	6,962
	L'Oreal SA	14,213	6,016
	Legrand SA	45,134	5,482
	Orange SA	340,095	5,076
	Cie Generale des Etablissements Michelin SCA	122,937	4,703
	Publicis Groupe SA	40,602	4,426
	Credit Agricole SA	179,137	3,280
	STMicroelectronics NV	117,109	2,940
	Kering SA	12,916	2,524
	Accor SA	40,191	2,135
	Unibail-Rodamco-Westfield	18,891	1,792
	Renault SA	34,213	1,759
	Eurofins Scientific SE	22,898	1,527
	Carrefour SA	98,681	1,476
	Klepierre SA	37,261	1,459
*	Alstom SA	61,379	1,387
	Edenred SE	43,138	1,348
*	Getlink SE	63,252	1,210
	Rexel SA	39,264	1,103
	Gecina SA	9,697	1,067
	Teleperformance SE	9,942	1,005
	Sartorius Stedim Biotech	4,513	994
	SCOR SE	30,011	991
	BioMerieux	7,255	973
	Elis SA	31,517	858
[3]	Amundi SA	10,347	845
	Arkema SA	10,639	760
	Aeroports de Paris SA	5,651	757
*	Ipsen SA	6,054	713
	Covivio SA	10,283	617
*	Sopra Steria Group	2,543	548
	Wendel SE	5,155	502
	Valeo SE	39,020	411
	Eurazeo SE Loyalty Shares	5,773	404
[1,3]	Verallia SA	12,080	383
	Vivendi SE	110,821	374
	SES SA Class A ADR	63,854	364
	VusionGroup	1,390	359
	Sodexo SA Loyalty Shares	5,165	357
	IPSOS SA	6,756	345
	Pluxee NV	15,299	344
[3]	Ayvens SA	33,184	337
	Coface SA	17,520	328
	SEB SA Loyalty Shares	3,202	318
	Virbac SACA	814	308
*,3	Worldline SA	43,212	256
*	ID Logistics Group SACA	529	252
	Sodexo SA Loyalty Shares 2025	3,622	250
	Sodexo SA	3,544	245
	Forvia SE (XPAR)	24,929	234
	Societe BIC SA	3,675	227
*	Air France-KLM	20,246	223
	JCDecaux SE	12,464	214
	Mercialys SA	16,933	213
*	SOITEC	4,324	213
	Carmila SA	9,860	209
	Trigano SA	1,372	201
	Imerys SA	5,907	197
*	Ubisoft Entertainment SA	16,514	189
	Eurazeo SE	2,682	187
	Metropole Television SA	11,219	158
	Argan SA	2,077	152
	Vicat SACA	2,325	151
	Interparfums SA	3,488	149

		Shares	Market Value ($000)
	ICADE	5,305	146
	Sodexo SA Loyalty Shares 2026	2,080	144
	Television Francaise 1 SA	13,973	135
	SEB SA	1,257	125
	Opmobility	9,613	117
	Altarea SCA	908	106
	Derichebourg SA	15,041	103
[1]	Eramet SA	1,665	98
	Quadient SA	5,174	97
*,1	Eutelsat Communications SACA	25,760	96
	Peugeot Invest SA	1,125	94
	Wavestone	1,589	92
*	Planisware SA	2,892	80
*	Nexity SA	6,817	77
*,1	Voltalia SA (Registered)	7,203	72
*,3	Elior Group SA	18,272	65
*	OVH Groupe SAS	3,847	61
	GL Events SACA	2,098	60
	Manitou BF SA	2,218	53
	Fnac Darty SA	1,500	52
	Antin Infrastructure Partners SA	4,064	52
	Beneteau SACA	5,186	50
	Equasens	870	49
*,3	X-Fab Silicon Foundries SE	8,193	48
	LISI SA Loyalty Shares 2026	928	34
	Eurazeo SA	422	29
	Forvia SE (MTAA)	2,833	27
	LISI SA	659	24
	LISI SA Loyalty Shares	611	23
*,3	Aramis Group SAS	2,503	22
			180,414
Germany (5.5%)
	SAP SE	195,896	59,262
	Allianz SE (Registered)	68,609	27,211
	Deutsche Telekom AG (Registered)	587,182	22,236
	Deutsche Boerse AG	33,045	10,645
	Deutsche Bank AG (Registered)	335,804	9,300
	Infineon Technologies AG	231,690	9,008
	Mercedes-Benz Group AG	139,334	8,332
	Deutsche Post AG	173,423	7,782
	adidas AG	30,803	7,683
	Bayer AG (Registered)	175,381	4,938
	Commerzbank AG	160,174	4,879
[1]	Bayerische Motoren Werke AG	52,070	4,620
[1]	Vonovia SE	126,014	4,129
	Daimler Truck Holding AG	91,108	3,957
	Fresenius SE & Co. KGaA	73,082	3,582
	Hannover Rueck SE	10,648	3,367
	Merck KGaA	23,003	3,014
[3]	Siemens Healthineers AG	54,179	2,868
	Symrise AG Class A	23,181	2,772
	Beiersdorf AG	17,347	2,379
	Fresenius Medical Care AG	38,142	2,167
*	Covestro AG (XETR)	29,477	2,025
	GEA Group AG	28,921	1,937
[3]	Scout24 SE	13,120	1,788
	Henkel AG & Co. KGaA	23,795	1,747
*	QIAGEN NV	37,366	1,687
	Continental AG	19,065	1,672
*,3	Zalando SE	38,803	1,386
	Talanx AG	10,620	1,378
	Nemetschek SE	9,506	1,322
	Knorr-Bremse AG	11,792	1,193
[1]	LEG Immobilien SE	13,267	1,126
*,3	Delivery Hero SE Class A	37,178	1,028
	Evonik Industries AG	45,206	980
	Deutsche Lufthansa AG (Registered)	110,204	882
	Freenet AG	23,475	775
	Bechtle AG	17,284	755

		Shares	Market Value ($000)
	Rational AG	834	686
*	TUI AG	78,785	659
*,3	Auto1 Group SE	23,756	637
	K+S AG (Registered)	32,380	590
[1]	KION Group AG	12,523	583
[1]	Aurubis AG	5,516	485
	Puma SE	18,480	479
	LANXESS AG	15,245	471
	TAG Immobilien AG	26,380	446
*	Nordex SE	21,861	444
	Gerresheimer AG	6,147	442
	flatexDEGIRO AG	15,547	432
[1]	Carl Zeiss Meditec AG	6,470	418
*	Fraport AG Frankfurt Airport Services Worldwide	6,019	418
*	IONOS Group SE	8,964	415
	United Internet AG (Registered)	15,408	402
	HUGO BOSS AG	8,493	394
	Krones AG	2,381	375
*	Aroundtown SA	117,803	375
*,1,3	Redcare Pharmacy NV	2,876	374
	Stroeer SE & Co. KGaA	5,955	345
[3]	DWS Group GmbH & Co. KGaA	6,117	344
	Fielmann Group AG	5,351	340
	FUCHS SE	8,824	336
*	HelloFresh SE	28,081	333
[1]	RTL Group SA	7,385	283
*,3	TeamViewer SE	23,522	274
	AIXTRON SE	19,337	267
	Hornbach Holding AG & Co. KGaA	2,282	230
	Wacker Chemie AG	3,213	229
	Atoss Software SE	1,549	229
*	Evotec SE	28,943	228
	Duerr AG	8,588	224
*,3	Covestro AG	3,211	219
[3]	Befesa SA	7,081	219
	Deutsche Wohnen SE	8,077	210
[1]	ProSiebenSat.1 Media SE	25,371	204
	Jenoptik AG	9,233	203
*,1	Kontron AG	7,644	199
	Deutz AG	22,787	191
	Schott Pharma AG & Co. KGaA	5,899	191
	CANCOM SE	5,848	187
	Schaeffler AG	37,317	180
	Eckert & Ziegler SE	2,398	168
[1]	PNE AG	9,583	167
*	Hypoport SE	733	163
*	Grand City Properties SA	12,215	155
	Suedzucker AG	12,081	155
[1]	1&1 AG	7,281	151
	Vossloh AG	1,722	150
*,3	Deutsche Pfandbriefbank AG	22,278	146
	Sixt SE	1,521	144
	Siltronic AG	3,175	131
	Stabilus SE	4,470	130
	Salzgitter AG	5,062	121
	Dermapharm Holding SE	2,689	107
	Wacker Neuson SE	3,980	101
	Elmos Semiconductor SE	1,318	101
	KWS Saat SE & Co. KGaA	1,534	99
	Pfeiffer Vacuum Technology AG	548	99
*	CECONOMY AG	31,621	95
*	Nagarro SE	1,415	93
	Adtran Networks SE	3,418	80
	GFT Technologies SE	2,748	75
	Sartorius AG	380	74
*	Douglas AG	5,381	74
	GRENKE AG	4,528	72
	Norma Group SE	5,006	70
	Wuestenrot & Wuerttembergische AG	4,084	64
	Secunet Security Networks AG	256	60

		Shares	Market Value ($000)
	Adesso SE	600	60
	Draegerwerk AG & Co. KGaA	941	59
*,1	SMA Solar Technology AG	2,524	56
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	5,235	56
*	About You Holding SE	7,109	55
*	Energiekontor AG	1,113	54
	Deutsche Beteiligungs AG	1,809	52
	Deutsche EuroShop AG	2,227	50
	PATRIZIA SE	5,145	48
[1]	Takkt AG	4,126	33
[1]	Verbio SE	3,048	32
*	STRATEC SE	976	31
*,1	BayWa AG	1,543	16
*	Pentixapharm Holding AG	2,398	7
			244,656
Greece (0.2%)
	National Bank of Greece SA	149,183	1,776
	Eurobank Ergasias Services & Holdings SA	442,227	1,362
	Alpha Services & Holdings SA	385,458	1,237
	Piraeus Financial Holdings SA	180,737	1,204
	JUMBO SA	18,952	616
	Hellenic Telecommunications Organization SA	31,857	614
	Titan SA	6,398	290
	Aegean Airlines SA	9,423	138
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	120
*	LAMDA Development SA	11,159	83
	Fourlis Holdings SA	18,266	82
	Sarantis SA	4,643	71
	Holding Co. ADMIE IPTO SA	16,034	58
	Viohalco SA	6,060	40
	Autohellas Tourist & Trading SA	2,922	38
	Quest Holdings SA	2,608	21
	Ideal Holdings SA	2,821	20
	Ellaktor SA	13,171	19
			7,789
Hong Kong (1.4%)
	AIA Group Ltd.	1,930,000	16,066
	Hong Kong Exchanges & Clearing Ltd.	213,500	10,680
	Sun Hung Kai Properties Ltd.	271,500	2,916
	Techtronic Industries Co. Ltd.	255,500	2,846
	BOC Hong Kong Holdings Ltd.	632,500	2,660
	Link REIT	460,720	2,438
	Hang Seng Bank Ltd.	126,100	1,760
	Lenovo Group Ltd.	1,390,000	1,587
[3]	WH Group Ltd.	1,388,592	1,277
	Shenzhou International Group Holdings Ltd.	134,584	973
	Hongkong Land Holdings Ltd.	181,500	938
	MTR Corp. Ltd.	257,500	898
[3]	ESR Group Ltd.	464,400	760
	Henderson Land Development Co. Ltd.	233,400	728
	SITC International Holdings Co. Ltd.	227,000	724
	Wharf Real Estate Investment Co. Ltd.	283,000	706
	Sino Land Co. Ltd.	660,000	665
	PRADA SpA	90,400	590
	AAC Technologies Holdings Inc.	120,500	557
	PCCW Ltd.	816,590	543
	Swire Pacific Ltd. Class B	392,500	527
	Want Want China Holdings Ltd.	763,000	490
[3]	Samsonite Group SA	240,300	452
	Wharf Holdings Ltd.	168,000	446
	Chow Tai Fook Jewellery Group Ltd.	305,400	434
	Swire Properties Ltd.	193,000	423
	Orient Overseas International Ltd.	22,500	387
	ASMPT Ltd.	55,200	371
	Bank of East Asia Ltd.	233,000	328
	United Laboratories International Holdings Ltd.	170,000	316
	Xinyi Glass Holdings Ltd.	308,000	292
[3]	BOC Aviation Ltd.	35,200	284
	Kerry Properties Ltd.	114,500	274

		Shares	Market Value ($000)
	Swire Pacific Ltd. Class A	31,500	268
	Hang Lung Properties Ltd.	328,000	258
*	MMG Ltd.	611,200	225
	Cathay Pacific Airways Ltd.	164,181	221
	Hysan Development Co. Ltd.	134,000	220
	Hang Lung Group Ltd.	135,000	194
	Yue Yuen Industrial Holdings Ltd.	123,000	185
	Stella International Holdings Ltd.	103,500	185
	VTech Holdings Ltd.	27,700	184
*,3	CARsgen Therapeutics Holdings Ltd.	66,500	172
	Johnson Electric Holdings Ltd.	63,500	169
	Vitasoy International Holdings Ltd.	134,000	155
*	New World Development Co. Ltd.	243,533	148
	DFI Retail Group Holdings Ltd.	51,200	141
	CTF Services Ltd.	152,000	141
*,1	Vobile Group Ltd.	300,000	138
	Man Wah Holdings Ltd.	246,400	130
	Luk Fook Holdings International Ltd.	55,180	128
	Fortune REIT	220,000	125
*	Envision Greenwise Holdings Ltd.	113,602	113
*,1,3	Everest Medicines Ltd.	19,500	110
	Shangri-La Asia Ltd.	186,000	104
	Nexteer Automotive Group Ltd.	142,000	104
	Dah Sing Financial Holdings Ltd.	26,400	99
	SUNeVision Holdings Ltd.	109,000	93
	VSTECS Holdings Ltd.	108,000	86
	Champion REIT	317,000	81
	HKBN Ltd.	125,000	79
	Dah Sing Banking Group Ltd.	58,800	67
[2]	Jinchuan Group International Resources Co. Ltd.	784,000	64
	IGG Inc.	137,000	62
	Guotai Junan International Holdings Ltd.	406,000	60
	CITIC Telecom International Holdings Ltd.	203,000	59
*,1	Realord Group Holdings Ltd.	64,000	58
	Giordano International Ltd.	300,000	55
	China Travel International Investment Hong Kong Ltd.	412,000	54
	SmarTone Telecommunications Holdings Ltd.	92,000	51
	Value Partners Group Ltd.	286,000	51
*,3	FIT Hon Teng Ltd.	180,000	47
*	Theme International Holdings Ltd.	770,000	47
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	45
	Cafe de Coral Holdings Ltd.	50,000	44
	KLN Logistics Group Ltd.	39,500	39
	Chow Sang Sang Holdings International Ltd.	35,000	36
	K Wah International Holdings Ltd.	137,000	32
	Truly International Holdings Ltd.	258,000	32
	Asia Cement China Holdings Corp.	93,000	29
*,3	IMAX China Holding Inc.	24,100	25
	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,000	24
	LK Technology Holdings Ltd.	57,500	22
	Texhong International Group Ltd.	49,000	21
	Far East Consortium International Ltd.	168,000	20
	Prosperity REIT	113,000	19
	Singamas Container Holdings Ltd.	216,000	18
*	Television Broadcasts Ltd.	38,900	16
	Sa Sa International Holdings Ltd.	190,000	15
*	Shun Tak Holdings Ltd.	180,000	13
*	C-Mer Medical Holdings Ltd.	52,000	11
			60,728
Hungary (0.1%)
	OTP Bank Nyrt.	42,142	3,197
	Richter Gedeon Nyrt.	26,389	768
	Magyar Telekom Telecommunications plc	55,008	273
	Opus Global Nyrt.	59,834	96
			4,334
Iceland (0.0%)
[3]	Arion Banki HF	240,114	333
	Islandsbanki HF	350,242	325
	Hagar hf	215,462	173

		Shares	Market Value ($000)
	Reitir fasteignafelag hf	123,407	115
	Festi hf	50,621	113
	Kvika banki hf	763,073	105
	Heimar HF	268,301	81
	Eimskipafelag Islands hf	20,593	63
	Sjova-Almennar Tryggingar hf	152,709	60
	Skagi Hf	319,455	49
	Siminn HF	396,130	42
*	Icelandair Group HF	2,957,458	24
			1,483
India (5.5%)
*	HDFC Bank Ltd.	1,004,634	22,926
	ICICI Bank Ltd.	934,605	15,852
	Infosys Ltd.	626,057	11,441
	Bharti Airtel Ltd. (XNSE)	449,236	9,759
	Axis Bank Ltd.	408,599	5,701
	Bajaj Finance Ltd.	49,992	5,371
	Kotak Mahindra Bank Ltd.	195,565	4,747
	Hindustan Unilever Ltd.	157,951	4,339
	Sun Pharmaceutical Industries Ltd.	195,190	3,832
	HCL Technologies Ltd.	189,332	3,624
	Maruti Suzuki India Ltd.	24,663	3,557
	Titan Co. Ltd.	72,879	3,030
	State Bank of India	318,608	3,029
	Power Grid Corp. of India Ltd.	743,354	2,521
*	Eternal Ltd.	800,186	2,229
	Asian Paints Ltd.	81,527	2,154
*	Trent Ltd.	32,239	2,129
*,3	InterGlobe Aviation Ltd.	32,911	2,054
*	Jio Financial Services Ltd.	563,591	1,892
	Nestle India Ltd.	64,218	1,800
	Divi's Laboratories Ltd.	23,144	1,791
*	Suzlon Energy Ltd.	2,122,892	1,778
	Cipla Ltd.	103,412	1,774
	Max Healthcare Institute Ltd.	131,350	1,728
	Shriram Finance Ltd.	229,995	1,721
	Bajaj Finserv Ltd.	68,543	1,618
[3]	HDFC Life Insurance Co. Ltd.	174,385	1,585
[3]	SBI Life Insurance Co. Ltd.	74,388	1,577
	Dr Reddy's Laboratories Ltd.	107,247	1,571
	Eicher Motors Ltd.	24,479	1,528
	Wipro Ltd.	506,954	1,481
	Tata Consumer Products Ltd.	113,764	1,472
	Apollo Hospitals Enterprise Ltd.	17,465	1,407
	Cholamandalam Investment & Finance Co. Ltd.	74,030	1,388
	TVS Motor Co. Ltd.	41,588	1,353
	Britannia Industries Ltd.	20,977	1,351
	Indian Hotels Co. Ltd. Class A	146,562	1,320
*,3	Avenue Supermarts Ltd.	26,483	1,240
	Hero MotoCorp Ltd.	24,292	1,224
	Varun Beverages Ltd.	214,640	1,196
	Persistent Systems Ltd.	18,117	1,194
	Bajaj Auto Ltd.	11,856	1,193
	Dixon Technologies India Ltd.	6,696	1,152
*	PB Fintech Ltd.	55,882	1,152
	Info Edge India Ltd.	67,600	1,129
	Coforge Ltd.	11,267	1,128
	BSE Ltd.	35,430	1,110
*	Indus Towers Ltd.	240,973	1,083
	REC Ltd.	220,599	1,040
	DLF Ltd.	109,527	1,023
[3]	HDFC Asset Management Co. Ltd.	17,695	990
	Lupin Ltd.	42,984	986
	Pidilite Industries Ltd.	27,025	982
[3]	ICICI Lombard General Insurance Co. Ltd.	42,599	935
	Godrej Consumer Products Ltd.	64,238	925
	Samvardhana Motherson International Ltd.	510,977	915
*	Yes Bank Ltd.	3,571,354	898
	SRF Ltd.	25,117	840

		Shares	Market Value ($000)
	Bharti Airtel Ltd.	50,024	821
	Marico Ltd.	92,411	774
	Havells India Ltd.	43,124	770
[3]	Macrotech Developers Ltd.	45,815	765
	Federal Bank Ltd.	316,003	747
	Bajaj Holdings & Investment Ltd.	4,736	743
*	Max Financial Services Ltd.	42,146	741
	Ashok Leyland Ltd.	256,975	709
	Fortis Healthcare Ltd.	85,128	704
	Torrent Pharmaceuticals Ltd.	18,906	702
	Embassy Office Parks REIT	155,007	691
	UPL Ltd.	93,341	686
	Colgate-Palmolive India Ltd.	23,446	674
	Tube Investments of India Ltd.	18,428	660
	PI Industries Ltd.	14,402	644
*	Adani Green Energy Ltd.	53,970	640
*	One 97 Communications Ltd.	61,383	639
*	Godrej Properties Ltd.	24,178	635
*	Aurobindo Pharma Ltd.	47,241	634
*	GMR Airports Ltd.	637,437	628
	Phoenix Mills Ltd.	33,612	605
	Voltas Ltd.	40,703	601
	Coromandel International Ltd.	21,826	585
	Mphasis Ltd.	19,528	584
	Page Industries Ltd.	1,068	579
	Dabur India Ltd.	102,269	578
	Bosch Ltd.	1,562	574
*	FSN E-Commerce Ventures Ltd.	237,105	563
	SBI Cards & Payment Services Ltd.	50,999	550
	Supreme Industries Ltd.	11,305	548
	Alkem Laboratories Ltd.	9,080	541
	NHPC Ltd.	522,671	535
[3]	AU Small Finance Bank Ltd.	65,373	530
[3]	ICICI Prudential Life Insurance Co. Ltd.	68,125	527
	Bank of Baroda	179,267	524
	Punjab National Bank	419,588	520
[3]	Indian Railway Finance Corp. Ltd.	316,979	515
*	IDFC First Bank Ltd.	646,756	514
	Jubilant Foodworks Ltd.	64,269	493
	Zydus Lifesciences Ltd.	45,188	492
	Muthoot Finance Ltd.	18,838	489
	Prestige Estates Projects Ltd.	28,391	487
[3]	Laurus Labs Ltd.	67,935	484
	Rail Vikas Nigam Ltd.	101,305	481
	Crompton Greaves Consumer Electricals Ltd.	115,927	479
	360 ONE WAM Ltd.	40,727	476
	Union Bank of India Ltd.	273,442	470
	Indian Railway Catering & Tourism Corp. Ltd.	52,660	466
	Tata Elxsi Ltd.	6,180	465
	Kalyan Jewellers India Ltd.	70,213	460
	KPIT Technologies Ltd.	29,114	456
[3]	Sona Blw Precision Forgings Ltd.	71,540	455
	Glenmark Pharmaceuticals Ltd.	26,150	446
	KEI Industries Ltd.	10,472	443
	Oberoi Realty Ltd.	21,139	432
	Canara Bank	318,137	427
	Hitachi Energy India Ltd.	1,865	421
	Balkrishna Industries Ltd.	14,159	410
	Blue Star Ltd.	22,553	404
	Oracle Financial Services Software Ltd.	4,054	402
	Ipca Laboratories Ltd.	23,798	397
*	Delhivery Ltd.	94,737	397
	Tata Communications Ltd.	19,819	389
*	Aditya Birla Capital Ltd.	147,914	385
	LIC Housing Finance Ltd.	54,595	381
	Computer Age Management Services Ltd.	8,142	377
*,3	Krishna Institute of Medical Sciences Ltd.	47,066	376
	Cholamandalam Financial Holdings Ltd.	17,195	375
	Patanjali Foods Ltd.	18,983	371
*	Vodafone Idea Ltd.	4,538,442	368

		Shares	Market Value ($000)
	Mahindra & Mahindra Financial Services Ltd.	120,229	367
	Exide Industries Ltd.	80,315	363
	Astral Ltd.	20,737	363
	Angel One Ltd.	10,159	361
	Multi Commodity Exchange of India Ltd.	4,643	359
	UNO Minda Ltd.	30,327	357
	Apollo Tyres Ltd.	64,173	353
	Atul Ltd.	4,229	353
	Indian Bank	48,500	350
*	Kaynes Technology India Ltd.	5,009	350
	Hindustan Zinc Ltd.	64,911	349
	Dalmia Bharat Ltd.	14,804	349
	Schaeffler India Ltd.	6,954	341
	Berger Paints India Ltd.	50,751	337
*,3	PNB Housing Finance Ltd.	27,186	333
	Linde India Ltd.	3,740	328
	Central Depository Services India Ltd.	17,862	320
*	Five-Star Business Finance Ltd.	38,155	317
	IRB Infrastructure Developers Ltd.	525,931	316
	Biocon Ltd.	80,128	315
[3]	Aster DM Healthcare Ltd.	47,816	313
	Redington Ltd.	103,157	312
	Brigade Enterprises Ltd.	24,310	311
	Navin Fluorine International Ltd.	6,129	305
[3]	Bandhan Bank Ltd.	147,824	294
	Deepak Nitrite Ltd.	12,319	292
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	291
	Tata Chemicals Ltd.	27,875	289
	Gujarat Fluorochemicals Ltd.	6,953	289
*	IIFL Finance Ltd.	56,200	286
	Amara Raja Energy & Mobility Ltd.	23,382	282
	AIA Engineering Ltd.	6,721	275
[3]	General Insurance Corp. of India	56,826	273
[3]	Nippon Life India Asset Management Ltd.	31,168	270
	Thermax Ltd.	6,786	269
*	Inox Wind Ltd.	118,053	269
	Piramal Enterprises Ltd.	20,676	268
	Manappuram Finance Ltd.	93,394	261
[3]	Gland Pharma Ltd.	13,857	257
	Narayana Hrudayalaya Ltd.	12,555	256
[3]	Brookfield India Real Estate Trust	69,892	250
	Emami Ltd.	36,361	248
	NBCC India Ltd.	170,896	247
	Housing & Urban Development Corp. Ltd.	87,323	247
*	Amber Enterprises India Ltd.	3,209	244
	Firstsource Solutions Ltd.	55,301	240
	JB Chemicals & Pharmaceuticals Ltd.	12,245	240
	Escorts Kubota Ltd.	6,114	238
	Sundram Fasteners Ltd.	19,854	238
	Motilal Oswal Financial Services Ltd.	25,118	238
	Elgi Equipments Ltd.	37,879	237
	Nuvama Wealth Management Ltd.	2,817	237
	City Union Bank Ltd.	103,244	236
	Intellect Design Arena Ltd.	17,067	234
	Aditya Birla Real Estate Ltd.	9,118	232
*	Star Health & Allied Insurance Co. Ltd.	41,406	232
	Himadri Speciality Chemical Ltd.	41,391	229
	KEC International Ltd.	23,374	228
	Piramal Pharma Ltd.	94,548	228
	PG Electroplast Ltd.	24,887	225
*	Jyoti CNC Automation Ltd.	14,867	225
*	Cohance Lifesciences Ltd.	18,304	224
	Carborundum Universal Ltd.	19,313	224
*	Poonawalla Fincorp Ltd.	47,226	223
	SKF India Ltd.	4,051	223
	Zee Entertainment Enterprises Ltd.	143,450	219
	Ajanta Pharma Ltd.	7,402	218
[3]	Syngene International Ltd.	28,394	215
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,265	213
	Concord Biotech Ltd.	10,216	209

		Shares	Market Value ($000)
	Zydus Wellness Ltd.	9,067	207
[3]	Indian Energy Exchange Ltd.	86,389	203
*	Affle 3i Ltd.	10,011	203
[3]	RBL Bank Ltd.	81,059	202
	Chambal Fertilisers & Chemicals Ltd.	31,192	201
	Zensar Technologies Ltd.	20,622	201
	NCC Ltd.	73,465	199
	Sammaan Capital Ltd.	137,240	199
*,2	Aditya Birla Lifestyle Brands Ltd.	99,633	199
	Motherson Sumi Wiring India Ltd.	290,467	197
*	AWL Agri Business Ltd.	61,300	197
[3]	Eris Lifesciences Ltd.	10,498	194
	UTI Asset Management Co. Ltd.	13,965	194
	Neuland Laboratories Ltd.	1,443	194
	Jubilant Pharmova Ltd. Class A	14,075	193
*	EID Parry India Ltd.	17,405	193
[3]	Dr Lal PathLabs Ltd.	5,912	192
	Karur Vysya Bank Ltd.	73,998	192
	Aarti Industries Ltd.	34,528	190
	Bank of Maharashtra	299,794	190
	LMW Ltd.	970	189
	Ceat Ltd.	4,232	187
	KPR Mill Ltd.	13,989	184
	ZF Commercial Vehicle Control Systems India Ltd.	1,172	183
	Poly Medicure Ltd.	6,821	180
	CRISIL Ltd.	2,921	179
	Bata India Ltd.	12,060	178
[3]	Mindspace Business Parks REIT	38,203	176
	Asahi India Glass Ltd.	20,070	176
*	Aavas Financiers Ltd.	8,103	175
*,3	Lemon Tree Hotels Ltd.	107,192	175
*	Nazara Technologies Ltd.	11,481	174
	Kajaria Ceramics Ltd.	14,110	172
*	Godrej Industries Ltd.	12,307	171
	Honeywell Automation India Ltd.	375	169
[3]	Home First Finance Co. India Ltd.	11,187	167
	Sobha Ltd.	9,871	166
	Triveni Turbine Ltd.	24,418	166
	Whirlpool of India Ltd.	11,377	165
	Balrampur Chini Mills Ltd.	23,827	165
	Bayer CropScience Ltd.	2,462	164
*	VA Tech Wabag Ltd.	8,609	164
	Natco Pharma Ltd.	15,901	164
	Grindwell Norton Ltd.	7,784	164
	NOCIL Ltd.	78,032	163
	Sonata Software Ltd.	33,962	162
	eClerx Services Ltd.	3,887	161
[3]	Endurance Technologies Ltd.	5,618	160
	Granules India Ltd.	25,705	160
*	Devyani International Ltd.	80,824	159
	Newgen Software Technologies Ltd.	11,000	159
	Garware Technical Fibres Ltd.	15,590	157
	Anant Raj Ltd.	23,764	156
	EIH Ltd.	35,540	154
	Can Fin Homes Ltd.	16,725	154
	Kfin Technologies Ltd.	12,090	153
	Gillette India Ltd.	1,378	152
	Finolex Cables Ltd.	13,385	152
*	Chalet Hotels Ltd.	13,805	148
	CMS Info Systems Ltd.	25,646	148
	V-Guard Industries Ltd.	32,871	146
*	PVR Inox Ltd.	12,518	144
	Akzo Nobel India Ltd.	3,675	144
*	Medplus Health Services Ltd.	12,612	142
*	Sapphire Foods India Ltd.	38,040	142
*	Go Digit General Insurance Ltd.	35,075	142
	Marksans Pharma Ltd.	45,930	141
	CCL Products India Ltd.	13,601	141
*	Craftsman Automation Ltd.	2,148	141
	LT Foods Ltd.	27,423	141

		Shares	Market Value ($000)
	Edelweiss Financial Services Ltd.	108,295	138
	Techno Electric & Engineering Co. Ltd.	8,385	138
	Sumitomo Chemical India Ltd.	23,061	137
	CreditAccess Grameen Ltd.	10,221	137
[3]	IndiaMart InterMesh Ltd.	4,968	136
	Elecon Engineering Co. Ltd.	17,475	136
	Finolex Industries Ltd.	52,670	134
	Rainbow Children's Medicare Ltd.	8,178	134
	Hindustan Copper Ltd.	46,364	134
*	Honasa Consumer Ltd.	35,804	133
	Genus Power Infrastructures Ltd.	28,673	133
	Sudarshan Chemical Industries Ltd.	9,631	133
	Swan Energy Ltd.	26,077	132
	Anand Rathi Wealth Ltd.	5,975	131
*	Embassy Developments Ltd.	99,090	129
	BASF India Ltd.	2,087	127
	Ramkrishna Forgings Ltd.	17,841	127
	TVS Holdings Ltd.	920	127
*	Gokaldas Exports Ltd.	10,847	126
	Aptus Value Housing Finance India Ltd.	31,288	125
	Pfizer Ltd.	1,885	124
[3]	PowerGrid Infrastructure Investment Trust	129,298	124
[3]	Paradeep Phosphates Ltd.	61,016	123
*	DCB Bank Ltd.	70,138	121
	JK Lakshmi Cement Ltd.	12,222	121
	Shyam Metalics & Energy Ltd.	12,282	121
	Care Ratings Ltd.	5,660	119
	AstraZeneca Pharma India Ltd.	1,253	117
	Acutaas Chemicals Ltd.	8,406	116
	JBM Auto Ltd.	13,736	115
	Arvind Ltd.	27,116	114
	IDBI Bank Ltd.	100,582	114
	RR Kabel Ltd.	6,800	113
*	Valor Estate Ltd.	49,569	112
	Jubilant Ingrevia Ltd.	13,497	111
	Bombay Burmah Trading Co.	4,630	110
	Vardhman Textiles Ltd.	18,985	109
*	Schneider Electric Infrastructure Ltd.	12,343	109
*,3	Tejas Networks Ltd.	12,805	108
*	SignatureGlobal India Ltd.	7,637	108
	JM Financial Ltd.	71,695	107
[3]	Sansera Engineering Ltd.	6,714	107
	Transformers & Rectifiers India Ltd.	17,479	107
	Gravita India Ltd.	5,012	107
	CIE Automotive India Ltd.	19,896	105
	Symphony Ltd.	7,354	105
	Voltamp Transformers Ltd.	1,087	105
	Aditya Birla Sun Life Asset Management Co. Ltd.	12,005	105
	Strides Pharma Science Ltd.	10,999	104
	Orient Electric Ltd.	39,154	104
	Safari Industries India Ltd.	3,864	104
	DCM Shriram Ltd.	8,163	103
	Action Construction Equipment Ltd.	7,077	103
	Jupiter Life Line Hospitals Ltd.	5,977	102
	Century Plyboards India Ltd.	11,074	101
	Supreme Petrochem Ltd.	12,053	101
	Vesuvius India Ltd.	1,449	101
*	Aditya Birla Fashion & Retail Ltd.	99,633	100
	Jupiter Wagons Ltd.	21,508	100
	BLS International Services Ltd.	21,056	100
	Shakti Pumps India Ltd.	9,941	100
	Bikaji Foods International Ltd.	11,094	99
	Sun TV Network Ltd.	13,364	98
	Vinati Organics Ltd.	4,540	98
	Prudent Corporate Advisory Services Ltd.	2,839	98
	Jyothy Labs Ltd.	24,027	97
	Godawari Power & Ispat Ltd.	43,678	97
	Olectra Greentech Ltd.	6,685	96
*	Shilpa Medicare Ltd.	9,115	96
	Alembic Pharmaceuticals Ltd.	7,940	95

		Shares	Market Value ($000)
[3]	IRCON International Ltd.	42,689	95
*	Westlife Foodworld Ltd.	11,967	94
	JK Tyre & Industries Ltd.	21,499	94
[3]	KPI Green Energy Ltd.	16,531	94
	Vedant Fashions Ltd.	9,932	93
	Caplin Point Laboratories Ltd.	3,703	93
*	IFCI Ltd.	116,583	92
	Gujarat Pipavav Port Ltd.	50,252	92
	EPL Ltd.	31,925	92
[3]	Godrej Agrovet Ltd.	10,211	91
[3]	New India Assurance Co. Ltd.	41,672	91
	Mrs Bectors Food Specialities Ltd.	5,328	91
*	SBFC Finance Ltd.	68,853	91
*	Ola Electric Mobility Ltd.	152,944	91
	Vijaya Diagnostic Centre Ltd.	8,101	91
	Mastek Ltd.	3,276	89
	Saregama India Ltd.	14,041	89
	South Indian Bank Ltd.	255,395	88
	PTC India Ltd.	42,916	88
	Procter & Gamble Health Ltd.	1,315	88
*,3	Metropolis Healthcare Ltd.	4,469	88
[3]	Equitas Small Finance Bank Ltd.	117,793	88
*	Eureka Forbes Ltd.	11,555	87
	Welspun Living Ltd.	55,642	86
*	NMDC Steel Ltd.	192,559	86
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	86
	Garware Hi-Tech Films Ltd.	1,568	86
	Kaveri Seed Co. Ltd.	5,014	85
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,638	85
	RITES Ltd.	26,289	85
*	Aadhar Housing Finance Ltd.	16,270	85
	Karnataka Bank Ltd.	36,222	84
	Graphite India Ltd.	13,217	84
	Tanla Platforms Ltd.	11,484	83
	Time Technoplast Ltd.	18,453	82
	Blue Dart Express Ltd.	1,046	81
	Orient Cement Ltd.	19,711	81
	Birla Corp. Ltd.	4,984	80
	Clean Science & Technology Ltd.	4,333	79
	ION Exchange India Ltd.	12,312	78
	AurionPro Solutions Ltd.	5,030	78
	Fine Organic Industries Ltd.	1,380	76
	Minda Corp. Ltd.	12,445	76
	Jammu & Kashmir Bank Ltd.	61,317	75
	KRBL Ltd.	17,921	74
*	V-Mart Retail Ltd.	1,848	74
	Bajaj Electricals Ltd.	9,251	74
	Happiest Minds Technologies Ltd.	10,686	74
[3]	Ujjivan Small Finance Bank Ltd.	147,747	74
	Doms Industries Ltd.	2,588	74
*,2	Raymond Realty Ltd.	6,055	74
	Rallis India Ltd.	19,560	73
*	Tata Teleservices Maharashtra Ltd.	85,777	73
	Cera Sanitaryware Ltd.	977	73
	PNC Infratech Ltd.	21,196	72
	Triveni Engineering & Industries Ltd.	13,964	72
*	Network18 Media & Investments Ltd.	112,065	71
	Trident Ltd.	187,460	70
	Alkyl Amines Chemicals	2,943	67
	Infibeam Avenues Ltd.	261,334	66
*	Borosil Renewables Ltd.	10,389	66
*	Restaurant Brands Asia Ltd.	68,950	66
	Railtel Corp. of India Ltd.	14,223	66
*	Jai Balaji Industries Ltd.	53,530	66
	Netweb Technologies India Ltd.	2,811	66
	Electrosteel Castings Ltd.	53,872	65
	NIIT Learning Systems Ltd.	16,569	64
	Archean Chemical Industries Ltd.	8,778	64
*	Pricol Ltd.	12,258	64
	Texmaco Rail & Engineering Ltd.	33,832	63

		Shares	Market Value ($000)
	Syrma SGS Technology Ltd.	9,784	62
	ISGEC Heavy Engineering Ltd.	4,401	62
*	Nuvoco Vistas Corp. Ltd.	14,469	61
	Cello World Ltd.	8,481	61
	IndusInd Bank Ltd.	6,323	60
*	VIP Industries Ltd.	14,063	60
	KNR Constructions Ltd.	24,359	60
	Tamilnad Mercantile Bank Ltd.	11,483	60
	Relaxo Footwears Ltd.	11,513	59
	Suprajit Engineering Ltd.	11,965	59
*	Sterling & Wilson Renewable	17,385	57
	G R Infraprojects Ltd.	3,796	57
*	Rategain Travel Technologies Ltd.	10,956	57
*	Alok Industries Ltd.	241,996	56
*	Chemplast Sanmar Ltd.	11,255	56
*	TVS Supply Chain Solutions Ltd.	37,884	56
*	Raymond Lifestyle Ltd.	4,580	55
	Gateway Distriparks Ltd.	72,920	54
	Rhi Magnesita India Ltd.	10,072	54
	Thomas Cook India Ltd.	26,428	53
*	Ashoka Buildcon Ltd.	20,729	53
	Rain Industries Ltd.	31,205	52
*	Dhani Services Ltd.	73,995	52
	Polyplex Corp. Ltd.	3,353	52
	JK Paper Ltd.	12,236	52
	Capri Global Capital Ltd.	29,503	52
[3]	Quess Corp. Ltd.	13,750	50
	GMM Pfaudler Ltd.	3,738	50
	Route Mobile Ltd.	4,308	48
*	TeamLease Services Ltd.	2,055	47
	TTK Prestige Ltd.	6,400	47
	Mahindra Lifespace Developers Ltd.	11,232	46
	Raymond Ltd.	6,055	45
	Vaibhav Global Ltd.	14,293	43
*	Sheela Foam Ltd.	5,702	42
	Galaxy Surfactants Ltd.	1,566	42
	Balaji Amines Ltd.	2,333	40
*	Bajaj Consumer Care Ltd.	18,816	39
	Campus Activewear Ltd.	11,285	39
*	Sterlite Technologies Ltd.	45,252	38
[3]	IRB InvIT Fund	58,659	38
*	Just Dial Ltd.	3,559	37
	Paisalo Digital Ltd.	91,590	33
*,2	Brightcom Group Ltd.	264,240	32
*	Sun Pharma Advanced Research Co. Ltd.	13,227	29
*,2	Digitide Solutions Ltd.	13,750	26
*,2	Bluspring Enterprises Ltd.	13,750	26
	NIIT Ltd.	13,822	22
	Allcargo Logistics Ltd.	43,908	16
*,2	STL Networks Ltd.	45,252	14
	Vakrangee Ltd.	86,136	10
			246,086
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	9,858,616	5,687
	Bank Rakyat Indonesia Persero Tbk. PT	12,352,896	3,361
	Bank Mandiri Persero Tbk. PT	7,842,840	2,548
*	Telkom Indonesia Persero Tbk. PT	8,222,100	1,421
	Bank Negara Indonesia Persero Tbk. PT	2,662,700	734
*	GoTo Gojek Tokopedia Tbk. PT Class A	185,248,900	728
*	Sumber Alfaria Trijaya Tbk. PT	3,374,900	504
*	Bumi Resources Minerals Tbk. PT	17,528,100	419
	Charoen Pokphand Indonesia Tbk. PT	1,338,800	398
	Indofood Sukses Makmur Tbk. PT	761,400	368
	Barito Pacific Tbk. PT	4,382,661	338
*	Merdeka Copper Gold Tbk. PT	2,701,200	333
*	Kalbe Farma Tbk. PT	3,215,300	299
	Indofood CBP Sukses Makmur Tbk. PT	391,500	262
	Indah Kiat Pulp & Paper Tbk. PT	452,200	178
	Mitra Keluarga Karyasehat Tbk. PT	947,800	158

		Shares	Market Value ($000)
	Elang Mahkota Teknologi Tbk. PT	4,514,400	158
	Medikaloka Hermina Tbk. PT	1,647,700	156
	Bank Syariah Indonesia Tbk. PT	761,700	140
	Sarana Menara Nusantara Tbk. PT	3,789,500	136
	Dayamitra Telekomunikasi PT	3,440,600	128
	Indosat Tbk. PT	975,200	125
	Japfa Comfeed Indonesia Tbk. PT	1,160,500	114
	XLSMART Telecom Sejahtera Tbk. PT	837,150	113
	Ciputra Development Tbk. PT	1,786,100	108
	Unilever Indonesia Tbk. PT	1,013,300	107
	Mitra Adiperkasa Tbk. PT	1,332,000	106
*	Bank Jago Tbk. PT	916,900	103
	Cisarua Mountain Dairy PT Tbk.	313,200	94
	Jasa Marga Persero Tbk. PT	384,100	90
*	Bukalapak.com PT Tbk.	10,725,100	90
	Pakuwon Jati Tbk. PT	3,637,400	89
	Vale Indonesia Tbk. PT	399,253	86
	Avia Avian Tbk. PT	2,847,800	82
*	Indocement Tunggal Prakarsa Tbk. PT	236,800	81
	Mayora Indah Tbk. PT	570,300	80
	PT Tower Bersama Infrastructure Tbk.	571,292	77
	Siloam International Hospitals Tbk. PT	494,800	72
	BFI Finance Indonesia Tbk. PT	1,304,000	72
	Map Aktif Adiperkasa PT	1,628,800	71
	Summarecon Agung Tbk. PT	2,651,706	65
*	Bumi Serpong Damai Tbk. PT	1,078,700	59
	Trimegah Bangun Persada Tbk. PT	1,337,893	57
*	Panin Financial Tbk. PT	3,117,500	56
*	Bank Pan Indonesia Tbk. PT	725,000	53
	Matahari Department Store Tbk. PT	477,400	51
	Bank Tabungan Negara Persero Tbk. PT	659,148	51
*	MNC Digital Entertainment Tbk. PT	1,566,800	51
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	865,526	45
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	45
*,2	Waskita Karya Persero Tbk. PT	3,046,719	38
*	Lippo Karawaci Tbk. PT	5,486,600	29
	Surya Citra Media Tbk. PT	2,787,300	28
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	28
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	358,500	27
	Bank BTPN Syariah Tbk. PT	276,900	22
*	Bank Neo Commerce Tbk. PT	1,417,538	21
	Bank Danamon Indonesia Tbk. PT	109,100	17
*	Media Nusantara Citra Tbk. PT	608,900	10
			20,967
Ireland (0.3%)
	Kerry Group plc Class A	29,465	3,221
	AIB Group plc	363,576	2,869
	Bank of Ireland Group plc	179,463	2,464
	Kingspan Group plc	27,404	2,354
	Glanbia plc (XDUB)	33,472	487
	Dalata Hotel Group plc	37,437	244
	Cairn Homes plc	85,725	213
	Glanbia plc (XLON)	28	—
			11,852
Israel (0.6%)
	Bank Leumi Le-Israel BM	265,551	4,285
	Bank Hapoalim BM	238,898	4,008
*	Nice Ltd.	11,205	1,898
	Israel Discount Bank Ltd. Class A	220,689	1,879
	Mizrahi Tefahot Bank Ltd.	26,408	1,513
*	Nova Ltd.	5,132	1,079
	Phoenix Financial Ltd.	43,344	1,045
	ICL Group Ltd.	127,419	841
*	Tower Semiconductor Ltd.	19,580	806
	First International Bank of Israel Ltd.	9,701	611
	Bezeq The Israeli Telecommunication Corp. Ltd.	388,478	607
	Azrieli Group Ltd.	6,621	506
*	Enlight Renewable Energy Ltd.	20,934	410
	Harel Insurance Investments & Financial Services Ltd.	18,476	375

		Shares	Market Value ($000)
	Clal Insurance Enterprises Holdings Ltd.	11,574	362
*	Camtek Ltd.	4,875	331
	FIBI Holdings Ltd.	4,032	265
	Tel Aviv Stock Exchange Ltd.	15,776	260
	Reit 1 Ltd.	41,178	237
	Alony Hetz Properties & Investments Ltd.	27,583	234
	Next Vision Stabilized Systems Ltd.	8,326	231
	Menora Mivtachim Holdings Ltd.	3,658	214
	Strauss Group Ltd.	8,450	206
*	Shikun & Binui Ltd.	56,483	195
	Hilan Ltd.	2,683	195
	Electra Ltd.	340	192
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,128	178
*	Fattal Holdings 1998 Ltd.	1,120	170
	One Software Technologies Ltd.	7,504	167
	Mega Or Holdings Ltd.	4,166	157
	Partner Communications Co. Ltd.	22,232	153
	Matrix IT Ltd.	5,130	151
	Sapiens International Corp. NV	5,314	150
	Isracard Ltd.	31,736	150
	Ashtrom Group Ltd.	8,267	134
*	Cellcom Israel Ltd.	18,443	132
	YH Dimri Construction & Development Ltd.	1,401	125
	Aura Investments Ltd.	25,229	125
	IDI Insurance Co. Ltd.	2,191	122
	Fox Wizel Ltd.	1,370	116
*	OY Nofar Energy Ltd.	4,068	105
	Sella Capital Real Estate Ltd.	38,179	103
	Summit Real Estate Holdings Ltd.	6,442	98
	Danel Adir Yeoshua Ltd.	841	97
*	Perion Network Ltd.	8,853	95
	Delta Galil Ltd.	1,695	86
	Israel Canada T.R Ltd.	26,940	85
	Elco Ltd.	1,586	80
*	Priortech Ltd.	1,366	61
	G City Ltd.	17,042	60
	AudioCodes Ltd.	3,913	37
			25,722
Italy (2.0%)
	UniCredit SpA	279,769	17,991
	Intesa Sanpaolo SpA	2,800,630	15,635
	Ferrari NV	22,121	10,588
[1]	Generali	219,733	7,998
	Banco BPM SpA	269,383	3,097
	Stellantis NV	299,083	3,049
	Terna - Rete Elettrica Nazionale	251,029	2,560
	Moncler SpA	40,492	2,535
	FinecoBank Banca Fineco SpA	108,905	2,355
	Mediobanca Banca di Credito Finanziario SpA	96,541	2,297
[3]	Poste Italiane SpA	80,988	1,758
	BPER Banca SpA	189,020	1,679
	Banca Monte dei Paschi di Siena SpA	185,698	1,535
	Unipol Assicurazioni SpA	67,402	1,319
	Recordati Industria Chimica e Farmaceutica SpA	19,766	1,186
	Banca Popolare di Sondrio SPA	66,558	898
[3]	Nexi SpA	137,641	828
	Buzzi SpA	15,102	777
	Stellantis NV (XPAR)	73,590	747
	Brunello Cucinelli SpA	6,003	740
[1,3]	Infrastrutture Wireless Italiane SpA	59,450	698
*	Telecom Italia SpA (Bearer)	1,472,034	691
	Reply SpA	4,060	685
	Banca Mediolanum SpA	38,156	634
	Azimut Holding SpA	20,564	601
	Interpump Group SpA	14,606	570
	Banca Generali SpA	9,450	551
	Amplifon SpA	23,379	537
*	Telecom Italia SpA (Registered)	1,226,233	525
[3]	Pirelli & C SpA	67,238	482

		Shares	Market Value ($000)
	De' Longhi SpA	11,798	386
	DiaSorin SpA	3,621	376
[1]	Webuild SpA	83,160	339
*,3	BFF Bank SpA	30,505	315
[3]	Technogym SpA	22,846	310
	Brembo NV	25,716	235
*,3	Enav SpA	45,370	217
	Danieli & C Officine Meccaniche SpA Saving Shares	6,669	214
*	Technoprobe SpA	27,423	214
	ERG SpA	10,044	212
[3]	Carel Industries SpA	9,030	212
	Tamburi Investment Partners SpA	19,274	176
	Moltiply Group SpA	3,033	169
	Cementir Holding NV	9,933	157
	Banca IFIS SpA	5,905	155
	Credito Emiliano SpA	9,594	132
	Intercos SpA	7,940	129
	MFE-MediaForEurope NV Class A	31,441	116
	Sesa SpA	1,205	112
	Italmobiliare SpA	3,648	111
[3]	RAI Way SpA	15,400	103
	Arnoldo Mondadori Editore SpA	41,871	102
*	Ariston Holding NV	16,012	87
	El.En. SpA	7,024	86
	MFE-MediaForEurope NV Class B	17,878	86
	Rizzoli Corriere Della Sera Mediagroup SpA	72,306	82
	Sanlorenzo SpA	2,336	81
*,1	Juventus Football Club SpA	22,288	80
	Danieli & C Officine Meccaniche SpA	1,939	79
*	Salvatore Ferragamo SpA	10,924	71
	Tinexta SpA	5,052	68
*,3	GVS SpA	12,203	59
	MARR SpA	4,699	51
[1]	Piaggio & C SpA	21,604	45
	Zignago Vetro SpA	4,487	42
[3]	Anima Holding SpA	5,526	37
	Alerion Cleanpower SpA	693	12
			91,004
Japan (16.8%)
	Toyota Motor Corp.	2,068,300	39,377
	Sony Group Corp.	1,057,500	28,305
	Mitsubishi UFJ Financial Group Inc.	1,993,300	27,883
	Sumitomo Mitsui Financial Group Inc.	655,800	16,848
	Nintendo Co. Ltd.	186,300	15,200
	Recruit Holdings Co. Ltd.	253,149	15,078
	Tokio Marine Holdings Inc.	335,500	14,189
	Keyence Corp.	32,800	13,729
	Mizuho Financial Group Inc.	453,120	12,600
	Tokyo Electron Ltd.	78,400	12,337
	Shin-Etsu Chemical Co. Ltd.	340,400	10,869
	Fast Retailing Co. Ltd.	32,300	10,759
	SoftBank Group Corp.	182,200	9,518
	KDDI Corp.	526,400	9,112
	Daiichi Sankyo Co. Ltd.	330,500	8,796
	Takeda Pharmaceutical Co. Ltd.	277,457	8,331
	Honda Motor Co. Ltd.	819,100	8,321
	SoftBank Corp.	4,862,830	7,472
	Hoya Corp.	61,700	7,285
	Fujitsu Ltd.	309,200	7,081
	Advantest Corp.	131,900	6,671
	Seven & i Holdings Co. Ltd.	407,600	6,131
	Chugai Pharmaceutical Co. Ltd.	116,300	6,080
	NEC Corp.	217,600	5,680
	Nippon Telegraph & Telephone Corp.	4,941,500	5,502
	MS&AD Insurance Group Holdings Inc.	230,200	5,483
	Sompo Holdings Inc.	169,100	5,117
	Dai-ichi Life Holdings Inc.	633,100	4,942
	Canon Inc.	160,500	4,903
	Mitsui Fudosan Co. Ltd.	492,800	4,720

		Shares	Market Value ($000)
	Terumo Corp.	254,800	4,677
	FUJIFILM Holdings Corp.	206,100	4,652
	Panasonic Holdings Corp.	391,000	4,481
	FANUC Corp.	167,300	4,465
	Denso Corp.	326,100	4,403
	Murata Manufacturing Co. Ltd.	297,000	4,309
	Bridgestone Corp.	100,000	4,294
	Oriental Land Co. Ltd.	193,000	4,289
	Aeon Co. Ltd.	137,300	4,221
	Ajinomoto Co. Inc.	168,700	4,217
	Otsuka Holdings Co. Ltd.	80,300	4,082
	Suzuki Motor Corp.	321,100	4,075
	East Japan Railway Co.	192,300	4,030
	Mitsubishi Estate Co. Ltd.	209,600	3,809
	TDK Corp.	342,700	3,753
	Disco Corp.	16,700	3,741
	SMC Corp.	9,900	3,712
	Kao Corp.	81,200	3,707
	Bandai Namco Holdings Inc.	115,900	3,682
	Japan Post Bank Co. Ltd.	332,918	3,590
	Toyota Industries Corp.	28,400	3,551
	Renesas Electronics Corp.	292,277	3,550
	Central Japan Railway Co.	161,700	3,532
	Daiwa House Industry Co. Ltd.	104,000	3,506
	Resona Holdings Inc.	388,250	3,441
	Sumitomo Mitsui Trust Group Inc.	123,500	3,342
	Nomura Holdings Inc.	539,100	3,294
	Japan Post Holdings Co. Ltd.	328,767	3,221
	Astellas Pharma Inc.	322,900	3,189
	Sumitomo Realty & Development Co. Ltd.	75,700	2,900
	Nomura Research Institute Ltd.	74,100	2,856
	NTT Data Group Corp.	103,300	2,846
	Kyocera Corp.	234,100	2,846
	Sumitomo Electric Industries Ltd.	134,900	2,830
	Asics Corp.	108,900	2,625
	Secom Co. Ltd.	71,800	2,615
	Olympus Corp.	198,800	2,547
	Pan Pacific International Holdings Corp.	71,600	2,345
	Nitto Denko Corp.	126,200	2,296
	Shionogi & Co. Ltd.	137,200	2,291
	Sekisui House Ltd.	97,400	2,209
	Shimano Inc.	15,500	2,196
	Fujikura Ltd.	47,000	2,182
	Obic Co. Ltd.	58,900	2,150
	T&D Holdings Inc.	93,000	2,128
	Japan Exchange Group Inc.	187,400	2,053
	Capcom Co. Ltd.	63,400	1,881
	Toray Industries Inc.	269,200	1,857
	Kubota Corp.	161,000	1,847
	Sysmex Corp.	105,600	1,772
	Unicharm Corp.	218,600	1,739
	Trend Micro Inc.	23,200	1,737
	West Japan Railway Co.	79,902	1,722
	Daiwa Securities Group Inc.	243,300	1,646
	Daifuku Co. Ltd.	62,000	1,641
	Ryohin Keikaku Co. Ltd.	42,500	1,622
	LY Corp.	445,100	1,605
	Sanrio Co. Ltd.	36,300	1,596
	Asahi Kasei Corp.	221,200	1,554
	Lasertec Corp.	15,300	1,526
	SBI Holdings Inc.	49,400	1,496
	Kikkoman Corp.	162,400	1,482
	Eisai Co. Ltd.	49,500	1,417
	Nitori Holdings Co. Ltd.	14,000	1,395
	Isuzu Motors Ltd.	101,100	1,367
*	Rakuten Group Inc.	247,700	1,363
	Nexon Co. Ltd.	75,700	1,363
	Nippon Paint Holdings Co. Ltd.	176,413	1,329
	TIS Inc.	40,100	1,315
	Makita Corp.	42,900	1,314

		Shares	Market Value ($000)
	MatsukiyoCocokara & Co.	64,200	1,295
	BayCurrent Inc.	23,800	1,265
	Nippon Building Fund Inc.	1,376	1,258
	TOPPAN Holdings Inc.	47,100	1,251
	Mitsubishi Chemical Group Corp.	231,800	1,234
	Concordia Financial Group Ltd.	191,800	1,230
	Aisin Corp.	96,500	1,228
	Yamaha Motor Co. Ltd.	157,900	1,212
	Hikari Tsushin Inc.	4,400	1,198
	Sanwa Holdings Corp.	34,800	1,198
	Sekisui Chemical Co. Ltd.	68,900	1,197
	Nippon Sanso Holdings Corp.	32,700	1,169
	Daito Trust Construction Co. Ltd.	10,100	1,138
	Dai Nippon Printing Co. Ltd.	77,000	1,135
	Toyo Suisan Kaisha Ltd.	17,100	1,134
	Shiseido Co. Ltd.	68,600	1,104
	Mitsubishi HC Capital Inc.	149,660	1,099
	Shimadzu Corp.	45,200	1,091
	Chiba Bank Ltd.	119,900	1,090
	Yaskawa Electric Corp.	45,900	1,080
	Toho Co. Ltd.	20,300	1,070
	Tokyu Corp.	87,700	1,065
	M3 Inc.	75,800	1,064
	Hulic Co. Ltd.	104,570	1,059
	SCREEN Holdings Co. Ltd.	14,800	1,053
	Yakult Honsha Co. Ltd.	51,076	1,034
	Hankyu Hanshin Holdings Inc.	38,300	1,030
	Niterra Co. Ltd.	31,700	1,019
	MEIJI Holdings Co. Ltd.	45,400	1,015
	Japan Real Estate Investment Corp.	1,249	1,014
*	Nissan Motor Co. Ltd.	388,400	985
	Shizuoka Financial Group Inc.	83,200	975
	Isetan Mitsukoshi Holdings Ltd.	63,900	966
[1]	Dentsu Group Inc.	44,100	953
	Seibu Holdings Inc.	34,700	917
	MINEBEA MITSUMI Inc.	65,400	914
	Square Enix Holdings Co. Ltd.	13,600	854
	Otsuka Corp.	41,500	853
	Kyoto Financial Group Inc.	51,200	853
	MonotaRO Co. Ltd.	41,300	852
	Omron Corp.	32,700	845
	Japan Metropolitan Fund Investment Corp.	1,220	835
	ZOZO Inc.	76,300	827
	USS Co. Ltd.	76,000	823
	Ono Pharmaceutical Co. Ltd.	75,600	823
	Mebuki Financial Group Inc.	166,400	820
	Fukuoka Financial Group Inc.	29,800	817
[1]	Nissin Foods Holdings Co. Ltd.	38,500	816
	Azbil Corp.	92,200	810
	SCSK Corp.	26,300	798
	Tokyu Fudosan Holdings Corp.	109,100	795
	Hoshizaki Corp.	21,300	793
	Ibiden Co. Ltd.	19,300	784
	CyberAgent Inc.	77,100	780
	Kurita Water Industries Ltd.	20,900	780
	Nomura Real Estate Master Fund Inc.	773	776
	Oji Holdings Corp.	160,500	761
	Marui Group Co. Ltd.	37,000	757
	Haseko Corp.	50,800	740
	KDX Realty Investment Corp.	701	739
	Nippon Express Holdings Inc.	39,700	737
	Kyowa Kirin Co. Ltd.	44,900	734
	SG Holdings Co. Ltd.	75,034	730
	Tosoh Corp.	49,200	728
	Keisei Electric Railway Co. Ltd.	75,900	726
	Mitsui Chemicals Inc.	31,900	725
	Japan Post Insurance Co. Ltd.	32,939	725
	Sumitomo Forestry Co. Ltd.	24,900	723
	Brother Industries Ltd.	42,300	722
[1]	Nippon Prologis REIT Inc.	1,350	721

		Shares	Market Value ($000)
	Suntory Beverage & Food Ltd.	22,000	714
	Nissan Chemical Corp.	23,600	709
	Yamato Holdings Co. Ltd.	51,000	708
	Credit Saison Co. Ltd.	26,000	707
	Resonac Holdings Corp.	31,667	694
	Kuraray Co. Ltd.	54,400	689
	Daiwa House REIT Investment Corp.	411	684
	TOTO Ltd.	26,200	670
*,1	Oracle Corp. Japan	5,700	668
	Kyushu Railway Co.	24,800	666
	Kintetsu Group Holdings Co. Ltd.	33,400	657
	Hachijuni Bank Ltd.	80,200	654
	NH Foods Ltd.	18,500	650
	Mazda Motor Corp.	103,400	649
	Seiko Epson Corp.	49,500	640
	MISUMI Group Inc.	48,400	638
	Santen Pharmaceutical Co. Ltd.	57,300	637
	Tobu Railway Co. Ltd.	36,000	637
	McDonald's Holdings Co. Japan Ltd.	15,000	636
	Amada Co. Ltd.	61,900	632
	Rohm Co. Ltd.	57,400	621
	Tokyo Tatemono Co. Ltd.	35,000	620
	Odakyu Electric Railway Co. Ltd.	55,700	619
	Persol Holdings Co. Ltd.	331,200	618
	Nomura Real Estate Holdings Inc.	103,200	604
	Yokohama Rubber Co. Ltd.	23,700	596
	J Front Retailing Co. Ltd.	42,200	591
	Hirose Electric Co. Ltd.	5,000	586
	Medipal Holdings Corp.	37,400	585
	Invincible Investment Corp.	1,368	582
	Tsuruha Holdings Inc.	7,400	581
	ANA Holdings Inc.	29,241	579
	Japan Airlines Co. Ltd.	28,623	579
	THK Co. Ltd.	21,000	573
	Nisshin Seifun Group Inc.	47,200	569
	Orix JREIT Inc.	452	562
	Open House Group Co. Ltd.	13,000	562
	Hamamatsu Photonics KK	51,800	556
	Taiheiyo Cement Corp.	21,700	555
	Fujitec Co. Ltd.	13,800	549
	Lixil Corp.	48,700	548
	Shimamura Co. Ltd.	7,900	547
	TechnoPro Holdings Inc.	20,100	546
	Asahi Intecc Co. Ltd.	34,800	540
	Nikon Corp.	52,800	532
	Gunma Bank Ltd.	64,000	530
	Zenkoku Hosho Co. Ltd.	23,800	527
	COMSYS Holdings Corp.	22,600	518
	Keio Corp.	21,100	512
	Sohgo Security Services Co. Ltd.	73,600	512
	EXEO Group Inc.	40,100	511
	Furukawa Electric Co. Ltd.	10,700	508
	Yamazaki Baking Co. Ltd.	22,600	508
	Iyogin Holdings Inc.	46,600	508
	BIPROGY Inc.	12,500	506
[1]	United Urban Investment Corp.	479	503
	Koito Manufacturing Co. Ltd.	39,100	495
	Nikkon Holdings Co. Ltd.	22,200	493
	Rohto Pharmaceutical Co. Ltd.	34,900	492
	Takasago Thermal Engineering Co. Ltd.	10,700	492
	Kadokawa Corp.	19,844	490
	Yamaha Corp.	69,200	483
	Keikyu Corp.	46,700	480
	Toyo Seikan Group Holdings Ltd.	24,400	479
	Advance Residence Investment Corp.	466	479
	DMG Mori Co. Ltd.	22,300	476
	Nichirei Corp.	36,900	476
	Tokyo Ohka Kogyo Co. Ltd.	18,400	474
	NSK Ltd.	104,100	468
	Hirogin Holdings Inc.	54,000	467

		Shares	Market Value ($000)
	Rinnai Corp.	18,700	466
	Socionext Inc.	31,500	462
	Tokyo Century Corp.	42,600	451
	Japan Hotel REIT Investment Corp.	869	450
	Lion Corp.	41,400	449
	Suzuken Co. Ltd.	12,200	449
	GMO Payment Gateway Inc.	7,300	446
	77 Bank Ltd.	13,100	442
	Nagoya Railroad Co. Ltd.	38,500	435
	Stanley Electric Co. Ltd.	22,300	429
	Air Water Inc.	30,600	427
	SUMCO Corp.	63,000	426
	Kokusai Electric Corp.	20,500	422
	Kewpie Corp.	17,800	420
*	Shinko Electric Industries Co. Ltd.	10,296	420
	Koei Tecmo Holdings Co. Ltd.	25,380	420
	Alfresa Holdings Corp.	31,100	419
	Mitsubishi Logistics Corp.	51,700	418
	Sankyu Inc.	8,700	418
	Nagase & Co. Ltd.	21,400	406
	Topcon Corp.	18,000	405
	Japan Prime Realty Investment Corp.	162	404
	Kansai Paint Co. Ltd.	28,200	401
	Coca-Cola Bottlers Japan Holdings Inc.	24,200	400
	Dexerials Corp.	27,500	400
	Keihan Holdings Co. Ltd.	18,200	397
	Takashimaya Co. Ltd.	49,800	397
	Sumitomo Rubber Industries Ltd.	31,700	394
	Kamigumi Co. Ltd.	14,100	390
	Toyo Tire Corp.	18,800	390
	Sekisui House REIT Inc.	728	390
	Daishi Hokuetsu Financial Group Inc.	16,900	389
	Kobayashi Pharmaceutical Co. Ltd.	10,500	384
	Alps Alpine Co. Ltd.	40,000	383
	Yamaguchi Financial Group Inc.	35,400	376
	Japan Airport Terminal Co. Ltd.	11,900	369
[1]	Aozora Bank Ltd.	25,200	367
	Hokuhoku Financial Group Inc.	18,900	364
	Taiyo Yuden Co. Ltd.	21,700	362
	Internet Initiative Japan Inc.	18,800	362
	Tokyo Seimitsu Co. Ltd.	6,500	360
	Mitsui Fudosan Logistics Park Inc.	510	360
	Nishi-Nippon Financial Holdings Inc.	24,000	358
	Nifco Inc.	14,900	357
	Nabtesco Corp.	21,500	354
	Hisamitsu Pharmaceutical Co. Inc.	12,300	351
	Yamada Holdings Co. Ltd.	116,200	349
	Goldwin Inc.	6,100	349
	Chugin Financial Group Inc.	28,800	348
	Sundrug Co. Ltd.	11,100	346
	Fuyo General Lease Co. Ltd.	12,400	343
	Daicel Corp.	40,000	341
	Miura Co. Ltd.	16,200	340
	Mitsubishi Motors Corp.	113,400	340
*	Mercari Inc.	20,600	340
	Maruwa Co. Ltd.	1,400	339
	Yamato Kogyo Co. Ltd.	5,700	337
	Sugi Holdings Co. Ltd.	15,300	336
	Hakuhodo DY Holdings Inc.	42,800	336
	Kokuyo Co. Ltd.	15,900	336
	DIC Corp.	16,200	334
	Kakaku.com Inc.	19,600	334
	Tomy Co. Ltd.	15,700	333
	NSD Co. Ltd.	13,500	333
*	SHIFT Inc.	28,500	330
	Kyushu Financial Group Inc.	64,800	329
	Iida Group Holdings Co. Ltd.	23,000	323
	Amano Corp.	10,900	321
	INFRONEER Holdings Inc.	39,308	321
	Mitsubishi Materials Corp.	20,600	320

		Shares	Market Value ($000)
	Nippon Kayaku Co. Ltd.	35,400	320
	Ezaki Glico Co. Ltd.	9,900	318
	Nihon Kohden Corp.	26,700	318
	Ushio Inc.	25,700	318
	Kagome Co. Ltd.	15,400	318
	Seino Holdings Co. Ltd.	21,100	317
	Park24 Co. Ltd.	22,700	316
	Industrial & Infrastructure Fund Investment Corp.	385	315
	ADEKA Corp.	17,000	314
	Macnica Holdings Inc.	23,600	312
	Aeon Mall Co. Ltd.	15,600	311
	Japan Logistics Fund Inc.	490	311
	Nippon Electric Glass Co. Ltd.	12,900	308
	Kyudenko Corp.	8,300	305
	LaSalle Logiport REIT	327	305
	Mitsui-Soko Holdings Co. Ltd.	11,500	303
	Makino Milling Machine Co. Ltd.	3,900	302
	JTEKT Corp.	38,100	299
	Shiga Bank Ltd.	7,000	299
	Anritsu Corp.	26,200	298
	Toho Holdings Co. Ltd.	9,400	297
[1]	DeNA Co. Ltd.	15,200	293
	Sumitomo Bakelite Co. Ltd.	10,800	293
	NHK Spring Co. Ltd.	26,400	292
	Kaneka Corp.	10,700	291
	Taiyo Holdings Co. Ltd.	7,100	291
	Workman Co. Ltd.	7,600	291
	Ulvac Inc.	8,400	290
	Teijin Ltd.	36,100	290
	Canon Marketing Japan Inc.	7,800	289
	Zeon Corp.	28,700	289
	OBIC Business Consultants Co. Ltd.	5,000	285
	Wacoal Holdings Corp.	8,300	284
	Tsumura & Co.	11,900	282
	Pigeon Corp.	21,500	278
	Morinaga Milk Industry Co. Ltd.	12,100	278
	Yaoko Co. Ltd.	4,200	274
	GS Yuasa Corp.	14,900	271
	Rakus Co. Ltd.	17,300	267
[1]	Activia Properties Inc.	333	266
	Nankai Electric Railway Co. Ltd.	17,500	265
	Nissui Corp.	45,200	265
	Kanematsu Corp.	13,800	261
	Kotobuki Spirits Co. Ltd.	16,200	261
	Mitsui E&S Co. Ltd.	16,100	261
	OKUMA Corp.	10,300	260
	Suruga Bank Ltd.	28,100	259
	Senko Group Holdings Co. Ltd.	20,700	257
*	Visional Inc.	4,100	257
	Dowa Holdings Co. Ltd.	8,100	256
	NOK Corp.	17,400	256
	ABC-Mart Inc.	13,000	254
	Nojima Corp.	13,200	252
	Bic Camera Inc.	24,200	252
	MEITEC Group Holdings Inc.	11,200	250
*	Money Forward Inc.	7,900	250
	Toagosei Co. Ltd.	25,700	249
	Denka Co. Ltd.	17,400	248
	Organo Corp.	4,600	246
	SBI Sumishin Net Bank Ltd.	7,600	246
	SHO-BOND Holdings Co. Ltd.	7,200	244
	Yoshinoya Holdings Co. Ltd.	10,900	243
	Sawai Group Holdings Co. Ltd.	19,600	243
	Resorttrust Inc.	21,400	242
	Citizen Watch Co. Ltd.	40,400	242
*	Konica Minolta Inc.	78,300	239
	Relo Group Inc.	19,900	237
	Mabuchi Motor Co. Ltd.	15,700	236
	Nihon M&A Center Holdings Inc.	48,100	236
	Hazama Ando Corp.	23,400	235

		Shares	Market Value ($000)
	Frontier Real Estate Investment Corp.	407	233
	Calbee Inc.	11,800	233
	Kose Corp.	5,800	232
	House Foods Group Inc.	12,200	232
	Sinfonia Technology Co. Ltd.	4,300	232
	SWCC Corp.	4,800	232
	Casio Computer Co. Ltd.	31,900	230
	Comforia Residential REIT Inc.	117	230
	GMO internet group Inc.	9,400	228
	Tokuyama Corp.	11,700	228
	Daiwabo Holdings Co. Ltd.	13,500	227
	Mizuho Leasing Co. Ltd.	30,500	227
	Mori Hills REIT Investment Corp.	249	226
	MIRAIT ONE Corp.	12,800	226
	K's Holdings Corp.	23,400	225
	Nippon Shinyaku Co. Ltd.	9,100	225
	Hanwa Co. Ltd.	6,200	225
	DTS Corp.	6,500	223
[1]	Kusuri no Aoki Holdings Co. Ltd.	9,000	220
	H2O Retailing Corp.	16,000	219
	Toyoda Gosei Co. Ltd.	11,300	219
	Aica Kogyo Co. Ltd.	8,700	219
	San-In Godo Bank Ltd.	25,100	219
	SKY Perfect JSAT Holdings Inc.	24,900	217
[1]	Toridoll Holdings Corp.	7,500	215
	Inaba Denki Sangyo Co. Ltd.	7,900	212
	JVCKenwood Corp.	25,900	212
	Hulic REIT Inc.	202	212
	NTT UD REIT Investment Corp.	231	211
	Simplex Holdings Inc.	8,100	210
	Ito En Ltd.	9,500	208
	Nippon Shokubai Co. Ltd.	18,100	208
	Fuji Corp.	13,000	208
	Meidensha Corp.	6,900	208
	Sanki Engineering Co. Ltd.	7,900	208
	Yonex Co. Ltd.	10,500	208
	Jeol Ltd.	7,400	206
[1]	Daiwa Office Investment Corp.	98	205
	Osaka Soda Co. Ltd.	18,400	205
	Takuma Co. Ltd.	14,500	204
	Seven Bank Ltd.	105,700	203
	Max Co. Ltd.	6,200	202
	Daiwa Securities Living Investments Corp.	309	202
	Lintec Corp.	10,100	200
	H.U. Group Holdings Inc.	9,300	200
	Kyoritsu Maintenance Co. Ltd.	8,300	200
	Duskin Co. Ltd.	7,700	200
	Mitsubishi Estate Logistics REIT Investment Corp.	246	200
	Kiyo Bank Ltd.	11,000	198
*	Sanken Electric Co. Ltd.	3,800	198
	Leopalace21 Corp.	43,700	196
	Harmonic Drive Systems Inc.	8,600	195
*	Sansan Inc.	14,000	195
	Mori Trust REIT Inc.	422	194
	Juroku Financial Group Inc.	5,700	194
	Dentsu Soken Inc.	4,100	193
	Morinaga & Co. Ltd.	11,600	192
	Rorze Corp.	16,900	192
	Gunze Ltd.	8,200	192
*	PeptiDream Inc.	15,700	191
	Takeuchi Manufacturing Co. Ltd.	5,900	190
	North Pacific Bank Ltd.	48,000	190
	Toei Animation Co. Ltd.	8,700	189
	Sotetsu Holdings Inc.	12,600	188
	Digital Garage Inc.	5,500	188
	Maruha Nichiro Corp.	8,700	188
	Rengo Co. Ltd.	36,300	187
	Kaken Pharmaceutical Co. Ltd.	7,000	186
	Hyakugo Bank Ltd.	37,900	186
*	Sharp Corp.	36,100	185

		Shares	Market Value ($000)
	Glory Ltd.	8,600	184
	Nippon Television Holdings Inc.	8,100	183
	Mizuno Corp.	9,600	183
	PAL GROUP Holdings Co. Ltd.	7,400	182
	JAFCO Group Co. Ltd.	10,800	182
	Ain Holdings Inc.	4,600	180
	Tokyo Kiraboshi Financial Group Inc.	4,600	180
	Nishimatsu Construction Co. Ltd.	5,325	179
	AEON Financial Service Co. Ltd.	19,600	178
	Toei Co. Ltd.	5,300	178
	Matsui Securities Co. Ltd.	36,500	177
	Senshu Ikeda Holdings Inc.	47,000	177
	Japan Excellent Inc.	195	177
	Kissei Pharmaceutical Co. Ltd.	5,900	176
	Acom Co. Ltd.	61,200	175
	Sumitomo Warehouse Co. Ltd.	8,400	175
	Tsubakimoto Chain Co.	13,800	174
	TS Tech Co. Ltd.	15,400	172
	Okamura Corp.	11,200	171
	DCM Holdings Co. Ltd.	18,700	171
[1]	TBS Holdings Inc.	5,300	170
	Sangetsu Corp.	8,500	169
	Taikisha Ltd.	10,000	169
	Nipro Corp.	19,100	168
	Nanto Bank Ltd.	5,900	167
	Daiseki Co. Ltd.	6,780	166
[1]	Hokuetsu Corp.	23,700	166
[1]	Mitsubishi Logisnext Co. Ltd.	11,000	166
	Yodogawa Steel Works Ltd.	4,300	166
	Nitto Boseki Co. Ltd.	4,600	165
	Izumi Co. Ltd.	7,200	164
*	Sumitomo Pharma Co. Ltd.	31,100	163
	Kanamoto Co. Ltd.	7,100	162
	TKC Corp.	5,500	162
	Monex Group Inc.	31,900	162
	UACJ Corp.	4,800	162
	Kureha Corp.	6,900	161
[1]	Fuji Media Holdings Inc.	8,000	159
	Seria Co. Ltd.	8,600	158
	CKD Corp.	9,900	158
	Nippon REIT Investment Corp.	263	158
	Nakanishi Inc.	11,800	158
	Toyota Boshoku Corp.	11,000	157
	Musashi Seimitsu Industry Co. Ltd.	8,000	157
	Nisshinbo Holdings Inc.	24,300	156
	Itoham Yonekyu Holdings Inc.	4,480	156
	Daihen Corp.	3,700	156
	Financial Partners Group Co. Ltd.	9,700	156
	Pilot Corp.	5,600	155
	Fuji Oil Co. Ltd.	7,500	154
	Appier Group Inc.	14,400	154
[1]	OSG Corp.	13,400	153
	Okasan Securities Group Inc.	31,600	153
	JINS Holdings Inc.	2,600	153
	Nippon Soda Co. Ltd.	7,400	152
	Aichi Financial Group Inc.	8,463	152
	Seiko Group Corp.	5,300	150
	Nippon Kanzai Holdings Co. Ltd.	7,900	149
	PALTAC Corp.	5,100	148
	Heiwa Real Estate Co. Ltd.	4,800	148
	As One Corp.	9,600	148
	Shochiku Co. Ltd.	1,600	148
	FP Corp.	7,200	147
	ARE Holdings Inc.	11,800	147
*	Hino Motors Ltd.	44,800	145
	Nishi-Nippon Railroad Co. Ltd.	9,500	144
	GungHo Online Entertainment Inc.	7,500	144
	EDION Corp.	10,900	144
	Starts Corp. Inc.	4,900	144
	Anycolor Inc.	5,300	144

		Shares	Market Value ($000)
	Micronics Japan Co. Ltd.	5,700	143
	CAC Holdings Corp.	9,900	142
[1]	Heiwa Real Estate REIT Inc.	159	141
	U-Next Holdings Co. Ltd.	9,300	140
	Ariake Japan Co. Ltd.	3,100	139
	Valor Holdings Co. Ltd.	8,200	139
	Ferrotec Holdings Corp.	7,600	139
	Raito Kogyo Co. Ltd.	6,900	138
	Inabata & Co. Ltd.	6,200	136
	ST Corp.	12,800	136
	Sumitomo Osaka Cement Co. Ltd.	5,100	136
	Paramount Bed Holdings Co. Ltd.	7,900	136
	Exedy Corp.	4,500	134
	Bank of Nagoya Ltd.	2,400	134
	Wellneo Sugar Co. Ltd.	8,600	134
[1]	Towa Corp.	12,500	133
	Bunka Shutter Co. Ltd.	8,910	132
	Meiko Electronics Co. Ltd.	3,300	131
	Fujimi Inc.	10,000	130
	Nihon Parkerizing Co. Ltd.	15,200	130
	Dai-Dan Co. Ltd.	4,500	130
	TOMONY Holdings Inc.	34,900	130
	Musashino Bank Ltd.	5,700	129
	Oki Electric Industry Co. Ltd.	13,500	129
	Tamron Co. Ltd.	5,400	129
	Hyakujushi Bank Ltd.	4,600	128
	Aiful Corp.	46,100	127
	Megmilk Snow Brand Co. Ltd.	6,500	127
	Miroku Jyoho Service Co. Ltd.	10,300	127
	Seiren Co. Ltd.	7,400	127
	Sumitomo Densetsu Co. Ltd.	2,800	125
	Tadano Ltd.	18,300	125
	Daiichikosho Co. Ltd.	11,400	124
	Nissin Corp.	2,200	124
	Yellow Hat Ltd.	11,800	124
	Katitas Co. Ltd.	8,100	124
	KYB Corp.	5,700	123
	Artience Co. Ltd.	5,900	122
	JMDC Inc.	5,400	122
	Elecom Co. Ltd.	10,100	120
	Jaccs Co. Ltd.	4,300	120
	Sumitomo Mitsui Construction Co. Ltd.	29,200	120
	Nippn Corp.	7,900	120
	Awa Bank Ltd.	6,100	119
	Systena Corp.	43,300	119
	Kaga Electronics Co. Ltd.	6,400	118
	Kurabo Industries Ltd.	2,400	118
	Riken Keiki Co. Ltd.	5,900	118
	Daiei Kankyo Co. Ltd.	5,600	118
	Keiyo Bank Ltd.	17,500	117
	Hosiden Corp.	7,800	117
	Global One Real Estate Investment Corp.	135	117
	Hokkoku Financial Holdings Inc.	3,400	117
	Nippon Paper Industries Co. Ltd.	15,600	115
	Fuji Seal International Inc.	6,400	114
	Chugoku Marine Paints Ltd.	7,400	114
	C Uyemura & Co. Ltd.	1,800	114
	Aoyama Trading Co. Ltd.	7,500	113
	Japan Aviation Electronics Industry Ltd.	6,500	113
	San-A Co. Ltd.	5,500	113
	Ogaki Kyoritsu Bank Ltd.	6,500	113
	SMS Co. Ltd.	11,200	112
	FULLCAST Holdings Co. Ltd.	8,900	111
	Open Up Group Inc.	8,700	110
	Tokai Tokyo Financial Holdings Inc.	32,700	109
	Hogy Medical Co. Ltd.	4,100	109
	Pola Orbis Holdings Inc.	11,400	108
	Aeon Delight Co. Ltd.	2,900	108
	Maxell Ltd.	8,600	107
[1]	Ministop Co. Ltd.	8,500	107

		Shares	Market Value ($000)
	Maruzen Showa Unyu Co. Ltd.	2,400	106
	Mochida Pharmaceutical Co. Ltd.	5,100	106
	Noritsu Koki Co. Ltd.	3,400	106
	NTN Corp.	70,100	105
	Tokai Rika Co. Ltd.	6,900	105
	Kanagawa Chuo Kotsu Co. Ltd.	4,100	105
	Sekisui Jushi Corp.	7,900	105
	Takasago International Corp.	2,300	105
	Joyful Honda Co. Ltd.	7,400	105
	Bank of Iwate Ltd.	5,000	104
	Toa Corp.	10,000	104
	Toyo Corp.	10,700	104
[1]	Sakura Internet Inc.	4,300	103
	Kasumigaseki Capital Co. Ltd.	1,100	103
	Cybozu Inc.	4,700	102
[1]	Mitsubishi Pencil Co. Ltd.	7,000	102
[1]	Hankyu Hanshin REIT Inc.	99	102
	FCC Co. Ltd.	5,200	101
	Yamanashi Chuo Bank Ltd.	5,800	101
	Yushin Co.	23,600	100
	Fujita Kanko Inc.	1,500	99
	Sanyo Denki Co. Ltd.	1,400	99
	Aichi Steel Corp.	1,900	98
	Belc Co. Ltd.	2,000	98
	Megachips Corp.	2,900	98
	Mitsui High-Tec Inc.	19,600	98
	Takara Standard Co. Ltd.	6,100	98
	Toyo Construction Co. Ltd.	9,800	98
	Nisshin Oillio Group Ltd.	2,900	97
	Nissan Shatai Co. Ltd.	12,600	97
	MCJ Co. Ltd.	10,600	97
	Infomart Corp.	33,500	97
	Totech Corp.	4,800	97
[1]	Japan Wool Textile Co. Ltd.	9,300	96
	Sinko Industries Ltd.	11,400	96
	Shimojima Co. Ltd.	11,300	96
	Japan Material Co. Ltd.	9,400	96
	Arata Corp.	4,500	95
	Nichicon Corp.	11,600	95
	Ryoyo Ryosan Holdings Inc.	5,424	95
	Fuji Kyuko Co. Ltd.	6,400	94
	San ju San Financial Group Inc.	4,900	94
	Itoki Corp.	6,600	93
	Ichigo Inc.	35,300	93
[1]	Sakata Seed Corp.	3,900	93
	Sakata INX Corp.	7,000	93
	Token Corp.	1,000	93
	Ai Holdings Corp.	5,800	93
	Okinawa Cellular Telephone Co.	2,800	93
	Bando Chemical Industries Ltd.	8,200	92
	Funai Soken Holdings Inc.	5,600	92
	Kitz Corp.	11,400	92
	Wacom Co. Ltd.	20,700	92
	Nittetsu Mining Co. Ltd.	1,900	92
	Yamazen Corp.	10,100	92
	SIGMAXYZ Holdings Inc.	11,100	92
	ARCLANDS Corp.	7,700	91
*	Nxera Pharma Co. Ltd.	14,400	91
	Happinet Corp.	2,500	90
	Toho Bank Ltd.	38,400	90
	Zuken Inc.	2,500	90
	CRE Logistics REIT Inc.	88	90
	Nohmi Bosai Ltd.	3,500	89
	Towa Pharmaceutical Co. Ltd.	4,200	89
	Tsugami Corp.	6,900	89
	KH Neochem Co. Ltd.	5,200	89
	Heiwado Co. Ltd.	4,600	88
	Noritake Co. Ltd.	3,400	88
	Prima Meat Packers Ltd.	5,600	88
	Tocalo Co. Ltd.	7,100	88

		Shares	Market Value ($000)
	Sanyo Electric Railway Co. Ltd.	6,300	88
	Adastria Co. Ltd.	4,500	87
	Galilei Co. Ltd.	4,100	87
	Kameda Seika Co. Ltd.	3,300	87
	Totetsu Kogyo Co. Ltd.	3,600	87
	KOMEDA Holdings Co. Ltd.	4,400	87
	Fukuda Denshi Co. Ltd.	1,900	87
	Chudenko Corp.	3,700	86
	Mani Inc.	10,300	86
	Lifedrink Co. Inc.	6,100	86
	Axial Retailing Inc.	10,700	85
	Nichiha Corp.	4,000	85
	Konoike Transport Co. Ltd.	4,300	85
	Central Automotive Products Ltd.	6,900	85
	Kurimoto Ltd.	2,200	84
	MOS Food Services Inc.	3,300	84
	Torii Pharmaceutical Co. Ltd.	1,900	84
	Ichigo Office REIT Investment Corp.	140	84
	Tri Chemical Laboratories Inc.	4,300	84
	Shibaura Mechatronics Corp.	1,500	84
	Nippon Light Metal Holdings Co. Ltd.	7,390	83
	Trusco Nakayama Corp.	5,800	82
	Sumitomo Riko Co. Ltd.	6,900	82
	Transcosmos Inc.	3,500	82
*	Medley Inc.	3,900	82
	Kyokuyo Co. Ltd.	2,600	81
	JBCC Holdings Inc.	8,400	81
	Hokkan Holdings Ltd.	6,000	80
	Komeri Co. Ltd.	4,000	80
	Toshiba TEC Corp.	3,900	80
	Life Corp.	5,600	79
	Shibaura Machine Co. Ltd.	3,400	79
	Topre Corp.	6,300	78
	Tsurumi Manufacturing Co. Ltd.	3,100	78
	Artnature Inc.	15,200	78
*,1	euglena Co. Ltd.	25,900	78
	Japan Lifeline Co. Ltd.	7,700	77
	Argo Graphics Inc.	2,200	77
	Nippon Densetsu Kogyo Co. Ltd.	4,600	77
	Tosei Corp.	4,400	77
	Tonami Holdings Co. Ltd.	1,100	77
	Wakita & Co. Ltd.	6,400	77
	Future Corp.	5,100	76
	Zacros Corp.	2,900	76
	HIS Co. Ltd.	6,800	76
	Digital Arts Inc.	1,500	76
	Ricoh Leasing Co. Ltd.	2,100	76
	Daio Paper Corp.	13,100	76
[1]	SOSiLA Logistics REIT Inc.	100	76
	Premium Group Co. Ltd.	5,400	76
	Kohnan Shoji Co. Ltd.	2,900	75
	Yurtec Corp.	5,500	75
	Uchida Yoko Co. Ltd.	1,200	75
	TSI Holdings Co. Ltd.	9,900	75
	UT Group Co. Ltd.	4,300	75
	Ichibanya Co. Ltd.	11,700	74
	Fuso Chemical Co. Ltd.	2,800	74
	Furuno Electric Co. Ltd.	3,700	74
	Furukawa Co. Ltd.	4,700	73
	Achilles Corp.	8,500	73
	Kumiai Chemical Industry Co. Ltd.	13,100	73
	Nitto Kogyo Corp.	3,500	73
	Torishima Pump Manufacturing Co. Ltd.	5,400	73
	Earth Corp.	2,100	73
	JCU Corp.	3,300	73
	YAMABIKO Corp.	5,000	73
	WingArc1st Inc.	2,800	73
	Mirai Corp.	242	72
	Onward Holdings Co. Ltd.	18,300	71
	Shibuya Corp.	3,100	71

		Shares	Market Value ($000)
	Japan Transcity Corp.	10,900	71
	Hamakyorex Co. Ltd.	7,900	70
	Tokyo Individualized Educational Institute Inc.	32,100	70
	Konishi Co. Ltd.	9,100	70
	dip Corp.	4,500	70
	Nextage Co. Ltd.	6,100	70
	Genky DrugStores Co. Ltd.	2,800	70
	PILLAR Corp.	2,700	70
	NPR-RIKEN Corp.	4,200	70
	Eizo Corp.	4,800	69
	Ishihara Sangyo Kaisha Ltd.	5,400	69
	Komori Corp.	6,900	69
	Eiken Chemical Co. Ltd.	4,800	68
	Hibiya Engineering Ltd.	2,900	68
	Okamoto Industries Inc.	1,900	68
*,1	Remixpoint Inc.	20,300	68
[1]	Create SD Holdings Co. Ltd.	3,100	68
	Nagawa Co. Ltd.	1,600	68
	Aisan Industry Co. Ltd.	5,200	67
	Central Glass Co. Ltd.	3,300	67
	BML Inc.	3,200	67
	Tekken Corp.	3,600	67
	T Hasegawa Co. Ltd.	3,300	67
	Shikoku Kasei Holdings Corp.	4,900	66
	Tsukishima Holdings Co. Ltd.	4,700	66
	Senshu Electric Co. Ltd.	2,000	66
	Daiichi Jitsugyo Co. Ltd.	4,200	65
	AZ-COM MARUWA Holdings Inc.	8,800	65
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,600	64
	Yokogawa Bridge Holdings Corp.	3,600	64
	Broadleaf Co. Ltd.	13,200	64
	Raksul Inc.	7,600	64
	CTI Engineering Co. Ltd.	3,600	64
	Canon Electronics Inc.	3,300	63
	Godo Steel Ltd.	2,400	63
	Ichiyoshi Securities Co. Ltd.	10,600	63
	Nishio Holdings Co. Ltd.	2,300	63
	Nomura Co. Ltd.	10,500	63
	Yuasa Trading Co. Ltd.	2,000	63
	Starzen Co. Ltd.	8,100	63
	Nichireki Group Co. Ltd.	3,600	63
	Computer Engineering & Consulting Ltd.	3,900	62
	Fuji Co. Ltd.	4,400	62
	Japan Pulp & Paper Co. Ltd.	15,000	62
	Oita Bank Ltd.	2,500	62
[1]	Pasona Group Inc.	3,900	62
	Kosaido Holdings Co. Ltd.	19,700	62
	Hokuto Corp.	4,900	61
	Hosokawa Micron Corp.	2,200	61
	Menicon Co. Ltd.	8,100	61
	TRE Holdings Corp.	6,600	61
	ASKUL Corp.	5,600	60
	Yahagi Construction Co. Ltd.	5,100	60
	One REIT Inc.	35	60
	Base Co. Ltd.	2,500	60
	Autobacs Seven Co. Ltd.	5,900	59
	Toyobo Co. Ltd.	9,500	59
	Hioki EE Corp.	1,500	59
	Ryobi Ltd.	3,900	59
[1]	Tama Home Co. Ltd.	2,400	59
	VT Holdings Co. Ltd.	17,600	58
	Nippon Seiki Co. Ltd.	6,000	58
	Riso Kagaku Corp.	7,400	58
	Shin-Etsu Polymer Co. Ltd.	5,000	58
	ESPEC Corp.	3,000	58
	JAC Recruitment Co. Ltd.	9,200	58
	First Bank of Toyama Ltd.	8,500	58
	IDOM Inc.	8,000	57
	United Arrows Ltd.	3,900	57
	Optex Group Co. Ltd.	5,300	57

		Shares	Market Value ($000)
	m-up Holdings Inc.	3,900	57
	Matsuya Co. Ltd.	7,400	56
	Showa Sangyo Co. Ltd.	2,781	56
	Hoosiers Holdings Co. Ltd.	6,800	56
	KeePer Technical Laboratory Co. Ltd.	2,000	56
	Transaction Co. Ltd.	3,300	56
	Teikoku Electric Manufacturing Co. Ltd.	2,500	55
	Nagaileben Co. Ltd.	4,000	55
	Nichiden Corp.	2,900	55
	Tamura Corp.	17,600	55
	Yokorei Co. Ltd.	9,000	55
	Hirata Corp.	4,200	55
[1]	Change Holdings Inc.	6,700	55
	ES-Con Japan Ltd.	7,900	54
	Tokyo Electron Device Ltd.	2,800	54
	Nippon Carbon Co. Ltd.	1,800	54
	Zojirushi Corp.	5,800	54
	Anicom Holdings Inc.	11,500	54
	Chuo Spring Co. Ltd.	4,700	53
	Mandom Corp.	5,700	53
	Nihon Tokushu Toryo Co. Ltd.	4,200	53
[1]	Shoei Foods Corp.	1,900	53
	Tachibana Eletech Co. Ltd.	3,000	53
	KAWADA TECHNOLOGIES Inc.	2,100	53
	Restar Corp.	3,100	53
*	RENOVA Inc.	11,300	53
[1]	Fixstars Corp.	3,500	53
	EM Systems Co. Ltd.	10,100	53
	Plus Alpha Consulting Co. Ltd.	3,700	53
	TOA Road Corp.	5,000	53
	Siix Corp.	6,500	52
	Fukui Bank Ltd.	4,200	52
	Kanaden Corp.	4,100	52
	Milbon Co. Ltd.	3,000	52
	Oiles Corp.	3,600	52
	Teikoku Sen-I Co. Ltd.	2,800	52
	Kyorin Pharmaceutical Co. Ltd.	5,000	52
	Alconix Corp.	4,400	52
	eGuarantee Inc.	4,700	52
	Feed One Co. Ltd.	7,780	52
	Vision Inc.	6,300	52
[1]	Ise Chemicals Corp.	300	52
	TV Asahi Holdings Corp.	2,800	51
	Goldcrest Co. Ltd.	2,100	51
	Idec Corp.	3,200	51
	Kyosan Electric Manufacturing Co. Ltd.	15,300	51
[1]	Osaka Steel Co. Ltd.	2,900	51
	Pacific Industrial Co. Ltd.	5,600	51
	Optorun Co. Ltd.	4,900	51
	eRex Co. Ltd.	9,400	51
	TechMatrix Corp.	3,500	51
	Procrea Holdings Inc.	4,900	51
	Furuya Metal Co. Ltd.	2,700	51
	JP-Holdings Inc.	12,900	50
	Digital Holdings Inc.	5,200	50
	Insource Co. Ltd.	7,200	50
	Asahi Yukizai Corp.	1,800	49
	Prestige International Inc.	11,200	49
	Kyodo Printing Co. Ltd.	5,600	49
	Nissha Co. Ltd.	5,500	49
	Tokyu Construction Co. Ltd.	7,800	49
	Sakai Moving Service Co. Ltd.	2,800	49
	Shikoku Bank Ltd.	6,200	49
	Topy Industries Ltd.	3,100	49
	Vital KSK Holdings Inc.	5,600	49
	World Co. Ltd.	2,800	49
	Yamaichi Electronics Co. Ltd.	3,000	49
	S&B Foods Inc.	2,400	49
	Asahi Diamond Industrial Co. Ltd.	9,400	48
	Miyazaki Bank Ltd.	2,000	48

		Shares	Market Value ($000)
	Marusan Securities Co. Ltd.	7,800	48
	Doutor Nichires Holdings Co. Ltd.	2,600	48
	Proto Corp.	3,300	48
[1]	Osaka Organic Chemical Industry Ltd.	2,800	48
	PHC Holdings Corp.	7,400	48
	Altech Corp.	2,500	48
	Riso Kyoiku Co. Ltd.	29,700	47
	Fujibo Holdings Inc.	1,300	47
	Nitta Corp.	1,800	47
	Okura Industrial Co. Ltd.	1,600	47
	SBS Holdings Inc.	2,500	47
	Tanseisha Co. Ltd.	6,300	47
	DKS Co. Ltd.	1,900	47
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	47
	Septeni Holdings Co. Ltd.	17,600	47
	Dai Nippon Toryo Co. Ltd.	5,700	46
	Daiwa Industries Ltd.	4,000	46
	Ehime Bank Ltd.	6,400	46
	en Japan Inc.	3,900	46
	Sato Corp.	3,300	46
	Asanuma Corp.	9,100	46
	Mirai Industry Co. Ltd.	1,900	46
	Akita Bank Ltd.	2,200	45
	AOKI Holdings Inc.	4,300	45
	DyDo Group Holdings Inc.	2,400	45
	Iriso Electronics Co. Ltd.	2,500	45
	JCR Pharmaceuticals Co. Ltd.	12,100	45
	Anest Iwata Corp.	4,600	45
	JSP Corp.	3,500	45
	Piolax Inc.	3,300	45
	Mitsuboshi Belting Ltd.	1,800	45
	Sodick Co. Ltd.	7,200	45
[1]	Nihon Chouzai Co. Ltd.	2,000	45
	Noevir Holdings Co. Ltd.	1,500	45
	Bank of the Ryukyus Ltd.	5,500	44
	G-Tekt Corp.	3,700	44
	Tochigi Bank Ltd.	17,200	44
*	M&A Research Institute Holdings Inc.	4,500	44
	TDC Soft Inc.	4,800	44
	Fujiya Co. Ltd.	2,600	43
	Intage Holdings Inc.	3,500	43
	Studio Alice Co. Ltd.	3,000	43
	Retail Partners Co. Ltd.	4,700	43
	Noritz Corp.	3,300	43
	Yondoshi Holdings Inc.	3,500	43
	Union Tool Co.	1,400	43
	Takara Bio Inc.	7,600	42
	Aiphone Co. Ltd.	2,300	42
	Avex Inc.	4,800	42
	Kanto Denka Kogyo Co. Ltd.	7,100	42
*	Nippon Sheet Glass Co. Ltd.	14,000	42
	Riken Vitamin Co. Ltd.	2,400	42
	Sintokogio Ltd.	7,200	42
[1]	Toho Titanium Co. Ltd.	5,300	42
	Qol Holdings Co. Ltd.	3,200	42
*	Oisix ra daichi Inc.	3,900	42
	Roland Corp.	1,800	42
	Mitsui DM Sugar Co. Ltd.	1,900	41
	Sanyo Chemical Industries Ltd.	1,600	41
	Tachi-S Co. Ltd.	3,400	41
	Pack Corp.	1,900	41
	Toenec Corp.	5,000	41
	Towa Bank Ltd.	8,300	41
	Mie Kotsu Group Holdings Inc.	11,800	41
	RS Technologies Co. Ltd.	2,000	41
	Airman Corp.	3,000	41
	GLOBERIDE Inc.	2,800	40
	Geo Holdings Corp.	3,500	40
	Futaba Industrial Co. Ltd.	7,800	40
	Krosaki Harima Corp.	2,000	40

		Shares	Market Value ($000)
	Nachi-Fujikoshi Corp.	1,900	40
	Riken Technos Corp.	5,300	40
	Tokai Corp.	2,600	40
	Yamagata Bank Ltd.	3,900	40
	Aeon Hokkaido Corp.	6,500	40
	giftee Inc.	3,300	40
	J Trust Co. Ltd.	13,800	39
[1]	Weathernews Inc.	1,400	39
	Halows Co. Ltd.	1,200	39
	Nippon Signal Co. Ltd.	5,300	39
	Star Micronics Co. Ltd.	3,300	39
	WATAMI Co. Ltd.	5,700	39
	Zenrin Co. Ltd.	4,800	39
*	Istyle Inc.	10,800	39
	Bell System24 Holdings Inc.	4,500	39
	MEC Co. Ltd.	2,200	39
	MARUKA FURUSATO Corp.	2,500	39
	Chubu Shiryo Co. Ltd.	3,600	38
	Joshin Denki Co. Ltd.	2,400	38
	Shibusawa Logistics Corp.	1,400	38
	TPR Co. Ltd.	2,800	38
	Unipres Corp.	5,500	38
	ValueCommerce Co. Ltd.	6,900	38
	Curves Holdings Co. Ltd.	8,000	38
[1]	Toyo Gosei Co. Ltd.	1,200	38
	JSB Co. Ltd.	1,500	38
	Chubu Steel Plate Co. Ltd.	2,700	38
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	37
	Cawachi Ltd.	1,900	37
	Hochiki Corp.	1,900	37
	Ines Corp.	3,200	37
	Koa Corp.	6,400	37
	Rock Field Co. Ltd.	3,500	37
	Shinnihon Corp.	3,300	37
	Toa Corp. (XTKS)	5,300	37
[1]	Ki-Star Real Estate Co. Ltd.	1,100	37
[1]	Tosei REIT Investment Corp.	41	37
	West Holdings Corp.	3,400	37
	Santec Holdings Corp.	1,100	37
	Arakawa Chemical Industries Ltd.	4,600	36
	Katakura Industries Co. Ltd.	2,400	36
	Nichiban Co. Ltd.	2,600	36
	Sakai Chemical Industry Co. Ltd.	2,000	36
	Kyoei Steel Ltd.	2,700	36
	Oriental Shiraishi Corp.	14,100	36
	Seikitokyu Kogyo Co. Ltd.	3,600	36
	Daido Metal Co. Ltd.	8,000	35
	V Technology Co. Ltd.	1,600	35
	Nippon Parking Development Co. Ltd.	20,500	35
	Mitsuba Corp.	6,100	35
	Nippon Road Co. Ltd.	2,000	35
	Nippon Sharyo Ltd.	2,400	35
	SRA Holdings	1,100	35
	FIDEA Holdings Co. Ltd.	3,400	35
	Yamashin-Filter Corp.	8,800	35
	LITALICO Inc.	3,800	35
	Health Care & Medical Investment Corp.	45	35
	Arisawa Manufacturing Co. Ltd.	3,600	35
	Chiyoda Integre Co. Ltd.	1,800	34
	Futaba Corp.	8,900	34
	Press Kogyo Co. Ltd.	8,800	34
	Sumida Corp.	4,800	34
	GREE Holdings Inc.	9,300	34
	Avant Group Corp.	3,200	34
[1]	Komehyo Holdings Co. Ltd.	1,700	34
	CMK Corp.	14,100	33
	Shinwa Co. Ltd.	1,600	33
	Orient Corp.	5,500	32
	Fujicco Co. Ltd.	2,900	32
	Amuse Inc.	2,800	32

		Shares	Market Value ($000)
	Nissei ASB Machine Co. Ltd.	800	32
	Nippon Ceramic Co. Ltd.	1,600	32
	TOC Co. Ltd.	7,000	32
	Mitsubishi Research Institute Inc.	1,000	32
	Sparx Group Co. Ltd.	3,100	32
*	TerraSky Co. Ltd.	1,600	32
	Midac Holdings Co. Ltd.	2,200	32
	Takamatsu Construction Group Co. Ltd.	1,600	31
	Fudo Tetra Corp.	2,000	31
	Shin Nippon Biomedical Laboratories Ltd.	3,300	31
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	31
	Nippon Fine Chemical Co. Ltd.	2,000	31
	KPP Group Holdings Co. Ltd.	6,200	31
	Matsuda Sangyo Co. Ltd.	1,300	30
	Onoken Co. Ltd.	3,000	30
	Yokowo Co. Ltd.	3,500	30
	METAWATER Co. Ltd.	2,000	30
[1]	FP Partner Inc.	1,800	30
	Aizawa Securities Group Co. Ltd.	3,400	30
	Aida Engineering Ltd.	4,400	29
	Chori Co. Ltd.	1,100	29
	Cosel Co. Ltd.	3,800	29
	Enplas Corp.	1,100	29
	Nihon Nohyaku Co. Ltd.	5,200	29
	Nippon Thompson Co. Ltd.	8,000	29
	Vector Inc.	4,500	29
	Daikyonishikawa Corp.	6,600	29
	Shinagawa Refractories Co. Ltd.	2,500	29
	Central Sports Co. Ltd.	1,700	28
[1]	OSAKA Titanium Technologies Co. Ltd.	2,800	28
	Key Coffee Inc.	2,000	28
	Komatsu Matere Co. Ltd.	5,600	28
	Akatsuki Inc.	1,400	28
	Nippon Rietec Co. Ltd.	2,400	28
	Imperial Hotel Ltd.	4,300	28
	Ryoden Corp.	1,400	27
	Link & Motivation Inc.	7,600	27
	Nittoku Co. Ltd.	2,100	27
	Aichi Corp.	2,700	26
	Daiho Corp.	4,500	26
*	KNT-CT Holdings Co. Ltd.	3,600	26
*	Nippon Chemi-Con Corp.	3,400	26
	NEC Capital Solutions Ltd.	1,000	26
	COLOPL Inc.	7,100	26
	Elan Corp.	4,800	26
	Oro Co. Ltd.	1,400	26
	Chiyoda Co. Ltd.	3,000	25
	Kenko Mayonnaise Co. Ltd.	2,000	25
	Seikagaku Corp.	5,500	25
	Sumitomo Seika Chemicals Co. Ltd.	800	25
	Xebio Holdings Co. Ltd.	3,200	25
	Takaoka Toko Co. Ltd.	1,600	25
	ZIGExN Co. Ltd.	7,800	25
	Obara Group Inc.	1,000	24
	Fukuda Corp.	700	24
	Gecoss Corp.	2,900	24
	Nippon Denko Co. Ltd.	13,800	24
	Tayca Corp.	2,500	24
	Daito Pharmaceutical Co. Ltd.	3,540	24
	YAKUODO Holdings Co. Ltd.	1,700	24
	Pharma Foods International Co. Ltd.	3,600	24
[1]	Nafco Co. Ltd.	2,000	24
	Taiho Kogyo Co. Ltd.	5,100	23
	MTI Ltd.	4,000	23
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	23
	Rheon Automatic Machinery Co. Ltd.	2,700	23
	France Bed Holdings Co. Ltd.	2,600	23
	Shinko Shoji Co. Ltd.	3,600	23
	Moriroku Co. Ltd.	1,300	23
*	Net Protections Holdings Inc.	7,000	23

		Shares	Market Value ($000)
	GMO Financial Holdings Inc.	4,100	23
	Mirarth Holdings Inc.	8,100	22
*	Sourcenext Corp.	17,100	22
	Ichikoh Industries Ltd.	8,300	22
	Tv Tokyo Holdings Corp.	900	22
	JDC Corp.	6,900	22
	Yukiguni Factory Co. Ltd.	2,900	22
	Daiki Aluminium Industry Co. Ltd.	3,300	22
	Nisso Holdings Co. Ltd.	5,000	22
	Shima Seiki Manufacturing Ltd.	3,400	21
	Softcreate Holdings Corp.	1,500	21
	Gakken Holdings Co. Ltd.	3,100	20
	Koatsu Gas Kogyo Co. Ltd.	2,800	20
	Neturen Co. Ltd.	2,700	20
	Taki Chemical Co. Ltd.	1,000	20
	Tomoku Co. Ltd.	1,000	20
	Tokushu Tokai Paper Co. Ltd.	800	20
	Central Security Patrols Co. Ltd.	1,100	19
	Chofu Seisakusho Co. Ltd.	1,500	19
	Hodogaya Chemical Co. Ltd.	1,800	19
	Kojima Co. Ltd.	2,700	19
	J-Oil Mills Inc.	1,400	19
	Pacific Metals Co. Ltd.	1,600	19
	Asahi Co. Ltd.	2,000	19
	LIFULL Co. Ltd.	15,300	19
[1]	Sankyo Tateyama Inc.	4,400	19
	Ebase Co. Ltd.	5,400	19
	Amvis Holdings Inc.	6,100	19
	Fuso Pharmaceutical Industries Ltd.	1,200	18
	Kintetsu Department Store Co. Ltd.	1,400	18
	St. Marc Holdings Co. Ltd.	1,100	18
	Solasto Corp.	6,400	18
	G-7 Holdings Inc.	1,900	18
	Fuji Pharma Co. Ltd.	1,900	17
	Iseki & Co. Ltd.	1,900	17
	Okuwa Co. Ltd.	2,700	17
	Yorozu Corp.	2,700	17
	S-Pool Inc.	6,900	17
*	Demae-Can Co. Ltd.	10,400	17
	Nitto Kohki Co. Ltd.	1,300	16
	Tess Holdings Co. Ltd.	6,600	16
	Airport Facilities Co. Ltd.	2,700	15
	Maezawa Kyuso Industries Co. Ltd.	1,700	15
[1]	Honeys Holdings Co. Ltd.	1,400	15
	YA-MAN Ltd.	2,600	15
	Tsubaki Nakashima Co. Ltd.	5,700	15
[1]	Fibergate Inc.	2,700	15
	Corona Corp. Class A	2,200	14
	Giken Ltd.	1,400	14
	Nakayama Steel Works Ltd.	3,100	14
	Sanoh Industrial Co. Ltd.	3,300	14
	Shindengen Electric Manufacturing Co. Ltd.	1,000	14
[1]	Kitanotatsujin Corp.	13,900	14
	Media Do Co. Ltd.	1,200	14
	Fukui Computer Holdings Inc.	600	13
	Aeon Fantasy Co. Ltd.	700	13
*	Furukawa Battery Co. Ltd.	1,400	13
	Alpha Systems Inc.	500	12
	Tsutsumi Jewelry Co. Ltd.	800	12
	GMO GlobalSign Holdings KK	800	12
	Carta Holdings Inc.	1,100	12
[1]	Inui Global Logistics Co. Ltd.	1,400	12
	Nihon Trim Co. Ltd.	400	11
	Okabe Co. Ltd.	1,900	11
*,1	Open Door Inc.	3,000	11
	Takamiya Co. Ltd.	4,200	10
	Ohara Inc.	1,400	10
	Alpen Co. Ltd.	600	10
	Atrae Inc.	2,100	10
	Pronexus Inc.	1,200	9

		Shares	Market Value ($000)
	World Holdings Co. Ltd.	600	9
[1]	Airtrip Corp.	1,400	9
*,1	Japan Display Inc.	75,200	8
*,1	FDK Corp.	2,700	7
	Cleanup Corp.	1,200	6
	Advan Group Co. Ltd.	800	5
	Marvelous Inc.	1,400	5
			746,875
Kuwait (0.3%)
	Kuwait Finance House KSCP	2,169,666	5,299
	National Bank of Kuwait SAKP	1,465,641	4,564
	Boubyan Bank KSCP	298,303	653
	Mobile Telecommunications Co. KSCP	405,270	630
*	Warba Bank KSCP	627,766	505
	Gulf Bank KSCP	388,240	423
	Mabanee Co. KPSC	127,205	348
	National Industries Group Holding SAK	412,064	321
	Al Ahli Bank of Kuwait KSCP	199,899	195
	Boursa Kuwait Securities Co. KPSC	16,677	174
	Kuwait International Bank KSCP	208,692	163
*	Gulf Cables & Electrical Industries Group Co. KSCP	22,121	162
	Burgan Bank SAK	182,777	151
	Commercial Real Estate Co. KSC	242,151	146
	Salhia Real Estate Co. KSCP	73,749	99
	Kuwait Telecommunications Co.	51,605	93
*	Kuwait Projects Co. Holding KSCP	285,899	84
	Jazeera Airways Co. KSCP	15,409	76
*	National Real Estate Co. KPSC	216,724	56
			14,142
Malaysia (0.5%)
	Malayan Banking Bhd.	1,347,600	3,097
	Public Bank Bhd.	2,631,100	2,665
	CIMB Group Holdings Bhd.	1,487,100	2,422
	Gamuda Bhd.	921,400	989
	IHH Healthcare Bhd.	530,200	859
	Press Metal Aluminium Holdings Bhd.	651,100	771
	SD Guthrie Bhd.	625,600	657
	AMMB Holdings Bhd.	501,300	617
	Celcomdigi Bhd.	684,200	598
	RHB Bank Bhd.	344,500	521
	Hong Leong Bank Bhd.	103,700	477
	Sunway Bhd.	426,000	475
	Kuala Lumpur Kepong Bhd.	96,100	440
	IOI Corp. Bhd.	506,300	428
	Maxis Bhd.	496,000	411
	Petronas Chemicals Group Bhd.	497,000	400
	Axiata Group Bhd.	807,900	389
	TIME dotCom Bhd.	300,000	369
	PPB Group Bhd.	117,400	311
	Sime Darby Bhd.	752,000	300
[3]	MR DIY Group M Bhd.	777,200	288
	QL Resources Bhd.	271,550	287
	Telekom Malaysia Bhd.	185,782	285
	KPJ Healthcare Bhd.	414,500	265
	Inari Amertron Bhd.	580,400	262
	United Plantations Bhd.	45,750	245
	Alliance Bank Malaysia Bhd.	225,700	230
	Sime Darby Property Bhd.	677,200	222
	My EG Services Bhd.	1,007,800	218
	Nestle Malaysia Bhd.	11,400	210
	Bursa Malaysia Bhd.	115,600	206
*	Top Glove Corp. Bhd.	888,400	169
	Fraser & Neave Holdings Bhd.	25,400	163
	Hong Leong Financial Group Bhd.	36,400	142
	Hartalega Holdings Bhd.	303,900	134
	Bermaz Auto Bhd.	552,900	132
	SP Setia Bhd. Group	472,600	129
	MBSB Bhd.	716,600	122
	IOI Properties Group Bhd.	270,400	121

		Shares	Market Value ($000)
	Sunway Construction Group Bhd.	75,700	105
	VS Industry Bhd.	539,800	103
	ViTrox Corp. Bhd.	135,500	101
	Kossan Rubber Industries Bhd.	253,500	99
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	95
	Scientex Bhd.	115,900	93
	Bank Islam Malaysia Bhd.	168,300	92
	Eco World Development Group Bhd.	181,800	81
	Malaysian Pacific Industries Bhd.	16,700	78
	Padini Holdings Bhd.	155,400	77
	Pentamaster Corp. Bhd.	120,250	73
	Mega First Corp. Bhd.	79,000	70
	CTOS Digital Bhd.	292,000	67
	FGV Holdings Bhd.	216,300	66
	Mah Sing Group Bhd.	277,400	66
	Malaysian Resources Corp. Bhd.	530,500	63
*	Greatech Technology Bhd.	158,900	63
	Nationgate Holdings Bhd.	169,200	60
	Cahya Mata Sarawak Bhd.	175,500	51
*	Supermax Corp. Bhd.	306,240	50
	UEM Sunrise Bhd.	235,100	40
	D&O Green Technologies Bhd.	129,900	38
*	WCT Holdings Bhd.	235,000	37
*	UWC Bhd.	82,200	37
*	Astro Malaysia Holdings Bhd.	306,900	14
			22,745
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	513,800	4,542
	America Movil SAB de CV Class B	3,951,841	3,339
	Fomento Economico Mexicano SAB de CV	310,323	3,301
	Wal-Mart de Mexico SAB de CV	926,600	3,043
	Cemex SAB de CV	2,727,000	1,867
	Grupo Aeroportuario del Pacifico SAB de CV Class B	70,375	1,618
	Grupo Bimbo SAB de CV Class A	386,934	1,081
	Grupo Aeroportuario del Sureste SAB de CV Class B	33,295	1,069
	Grupo Financiero Inbursa SAB de CV	419,700	1,052
	Arca Continental SAB de CV	95,400	1,049
	Coca-Cola Femsa SAB de CV	93,820	891
*	Industrias Penoles SAB de CV	33,430	707
	Fibra Uno Administracion SA de CV	498,300	701
	Prologis Property Mexico SA de CV	175,817	673
	Gruma SAB de CV Class B	32,855	619
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	47,953	593
	Corp. Inmobiliaria Vesta SAB de CV	150,100	433
	Promotora y Operadora de Infraestructura SAB de CV	37,810	425
	Qualitas Controladora SAB de CV	35,800	387
[3]	Banco del Bajio SA	138,200	361
	Gentera SAB de CV	172,200	339
	Grupo Comercial Chedraui SA de CV	45,900	332
	Regional SAB de CV	42,300	329
[3]	FIBRA Macquarie Mexico	192,116	316
	Kimberly-Clark de Mexico SAB de CV Class A	139,100	247
*	Alsea SAB de CV	89,600	224
	Operadora De Sites Mexicanos SAB de CV	192,900	185
	El Puerto de Liverpool SAB de CV	33,400	163
	Bolsa Mexicana de Valores SAB de CV	73,800	161
	Grupo Televisa SAB	386,200	149
	Genomma Lab Internacional SAB de CV Class B	120,400	140
	Megacable Holdings SAB de CV	50,500	134
	La Comer SAB de CV	55,363	120
	Orbia Advance Corp. SAB de CV	162,100	110
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	161,300	78
*,3	Grupo Traxion SAB de CV Class A	67,400	67
*,3	Nemak SAB de CV	327,600	53
	Concentradora Fibra Danhos SA de CV	34,700	50
	Alpek SAB de CV Class A	51,600	29
*	Grupo Rotoplas SAB de CV	25,441	17
			30,994

		Shares	Market Value ($000)
Netherlands (3.2%)
	ASML Holding NV	69,237	51,010
	Prosus NV	226,153	11,617
	ING Groep NV	523,154	11,113
*,3	Adyen NV	5,331	10,217
	Wolters Kluwer NV	42,112	7,468
	Koninklijke Ahold Delhaize NV	161,675	6,823
	Universal Music Group NV	142,772	4,568
	ASM International NV	8,342	4,540
	DSM-Firmenich AG	30,941	3,444
	Koninklijke Philips NV	142,270	3,281
	Koninklijke KPN NV	668,195	3,141
	NN Group NV	48,009	3,021
[3]	ABN AMRO Bank NV	87,903	2,272
[3]	Euronext NV	13,856	2,258
	Akzo Nobel NV	30,674	2,093
	BE Semiconductor Industries NV	13,960	1,687
	Aegon Ltd.	235,506	1,686
	ASR Nederland NV	26,231	1,682
	EXOR NV	15,107	1,454
	IMCD NV	10,616	1,443
	Randstad NV	18,994	796
	JDE Peet's NV	26,737	736
*,3	Just Eat Takeaway.com NV	32,382	716
*	InPost SA	42,517	699
[3]	Signify NV	23,299	569
	TKH Group NV	10,005	432
[3]	CTP NV	19,954	380
	Allfunds Group plc	59,019	371
	Van Lanschot Kempen NV	5,896	366
*	Galapagos NV	8,401	243
*,3	Basic-Fit NV	9,028	237
	Corbion NV	10,785	233
	APERAM SA	7,156	217
	Eurocommercial Properties NV	6,306	196
*	Havas NV	111,821	196
	Flow Traders Ltd.	5,474	182
	OCI NV	18,743	163
	Wereldhave NV	4,375	86
*,1	TomTom NV	10,727	59
[1]	PostNL NV	52,070	57
	NSI NV	1,894	49
[1]	Brunel International NV	4,271	44
			141,845
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	103,214	2,246
	Auckland International Airport Ltd.	292,531	1,320
	Infratil Ltd.	174,377	1,097
	Meridian Energy Ltd.	228,295	747
	EBOS Group Ltd.	32,145	712
	Mainfreight Ltd.	14,187	596
	a2 Milk Co. Ltd.	90,249	485
	Spark New Zealand Ltd.	343,767	457
	Mercury NZ Ltd.	124,069	438
*	Fletcher Building Ltd.	186,734	351
	Summerset Group Holdings Ltd.	43,015	284
	Freightways Group Ltd.	28,144	182
	a2 Milk Co. Ltd. (XNZE)	34,200	181
*	Ryman Healthcare Ltd.	134,553	168
	Precinct Properties Group	205,557	143
	Kiwi Property Group Ltd.	249,780	134
	Vector Ltd.	37,626	93
	Stride Property Group	134,058	90
	Air New Zealand Ltd.	236,505	85
	Argosy Property Ltd.	111,338	69
	SKY Network Television Ltd.	40,250	65
	Scales Corp. Ltd.	14,271	38
			9,981

		Shares	Market Value ($000)
Norway (0.5%)
	DNB Bank ASA	175,155	4,685
	Telenor ASA	110,446	1,696
	Orkla ASA	129,242	1,465
	Mowi ASA	78,407	1,464
	Norsk Hydro ASA	227,988	1,250
	Yara International ASA	29,497	1,058
	Storebrand ASA	77,831	1,020
	Gjensidige Forsikring ASA	30,408	770
	SpareBank 1 Sor-Norge ASA	41,367	721
	TOMRA Systems ASA	41,228	616
	Vend Marketplaces ASA Class A	18,170	606
	SpareBank 1 SMN	27,644	521
	Salmar ASA	11,625	518
	Protector Forsikring ASA	11,125	441
	Bakkafrost P/F	9,348	435
*	Nordic Semiconductor ASA	33,581	411
	Vend Marketplaces ASA Class B	11,547	366
	Borregaard ASA	16,671	306
	Veidekke ASA	17,092	258
	Aker ASA Class A	3,758	221
[3]	Europris ASA	27,035	211
	Leroy Seafood Group ASA	46,707	204
*,3	Crayon Group Holding ASA	14,230	198
	Atea ASA	13,466	192
*	Cadeler A/S	35,937	180
*,3	Scatec ASA	20,759	178
[1]	Hoegh Autoliners ASA	20,261	169
*,3	Entra ASA	11,060	129
	Wallenius Wilhelmsen ASA	15,859	124
	Austevoll Seafood ASA	13,362	121
	MPC Container Ships ASA	66,447	104
*,3	AutoStore Holdings Ltd.	192,729	101
[3]	Elkem ASA	47,514	92
	Bonheur ASA	3,216	74
*,1	NEL ASA	299,634	64
[1]	Grieg Seafood ASA	8,499	56
*	Hexagon Composites ASA	23,158	40
			21,065
Philippines (0.2%)
	International Container Terminal Services Inc.	193,840	1,423
	BDO Unibank Inc.	418,875	1,212
	Bank of the Philippine Islands	380,813	950
	SM Prime Holdings Inc.	1,885,300	762
	Ayala Land Inc.	1,284,500	529
	Metropolitan Bank & Trust Co.	323,057	426
	PLDT Inc.	15,585	340
	Jollibee Foods Corp.	80,870	323
	Universal Robina Corp.	149,130	226
	JG Summit Holdings Inc.	523,900	188
	GT Capital Holdings Inc.	18,090	177
	Converge Information & Communications Technology Solutions Inc.	485,000	175
[3]	Monde Nissin Corp.	1,289,600	175
	Globe Telecom Inc.	5,235	166
	Century Pacific Food Inc.	211,600	152
	AREIT Inc.	197,700	142
	RL Commercial REIT Inc.	919,000	108
*	Robinsons Land Corp.	357,800	84
*	Cebu Air Inc.	83,620	51
	D&L Industries Inc.	353,700	36
	Megaworld Corp.	1,101,000	35
	Wilcon Depot Inc.	252,300	28
			7,708
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	152,610	3,071
	Powszechny Zaklad Ubezpieczen SA	99,675	1,628
	Bank Polska Kasa Opieki SA	31,568	1,556
*,3	Dino Polska SA	8,591	1,261
*,3	Allegro.eu SA	105,678	972

		Shares	Market Value ($000)
	Santander Bank Polska SA	6,947	930
	LPP SA	227	875
	CD Projekt SA	13,317	790
*	CCC SA	9,091	530
*	mBank SA	2,270	497
	Asseco Poland SA	9,955	488
*	Alior Bank SA	16,312	453
*	Bank Millennium SA	105,971	412
	Grupa Kety SA	1,684	390
*	Budimex SA	2,240	374
	Benefit Systems SA	400	329
*	KRUK SA	3,014	316
	Orange Polska SA	113,605	293
*,3	XTB SA	11,553	255
	Bank Handlowy w Warszawie SA	5,102	164
*	Cyfrowy Polsat SA	27,583	123
[1,3]	Pepco Group NV	25,699	117
	Warsaw Stock Exchange	3,657	50
*	Grupa Azoty SA	6,762	43
			15,917
Portugal (0.1%)
	Jeronimo Martins SGPS SA	48,871	1,232
	Banco Comercial Portugues SA	1,372,069	1,070
	EDP Renovaveis SA	53,221	537
	Sonae SGPS SA	197,943	274
	NOS SGPS SA	56,027	245
	CTT-Correios de Portugal SA	24,316	205
	Navigator Co. SA	29,610	116
	Altri SGPS SA	8,211	50
			3,729
Qatar (0.2%)
	Qatar National Bank QPSC	787,687	3,664
	Qatar Islamic Bank QPSC	293,731	1,702
	Industries Qatar QSC	274,303	892
	Commercial Bank PSQC	583,032	736
	Al Rayan Bank	1,072,083	659
	Ooredoo QPSC	190,023	646
	Mesaieed Petrochemical Holding Co.	1,128,734	413
	Doha Bank QPSC	410,310	278
	Barwa Real Estate Co.	344,960	273
	Vodafone Qatar QSC	386,594	248
	Qatar Aluminum Manufacturing Co.	456,881	161
	Al Meera Consumer Goods Co. QSC	20,566	81
			9,753
Romania (0.0%)
	Banca Transilvania SA	145,754	981
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	14,233	392
*	Societatea Energetica Electrica SA	28,620	98
*	MED Life SA	53,645	79
	One United Properties SA	8,891	40
*	Teraplast SA	230,800	24
	TTS Transport Trade Services SA	19,649	18
			1,632
Russia (0.0%)
*,2	Sberbank of Russia PJSC	1,437,070	—
*,2	VTB Bank PJSC GDR	17,656	—
*,2	Polyus PJSC	35,250	—
*,2	VTB Bank PJSC	102,284	—
*,2	Sistema AFK PAO	466,300	—
*,2	Credit Bank of Moscow PJSC	1,108,700	—
			—
Saudi Arabia (0.9%)
	Al Rajhi Bank	350,057	8,491
	Saudi National Bank	520,008	4,806
	Saudi Telecom Co.	337,475	3,766
*	Saudi Arabian Mining Co.	223,698	3,035
	Riyad Bank	262,372	2,030
	Saudi Awwal Bank	170,237	1,531

		Shares	Market Value ($000)
	Alinma Bank	220,350	1,518
	Dr Sulaiman Al Habib Medical Services Group Co.	18,479	1,288
	Elm Co.	4,585	1,253
	Almarai Co. JSC	87,879	1,201
	Etihad Etisalat Co.	66,101	1,050
	Banque Saudi Fransi	214,087	984
	Arab National Bank	156,170	901
*	Dar Al Arkan Real Estate Development Co.	93,296	498
	Co. for Cooperative Insurance	13,114	485
	Riyadh Cables Group Co.	12,929	478
	Jarir Marketing Co.	100,862	346
	Sahara International Petrochemical Co.	62,837	316
	Arabian Internet & Communications Services Co.	4,493	315
	Astra Industrial Group Co.	6,718	284
*	Al Rajhi Co. for Co-operative Insurance	8,693	262
	Mobile Telecommunications Co. Saudi Arabia	79,713	232
	Catrion Catering Holding Co.	7,034	222
[3]	Arabian Centres Co.	40,314	212
	Saudia Dairy & Foodstuff Co.	2,657	201
	Electrical Industries Co.	103,250	196
*	Savola Group	26,031	184
*	Advanced Petrochemical Co.	22,586	180
*	Saudi Kayan Petrochemical Co.	128,526	172
	Abdullah Al Othaim Markets Co.	77,685	167
	Retal Urban Development Co. Class A	40,714	158
	Leejam Sports Co. JSC	4,639	157
	Saudi Chemical Co. Holding	72,258	150
	Arriyadh Development Co.	16,889	145
*	National Industrialization Co.	56,806	138
*	Saudi Reinsurance Co.	10,029	135
	United International Transportation Co.	6,867	130
	Al Masane Al Kobra Mining Co.	8,069	127
	Qassim Cement Co.	7,960	108
*	Arabian Contracting Services Co.	3,655	107
	Al-Dawaa Medical Services Co.	4,938	101
	BinDawood Holding Co.	56,335	94
	Al Moammar Information Systems Co.	2,562	92
	Al Rajhi REIT	36,623	81
*	Perfect Presentation For Commercial Services Co.	25,418	79
	Etihad Atheeb Telecommunication Co.	3,021	78
	Bawan Co.	5,791	76
*	Saudi Ceramic Co.	9,291	73
	Eastern Province Cement Co.	7,888	65
	City Cement Co.	13,514	65
*	Zamil Industrial Investment Co.	5,863	64
*	Middle East Paper Co.	7,987	60
	Almunajem Foods Co.	3,144	56
*	Saudi Public Transport Co.	9,990	38
			38,981
Singapore (1.0%)
	DBS Group Holdings Ltd.	360,150	12,426
	Oversea-Chinese Banking Corp. Ltd.	625,000	7,850
	United Overseas Bank Ltd.	214,200	5,884
	Singapore Telecommunications Ltd.	1,341,500	3,961
	Singapore Exchange Ltd.	147,800	1,605
	CapitaLand Integrated Commercial Trust	986,637	1,598
	Singapore Airlines Ltd.	237,200	1,309
	Keppel Ltd.	245,300	1,288
	CapitaLand Ascendas REIT	622,400	1,277
	Wilmar International Ltd.	353,187	834
	CapitaLand Investment Ltd.	419,300	818
	Mapletree Industrial Trust	386,400	578
	Mapletree Logistics Trust	611,200	526
	Keppel DC REIT	288,930	490
	Venture Corp. Ltd.	51,600	442
	UOL Group Ltd.	97,800	433
	ComfortDelGro Corp. Ltd.	380,700	419
	Frasers Centrepoint Trust	244,758	418
	SATS Ltd.	163,993	392

		Shares	Market Value ($000)
	Mapletree Pan Asia Commercial Trust	390,600	358
	NetLink NBN Trust	461,300	309
	Frasers Logistics & Commercial Trust	484,789	299
	City Developments Ltd.	77,100	289
	CapitaLand Ascott Trust	404,300	268
	SIA Engineering Co. Ltd.	120,000	251
	ESR-REIT	113,548	195
	iFAST Corp. Ltd.	29,100	146
	Olam Group Ltd.	207,500	144
	Raffles Medical Group Ltd.	187,000	143
	Hutchison Port Holdings Trust	826,100	131
	Sheng Siong Group Ltd.	93,000	131
	Lendlease Global Commercial REIT	310,632	114
	Singapore Post Ltd.	259,400	111
	CapitaLand China Trust	200,900	108
	StarHub Ltd.	106,900	95
	UMS Integration Ltd.	102,700	93
	First Resources Ltd.	78,900	87
	CDL Hospitality Trusts	124,600	73
	Bumitama Agri Ltd.	98,900	56
*	AEM Holdings Ltd.	58,663	56
	Riverstone Holdings Ltd.	103,000	55
*	Manulife US REIT	304,794	19
	Nanofilm Technologies International Ltd.	27,500	11
*	COSCO SHIPPING International Singapore Co. Ltd.	104,600	10
*,2	Eagle Hospitality Trust	38,000	—
			46,100
South Africa (1.2%)
	Naspers Ltd.	29,073	8,354
	FirstRand Ltd.	896,047	3,717
	Gold Fields Ltd.	157,978	3,610
	Capitec Bank Holdings Ltd.	16,760	3,212
	Anglogold Ashanti plc (XJSE)	73,547	3,180
	Standard Bank Group Ltd.	235,023	3,049
	MTN Group Ltd.	310,780	2,163
	Sanlam Ltd.	322,077	1,588
	Bid Corp. Ltd.	59,790	1,585
	Absa Group Ltd.	148,202	1,429
	Shoprite Holdings Ltd.	86,624	1,408
	Nedbank Group Ltd.	82,858	1,177
*	Impala Platinum Holdings Ltd.	162,334	1,167
	Discovery Ltd.	93,131	1,129
	Clicks Group Ltd.	43,177	933
	NEPI Rockcastle NV	105,554	811
	Remgro Ltd.	90,493	804
	Vodacom Group Ltd.	100,930	774
[3]	Pepkor Holdings Ltd.	464,493	755
	Anglogold Ashanti plc	15,291	670
	OUTsurance Group Ltd.	148,656	627
[1]	Valterra Platinum Ltd.	15,523	610
	Mr. Price Group Ltd.	44,938	605
	Tiger Brands Ltd.	28,370	545
	Old Mutual Ltd.	827,928	537
	Woolworths Holdings Ltd.	164,183	535
[1]	Northam Platinum Holdings Ltd.	63,095	534
	Aspen Pharmacare Holdings Ltd.	68,001	459
	Growthpoint Properties Ltd.	591,924	444
	Momentum Group Ltd.	219,904	427
	Foschini Group Ltd.	57,015	426
	AVI Ltd.	80,015	420
	Investec Ltd.	43,844	311
*,1	MultiChoice Group	46,535	303
	Truworths International Ltd.	62,000	253
[1]	Redefine Properties Ltd.	964,963	251
	Netcare Ltd.	271,168	228
[1]	Fortress Real Estate Investments Ltd. Class B	201,027	226
[1]	Life Healthcare Group Holdings Ltd.	245,329	195
	Vukile Property Fund Ltd.	174,790	195
	Sappi Ltd.	98,503	190

		Shares	Market Value ($000)
	Barloworld Ltd.	30,360	181
	Santam Ltd.	6,910	161
	Resilient REIT Ltd.	47,212	161
	Hyprop Investments Ltd.	64,840	159
	Kumba Iron Ore Ltd.	9,643	158
*	Pick n Pay Stores Ltd.	88,161	134
[3]	Dis-Chem Pharmacies Ltd.	69,405	129
	Coronation Fund Managers Ltd.	54,769	120
	Motus Holdings Ltd.	23,675	118
	DataTec Ltd.	32,728	115
	DRDGOLD Ltd.	76,786	115
	We Buy Cars Holdings Ltd.	41,879	114
	Equites Property Fund Ltd.	120,835	112
*	Telkom SA SOC Ltd.	49,600	108
*	MAS plc	92,407	102
	Attacq Ltd.	122,045	98
	Omnia Holdings Ltd.	24,302	96
	JSE Ltd.	13,022	96
	Wilson Bayly Holmes-Ovcon Ltd.	8,561	86
	Grindrod Ltd.	98,275	73
	Ninety One Ltd.	34,143	73
*	KAP Ltd.	432,805	61
	Astral Foods Ltd.	4,747	51
	Curro Holdings Ltd.	67,237	36
			52,493
South Korea (3.0%)
	Samsung Electronics Co. Ltd.	850,569	34,514
	SK Hynix Inc.	96,319	14,208
	KB Financial Group Inc.	59,162	4,452
	Shinhan Financial Group Co. Ltd.	84,975	3,554
	NAVER Corp.	24,316	3,295
	Hyundai Motor Co.	24,422	3,273
[1]	Celltrion Inc.	27,200	3,170
	Hana Financial Group Inc.	45,830	2,410
*,3	Samsung Biologics Co. Ltd.	3,157	2,360
	Hyundai Mobis Co. Ltd.	10,677	1,957
	Kakao Corp.	59,793	1,847
*	Alteogen Inc.	7,482	1,789
*	Krafton Inc.	6,214	1,660
	Woori Financial Group Inc.	118,699	1,656
	Samsung Fire & Marine Insurance Co. Ltd.	5,465	1,599
*,1	LG Energy Solution Ltd.	7,029	1,455
*	SK Square Co. Ltd.	16,080	1,330
	Samsung SDI Co. Ltd.	10,505	1,284
	Meritz Financial Group Inc.	15,738	1,272
	LG Chem Ltd.	8,263	1,179
	Samsung Life Insurance Co. Ltd.	13,147	941
	LG Electronics Inc.	17,865	919
	Samsung Electro-Mechanics Co. Ltd.	9,760	862
*,1	HLB Inc.	21,055	830
	LG Corp.	15,166	779
	Korea Zinc Co. Ltd.	1,426	752
[1]	Yuhan Corp.	9,536	721
[1]	HYBE Co. Ltd.	3,634	701
	Samsung SDS Co. Ltd.	6,864	646
[1]	KakaoBank Corp.	37,841	643
	Coway Co. Ltd.	9,921	638
*	Peptron Inc.	3,591	604
[1]	Hanjin Kal Corp.	5,593	571
	DB Insurance Co. Ltd.	7,827	570
[1]	Samyang Foods Co. Ltd.	705	566
	Mirae Asset Securities Co. Ltd.	48,318	544
[1]	Ecopro Co. Ltd.	17,611	544
	Hyundai Glovis Co. Ltd.	6,524	535
	Industrial Bank of Korea	45,910	523
*,1	Ecopro BM Co. Ltd.	8,032	521
	Korea Investment Holdings Co. Ltd.	6,649	520
	Samsung Securities Co. Ltd.	11,823	517
	HD Hyundai MIPO	3,558	498

		Shares	Market Value ($000)
[1]	LS Electric Co. Ltd.	2,721	497
[1]	Hanmi Semiconductor Co. Ltd.	7,841	455
	Amorepacific Corp.	4,522	438
*,1	POSCO Future M Co. Ltd.	4,988	421
	BNK Financial Group Inc.	51,809	415
	Hanwha Solutions Corp.	18,099	390
	JB Financial Group Co. Ltd.	27,898	381
	LG H&H Co. Ltd.	1,589	375
*,1	LigaChem Biosciences Inc.	4,492	373
*,1	LG Display Co. Ltd.	56,890	354
	Hankook Tire & Technology Co. Ltd.	12,667	353
	PharmaResearch Co. Ltd.	1,081	353
*	APR Corp.	4,085	341
*	SK Biopharmaceuticals Co. Ltd.	4,893	330
	LG Uplus Corp.	34,418	319
	NH Investment & Securities Co. Ltd.	25,187	314
	Orion Corp.	3,798	303
[1]	NCSoft Corp.	2,692	297
	Doosan Bobcat Inc.	8,686	295
	Hyundai Steel Co.	14,442	295
	KIWOOM Securities Co. Ltd.	2,331	274
[1]	IsuPetasys Co. Ltd.	9,726	270
*,1	Rainbow Robotics	1,371	263
[1]	Sam Chun Dang Pharm Co. Ltd.	2,472	262
[1]	LG Innotek Co. Ltd.	2,492	261
	JYP Entertainment Corp.	4,768	258
*	ABLBio Inc.	4,347	255
	Hanmi Pharm Co. Ltd.	1,116	252
	CJ CheilJedang Corp.	1,444	242
*	Hugel Inc.	981	235
	Misto Holdings Corp.	8,920	233
*,1	GemVax & Kael Co. Ltd.	6,521	231
[1]	LEENO Industrial Inc.	7,995	229
[1]	CJ Corp.	2,278	225
*	Hanwha Engine	10,923	219
*,1	SKC Co. Ltd.	3,294	212
	Hyundai Elevator Co. Ltd.	3,707	204
*,1	Hotel Shilla Co. Ltd.	5,618	202
	Cosmax Inc.	1,306	198
	Seobu T&D	34,357	194
[1]	Classys Inc.	4,616	190
	Youngone Corp.	4,311	189
*,1	L&F Co. Ltd.	4,410	183
	iM Financial Group Co. Ltd.	21,571	174
*	Hyundai Marine & Fire Insurance Co. Ltd.	9,694	171
	Korean Reinsurance Co.	24,793	166
	SM Entertainment Co. Ltd.	1,778	165
	NongShim Co. Ltd.	539	165
*	Pearl Abyss Corp.	5,943	165
	Mcnex Co. Ltd.	8,338	165
*,1	Naturecell Co. Ltd.	8,561	161
*,1	Silicon2 Co. Ltd.	4,649	159
	S-1 Corp.	3,302	158
	KCC Corp.	706	157
	DB HiTek Co. Ltd.	5,497	155
	Eo Technics Co. Ltd.	1,452	151
	Hansol Chemical Co. Ltd.	1,548	149
[1]	Posco DX Co. Ltd.	9,321	149
	Samsung Card Co. Ltd.	4,764	149
	Cheil Worldwide Inc.	11,043	147
	Kolmar Korea Co. Ltd.	2,446	147
	HL Mando Co. Ltd.	5,846	143
	F&F Co. Ltd.	2,603	142
*,1	Voronoi Inc.	1,851	142
[3]	Netmarble Corp.	3,811	141
*,1	Enchem Co. Ltd.	2,927	141
*	SK Bioscience Co. Ltd.	4,255	139
*	Kakaopay Corp.	4,966	136
	Park Systems Corp.	766	135
*,1	Lunit Inc.	3,913	135

		Shares	Market Value ($000)
[1]	TechWing Inc.	5,619	135
[1]	Jusung Engineering Co. Ltd.	5,882	133
*,1	Chabiotech Co. Ltd.	17,638	133
	Shinsegae Inc.	1,015	131
*	Seoul Semiconductor Co. Ltd.	27,246	130
[1]	HPSP Co. Ltd.	8,065	130
	ST Pharm Co. Ltd.	2,257	129
	CS Wind Corp.	3,617	129
*	Celltrion Pharm Inc.	3,608	128
*	Hanwha Life Insurance Co. Ltd.	58,719	126
*	Oscotec Inc.	5,866	125
	Hyundai Department Store Co. Ltd.	2,381	124
[1]	SK REITs Co. Ltd.	35,613	124
	Hyundai Autoever Corp.	1,174	122
	Seegene Inc.	4,869	118
*	Hanall Biopharma Co. Ltd.	6,232	117
*,1	Doosan Robotics Inc.	3,402	116
	Youngone Holdings Co. Ltd.	1,252	110
	Medytox Inc.	884	108
	YG Entertainment Inc.	1,825	107
*,1	ISU Specialty Chemical	3,622	106
	Koh Young Technology Inc.	9,606	105
	Chong Kun Dang Pharmaceutical Corp.	1,670	105
[1]	Dongjin Semichem Co. Ltd.	5,077	104
	Otoki Corp.	353	102
	Pan Ocean Co. Ltd.	37,850	102
*,1	VT Co. Ltd.	3,461	102
	Daou Technology Inc.	5,200	101
	Daewoong Pharmaceutical Co. Ltd.	843	97
	Lotte Shopping Co. Ltd.	1,672	97
	Daejoo Electronic Materials Co. Ltd.	1,806	96
*,1	Kakao Games Corp.	8,038	94
[1]	HD Hyundai Construction Equipment Co. Ltd.	1,829	93
*,1	CosmoAM&T Co. Ltd.	3,917	93
	WONIK IPS Co. Ltd.	5,572	92
	Dongsuh Cos. Inc.	4,807	90
	LX Semicon Co. Ltd.	2,067	90
*,1	Mezzion Pharma Co. Ltd.	3,097	90
	Hyosung TNC Corp.	513	90
[1]	NICE Information Service Co. Ltd.	8,409	89
[1]	Daishin Securities Co. Ltd.	5,185	86
[1]	LOTTE Fine Chemical Co. Ltd.	3,058	84
*,1	Seojin System Co. Ltd.	5,086	84
	People & Technology Inc.	3,713	84
	Green Cross Corp.	903	83
	HK inno N Corp.	2,707	82
	HDC Holdings Co. Ltd.	5,695	81
	Soulbrain Co. Ltd.	702	81
	CJ Logistics Corp.	1,375	80
	SOOP Co. Ltd.	1,312	80
[1]	Hana Tour Service Inc.	2,152	79
	Amorepacific Holdings Corp.	4,161	79
	Binggrae Co. Ltd.	1,188	78
[1]	Pharmicell Co. Ltd.	9,124	78
*,1	HLB Life Science Co. Ltd.	17,868	78
*	Cafe24 Corp.	2,357	77
	HS Hyosung Advanced Materials Corp.	524	76
	Hanil Cement Co. Ltd.	5,724	76
	DoubleUGames Co. Ltd.	2,068	76
*,1	HLB Therapeutics Co. Ltd.	12,818	75
*,1	SOLUM Co. Ltd.	6,700	74
	Daesang Corp.	4,629	73
*	Kumho Tire Co. Inc.	22,368	72
	S&S Tech Corp.	3,081	72
*	CJ ENM Co. Ltd.	1,599	71
	Yuanta Securities Korea Co. Ltd.	28,078	69
*	SK oceanplant Co. Ltd.	4,947	69
*	Duk San Neolux Co. Ltd.	2,518	68
	ISC Co. Ltd.	1,843	68
	Kolon Industries Inc.	2,780	67

		Shares	Market Value ($000)
	Korea Asset In Trust Co. Ltd.	36,297	65
*	Hanwha Investment & Securities Co. Ltd.	19,767	64
*	Wemade Co. Ltd.	3,407	64
	Caregen Co. Ltd.	2,724	64
	Daeduck Electronics Co. Ltd.	5,916	64
	Dongwon Industries Co. Ltd.	1,883	63
*,1,3	SK IE Technology Co. Ltd.	4,080	63
	InBody Co. Ltd.	3,476	62
[1]	SL Corp.	2,706	62
	Eugene Technology Co. Ltd.	2,626	62
*,1	Synopex Inc.	13,119	62
	DI Dong Il Corp.	2,576	62
*	Daea TI Co. Ltd.	19,070	61
*,1	Hanon Systems	27,629	60
	Harim Holdings Co. Ltd.	9,638	60
[1]	Hana Micron Inc.	7,818	60
	Sebang Global Battery Co. Ltd.	1,217	59
*,1	Binex Co. Ltd.	4,638	59
	Taekwang Industrial Co. Ltd.	82	58
	LX Holdings Corp.	9,687	58
	Partron Co. Ltd.	12,074	57
*,1	Hyundai Bioscience Co. Ltd.	7,165	57
	Daewoong Co. Ltd.	3,023	56
	Humedix Co. Ltd.	1,444	56
	ESR Kendall Square REIT Co. Ltd.	17,755	56
	Shinhan Alpha REIT Co. Ltd.	13,641	56
*,1	Creative & Innovative System	10,517	54
*,1	Cosmochemical Co. Ltd.	5,429	54
	NEXTIN Inc.	1,400	54
	Lake Materials Co. Ltd.	6,170	54
	Hyundai GF Holdings	9,865	53
	Innocean Worldwide Inc.	4,028	53
*,1	Ananti Inc.	9,676	52
[1]	Hankook & Co. Co. Ltd.	3,492	51
	Youlchon Chemical Co. Ltd.	2,421	51
*	Asiana Airlines Inc.	6,963	51
	Hancom Inc.	2,992	51
	Dongwon F&B Co. Ltd.	1,713	50
	Ahnlab Inc.	1,106	50
	SK Chemicals Co. Ltd.	1,198	50
	Korea Electric Terminal Co. Ltd.	1,115	49
	HS Industries Co. Ltd.	13,845	48
	SK Securities Co. Ltd.	112,916	48
[1]	TES Co. Ltd.	2,992	48
	NHN Corp.	3,452	48
*	Eubiologics Co. Ltd.	5,035	48
	L&C Bio Co. Ltd.	2,238	46
	RFHIC Corp.	3,212	46
	Hanjin Transportation Co. Ltd.	3,074	45
	Namyang Dairy Products Co. Ltd.	820	45
[1]	Dentium Co. Ltd.	1,010	45
	Innox Advanced Materials Co. Ltd.	2,734	45
[1]	SIMMTECH Co. Ltd.	3,410	44
	Advanced Nano Products Co. Ltd.	1,258	44
	PSK Inc.	3,354	44
	Green Cross Holdings Corp.	4,002	43
*	Hanwha General Insurance Co. Ltd.	12,867	43
	iMarketKorea Inc.	7,289	43
[1]	Ecopro HN Co. Ltd.	2,439	43
	MegaStudyEdu Co. Ltd.	1,133	43
*,1	Fadu Inc.	5,707	43
*	CMG Pharmaceutical Co. Ltd.	26,786	42
	Lotte Rental Co. Ltd.	1,780	42
*	CJ CGV Co. Ltd.	11,775	41
	Tokai Carbon Korea Co. Ltd.	624	40
	SK Networks Co. Ltd.	12,913	39
	i-SENS Inc.	3,403	39
*	Bioneer Corp.	3,245	39
[1]	Intellian Technologies Inc.	1,162	39
	DongKook Pharmaceutical Co. Ltd.	3,074	38

		Shares	Market Value ($000)
	Dong-A Socio Holdings Co. Ltd.	460	37
	Samyang Holdings Corp.	694	37
	Dong-A ST Co. Ltd.	1,055	37
	Unid Co. Ltd.	564	37
	KISWIRE Ltd.	2,846	36
	Webzen Inc.	3,628	36
	Com2uSCorp	1,316	36
*	Tongyang Life Insurance Co. Ltd.	9,006	36
*	Shinsung E&G Co. Ltd.	35,225	36
*,1	Nexon Games Co. Ltd.	3,789	36
*,1	SFA Semicon Co. Ltd.	16,020	35
	KH Vatec Co. Ltd.	4,675	35
	Hanssem Co. Ltd.	1,158	35
[1]	Huons Global Co. Ltd.	996	35
	JW Pharmaceutical Corp.	2,012	34
	Daol Investment & Securities Co. Ltd.	13,079	34
[1]	Solid Inc.	7,019	34
[1]	Cheryong Electric Co. Ltd.	1,419	34
*,1	LS Materials Ltd.	4,617	34
	NICE Holdings Co. Ltd.	3,866	33
*	Foosung Co. Ltd.	10,740	33
	KC Tech Co. Ltd.	1,856	33
	ENF Technology Co. Ltd.	1,626	33
[1]	TCC Steel	2,666	33
*,1	Studio Dragon Corp.	919	32
	Advanced Process Systems Corp.	2,691	32
*	BNC Korea Co. Ltd.	7,790	32
[1]	Dongkuk Steel Mill Co. Ltd.	4,869	32
	OCI Co. Ltd.	809	32
	BH Co. Ltd.	3,513	31
	Samyang Corp.	836	31
*	Amicogen Inc.	9,708	31
[1]	Doosan Tesna Inc.	1,544	30
	Eugene Investment & Securities Co. Ltd.	11,914	29
	Vieworks Co. Ltd.	1,793	29
	HL Holdings Corp.	1,004	29
	Hyundai Green Food	2,294	29
	Samwha Capacitor Co. Ltd.	1,578	28
	IS Dongseo Co. Ltd.	1,835	28
	LF Corp.	2,298	28
[1]	Sungwoo Hitech Co. Ltd.	6,733	27
	PI Advanced Materials Co. Ltd.	2,086	27
[1]	Zinus Inc.	2,107	27
*	Humasis Co. Ltd.	21,564	27
*,1	Joongang Advanced Materials Co. Ltd.	12,006	27
	TKG Huchems Co. Ltd.	2,232	26
	Young Poong Corp.	910	26
	Lotte Wellfood Co. Ltd.	296	26
*	GeneOne Life Science Inc.	10,592	26
*	Sungeel Hitech Co. Ltd.	1,120	26
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	25
	Solus Advanced Materials Co. Ltd.	4,074	25
[1]	Myoung Shin Industrial Co. Ltd.	4,181	25
[1]	Posco M-Tech Co. Ltd.	3,139	25
*	Neowiz	1,279	24
	GOLFZON Co. Ltd.	496	24
*,1	AbClon Inc.	2,495	24
	Boryung	3,724	24
	Huons Co. Ltd.	1,104	23
[1]	HAESUNG DS Co. Ltd.	1,752	23
	Korea Petrochemical Ind Co. Ltd.	374	22
*	Il Dong Pharmaceutical Co. Ltd.	2,373	22
	INTOPS Co. Ltd.	1,889	21
	Orion Holdings Corp.	1,517	21
*,1	UniTest Inc.	2,757	21
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	21
*	Jeju Air Co. Ltd.	4,408	21
	Modetour Network Inc.	2,244	20
	KCC Glass Corp.	840	19
*,2	Kum Yang Co. Ltd.	2,705	19

		Shares	Market Value ($000)
*	W-Scope Chungju Plant Co. Ltd.	3,442	19
*	DIO Corp.	1,349	18
	Nexen Tire Corp.	3,733	18
	iNtRON Biotechnology Inc.	5,515	18
	Hyundai Home Shopping Network Corp.	457	18
	Hansol Paper Co. Ltd.	2,818	18
	NHN KCP Corp.	3,346	18
[1]	Sam-A Aluminum Co. Ltd.	1,264	18
*	Yungjin Pharmaceutical Co. Ltd.	10,899	17
	Soulbrain Holdings Co. Ltd.	794	17
*	Komipharm International Co. Ltd.	4,115	16
*	GC Cell Corp.	1,068	16
*,1	Danal Co. Ltd.	6,700	16
	Hansae Co. Ltd.	1,819	15
	Songwon Industrial Co. Ltd.	1,680	14
	LX Hausys Ltd.	610	14
*,2	NKMax Co. Ltd.	9,664	14
*	Chunbo Co. Ltd.	542	14
	Korea United Pharm Inc.	915	14
*	Genexine Inc.	3,512	13
*	CrystalGenomics Invites Co. Ltd.	8,036	12
	Ilyang Pharmaceutical Co. Ltd.	837	8
*,1	Namsun Aluminum Co. Ltd.	8,724	8
*	Bukwang Pharmaceutical Co. Ltd.	2,512	7
*,2	Hyosung Chemical Corp.	217	6
	Handsome Co. Ltd.	290	3
			132,622
Spain (1.9%)
	Banco Santander SA	2,670,067	21,301
	Banco Bilbao Vizcaya Argentaria SA	1,026,605	15,411
	Industria de Diseno Textil SA	188,156	10,194
	Amadeus IT Group SA	77,867	6,476
	CaixaBank SA	690,061	5,854
	Telefonica SA	756,568	4,052
[3]	Cellnex Telecom SA	104,778	4,017
[3]	Aena SME SA	12,501	3,363
	Banco de Sabadell SA	885,108	2,818
	Bankinter SA	117,528	1,512
	Merlin Properties Socimi SA	74,585	924
	Acciona SA	3,996	644
	Mapfre SA	170,097	643
[3]	Unicaja Banco SA	255,054	561
	Viscofan SA (XMAD)	6,371	459
	Inmobiliaria Colonial Socimi SA	65,585	457
	Sacyr SA	111,196	450
	Vidrala SA	4,123	441
	Acerinox SA	33,714	398
	Fluidra SA	16,043	394
*	Puig Brands SA Class B	16,869	318
	Construcciones y Auxiliar de Ferrocarriles SA	4,773	264
	Laboratorios Farmaceuticos Rovi SA	4,011	248
	Corp. ACCIONA Energias Renovables SA	9,598	210
	Pharma Mar SA	2,171	209
	Almirall SA	14,257	181
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	114,078	177
	Elecnor SA	5,969	161
	Melia Hotels International SA	17,027	131
*	Solaria Energia y Medio Ambiente SA	13,810	119
	Prosegur Cia de Seguridad SA	26,496	82
[3]	Gestamp Automocion SA	24,018	80
	Atresmedia Corp. de Medios de Comunicacion SA	8,950	61
[3]	Neinor Homes SA	3,582	58
*	Distribuidora Internacional de Alimentacion SA	1,944	57
[3]	Prosegur Cash SA	56,654	52
[3]	Global Dominion Access SA	13,399	47
*	Viscofan SA	172	12
			82,836
Sweden (2.3%)
	Investor AB Class B	292,382	8,610

		Shares	Market Value ($000)
	Atlas Copco AB Class A	473,024	7,598
	Assa Abloy AB Class B	173,745	5,515
	Skandinaviska Enskilda Banken AB Class A	261,731	4,367
	Telefonaktiebolaget LM Ericsson Class B	498,100	4,240
	Swedbank AB Class A	152,999	4,143
	EQT AB	130,848	3,834
	Atlas Copco AB Class B	244,550	3,481
	Svenska Handelsbanken AB Class A	256,647	3,429
	Epiroc AB Class A	147,353	3,293
	Investor AB Class A	108,843	3,201
	Essity AB Class B	105,883	3,098
	Industrivarden AB Class A	48,546	1,760
	Telia Co. AB	417,678	1,615
*	Boliden AB	48,486	1,516
	Trelleborg AB Class B	40,227	1,472
	Svenska Cellulosa AB SCA Class B	107,817	1,457
	Skanska AB Class B	61,155	1,455
	Tele2 AB Class B	96,370	1,442
	H & M Hennes & Mauritz AB Class B	97,649	1,398
	AddTech AB Class B	39,651	1,363
	Securitas AB Class B	89,592	1,325
	SKF AB Class B	60,227	1,325
	Nibe Industrier AB Class B	310,164	1,272
	Beijer Ref AB Class B	71,709	1,057
*	Swedish Orphan Biovitrum AB	32,930	1,007
	Castellum AB	78,027	969
	Sagax AB Class B	41,631	912
*	Sectra AB Class B	26,671	884
	AAK AB	31,101	869
*	Fastighets AB Balder Class B	117,591	825
	Avanza Bank Holding AB	22,709	809
	Fortnox AB	89,029	803
	Nordnet AB publ	29,267	793
	Getinge AB Class B	40,164	775
	Lagercrantz Group AB Class B	33,481	759
	SSAB AB Class B	121,224	720
	Investment AB Latour Class B	24,563	648
	L E Lundbergforetagen AB Class B	12,229	625
	Holmen AB Class B	15,053	622
	Axfood AB	20,105	587
	Wihlborgs Fastigheter AB	52,263	525
	Mycronic AB	13,262	524
	Epiroc AB Class B	26,349	515
	Loomis AB Class B	12,167	471
[3]	Thule Group AB	17,653	466
	Hemnet Group AB	13,972	443
	Billerud Aktiebolag	37,753	411
*	Embracer Group AB Class B	31,375	382
	AddLife AB Class B	19,030	366
*	Asmodee Group AB Class B	26,569	361
	Fabege AB	41,712	359
*	Kinnevik AB Class B	42,256	359
[3]	Bravida Holding AB	38,294	355
	Wallenstam AB Class B	67,697	341
	Catena AB	6,730	331
	Elekta AB Class B	60,381	318
[3]	Munters Group AB	23,423	312
	Husqvarna AB Class B	60,820	307
*	Camurus AB	5,746	307
	Pandox AB Class B	17,560	295
*,3	BoneSupport Holding AB	11,000	292
	Vitec Software Group AB Class B	6,421	289
*,3	Sinch AB	108,486	288
	Storskogen Group AB Class B	250,659	286
	Bure Equity AB	9,365	282
	Lindab International AB	12,560	282
	Truecaller AB Class B	41,253	278
	Electrolux Professional AB Class B	40,253	273
	Nyfosa AB	29,014	264
*	HMS Networks AB	5,311	243

		Shares	Market Value ($000)
	Peab AB Class B	28,225	242
*	Electrolux AB Class B	36,383	237
	Granges AB	18,178	230
	Addnode Group AB Class B	20,560	220
	Medicover AB Class B	8,491	212
	Vitrolife AB	13,057	211
[3]	Dometic Group AB	54,485	211
	Bufab AB	24,145	211
	Hufvudstaden AB Class A	16,486	210
[3]	Scandic Hotels Group AB	25,735	206
*,1	Volvo Car AB Class B	110,903	201
	MIPS AB	4,501	193
	NCC AB Class B	9,856	187
*	Modern Times Group MTG AB Class B	16,493	186
	Cibus Nordic Real Estate AB publ	9,660	181
	JM AB	11,745	179
	NP3 Fastigheter AB	6,637	179
	Bilia AB Class A	13,676	177
	Nolato AB Class B	27,698	171
	Clas Ohlson AB Class B	6,137	169
	Ratos AB Class B	40,907	165
	Skandinaviska Enskilda Banken AB Class C	9,599	164
	Biotage AB	10,199	151
	SSAB AB Class A	23,897	144
*	Sdiptech AB Class B	6,189	142
*	NCAB Group AB	30,830	141
*	Xvivo Perfusion AB	4,125	132
	Cloetta AB Class B	35,080	127
[3]	Attendo AB	19,167	123
	Atrium Ljungberg AB Class B	35,610	121
[1]	Samhallsbyggnadsbolaget i Norden AB B Shares	200,022	117
	Sagax AB	32,315	113
	Dios Fastigheter AB	16,255	113
	Arjo AB Class B	34,510	110
	SkiStar AB	6,073	108
	Instalco AB	41,086	105
	Troax Group AB	6,265	104
	Systemair AB	10,690	99
*,3	Boozt AB	10,586	94
*,1,3	BioArctic AB Class B	4,703	89
	NCC AB Class A	4,523	87
*	Hexatronic Group AB	30,884	84
	MEKO AB	6,736	80
	Platzer Fastigheter Holding AB Class B	9,812	77
*	Stillfront Group AB	68,590	57
	Volati AB	4,317	55
*	Norion Bank AB	10,666	52
	Fagerhult Group AB	10,522	47
	Corem Property Group AB Class B	71,376	38
	Investment AB Oresund	3,053	37
	Industrivarden AB Class C	677	24
	Samhallsbyggnadsbolaget i Norden AB	20,190	18
			103,529
Switzerland (6.3%)
	Nestle SA (Registered)	459,010	48,902
	Novartis AG (Registered)	352,710	40,713
	Roche Holding AG (XVTX)	121,435	39,339
	UBS Group AG (Registered)	573,278	18,288
	Zurich Insurance Group AG	25,601	17,957
	Swiss Re AG	51,731	9,141
	Lonza Group AG (Registered)	12,631	8,765
	Alcon AG	88,468	7,619
	Givaudan SA (Registered)	1,416	7,121
	Partners Group Holding AG	3,958	5,313
	Swiss Life Holding AG (Registered)	4,992	4,986
	Geberit AG (Registered)	5,909	4,414
	Sandoz Group AG	78,842	4,011
	Chocoladefabriken Lindt & Spruengli AG	213	3,430
	Swisscom AG (Registered)	4,489	3,088

		Shares	Market Value ($000)
	Schindler Holding AG	8,536	3,042
	Sonova Holding AG (Registered)	8,689	2,729
	Straumann Holding AG (Registered)	19,148	2,463
	Julius Baer Group Ltd.	36,362	2,398
	Roche Holding AG (XSWX)	6,681	2,283
	Logitech International SA (Registered)	26,668	2,222
	Chocoladefabriken Lindt & Spruengli AG (Registered)	14	2,200
	Kuehne + Nagel International AG (Registered)	9,123	2,053
	Swiss Prime Site AG (Registered)	14,254	2,027
	Baloise Holding AG (Registered)	8,167	1,938
[3]	VAT Group AG	4,847	1,849
	Belimo Holding AG (Registered)	1,702	1,647
	Helvetia Holding AG (Registered)	6,374	1,511
	PSP Swiss Property AG (Registered)	7,750	1,364
	SIG Group AG	59,423	1,215
	Georg Fischer AG (Registered)	14,733	1,179
	Swissquote Group Holding SA (Registered)	1,904	1,141
[3]	Galenica AG	9,653	1,000
	Flughafen Zurich AG (Registered)	3,535	981
	EMS-Chemie Holding AG (Registered)	1,271	966
	Accelleron Industries AG	16,572	957
*	Siegfried Holding AG (Registered)	7,010	824
	Schindler Holding AG (Registered)	2,302	792
	Temenos AG (Registered)	10,601	788
	Bucher Industries AG (Registered)	1,527	736
	Cembra Money Bank AG	5,855	720
	Swatch Group AG (Registered)	18,849	651
	Barry Callebaut AG (Registered)	626	644
	Mobimo Holding AG (Registered)	1,632	632
	Sunrise Communications AG Class A	11,550	595
	Banque Cantonale Vaudoise (Registered)	4,672	541
	Allreal Holding AG (Registered)	2,331	533
	Swatch Group AG	3,044	514
	Valiant Holding AG (Registered)	3,457	508
	DKSH Holding AG	6,426	502
	VZ Holding AG	2,303	489
	Tecan Group AG (Registered)	2,404	479
	dormakaba Holding AG	516	459
	Inficon Holding AG (Registered)	3,600	423
	SFS Group AG	2,879	408
*	Aryzta AG	3,927	406
	Emmi AG (Registered)	346	352
	Bachem Holding AG	5,414	341
	Huber + Suhner AG (Registered)	3,443	333
	Vontobel Holding AG (Registered)	4,386	330
	Kardex Holding AG (Registered)	1,072	318
	Ypsomed Holding AG (Registered)	616	305
	ALSO Holding AG (Registered)	960	303
	St. Galler Kantonalbank AG (Registered)	503	296
*	Interroll Holding AG (Registered)	117	283
	EFG International AG	15,784	281
	Landis+Gyr Group AG	3,910	247
	Stadler Rail AG	9,636	245
	Bossard Holding AG (Registered) Class A	910	212
	Forbo Holding AG (Registered)	193	198
[3]	Medacta Group SA	1,188	195
[1]	Softwareone Holding AG	18,917	174
	Daetwyler Holding AG	1,179	169
*	ams-OSRAM AG	17,275	168
*,3	Sensirion Holding AG	1,904	165
	SKAN Group AG	1,805	157
*	u-blox Holding AG	1,386	155
	OC Oerlikon Corp. AG Pfaffikon (Registered)	32,653	151
	COSMO Pharmaceuticals NV	2,142	148
	Implenia AG (Registered)	2,466	145
*	Basilea Pharmaceutica AG Allschwil (Registered)	2,183	120
	Intershop Holding AG	695	118
	Bell Food Group AG (Registered)	351	112
	Vetropack Holding AG (Registered) Class A	2,676	105
	Zehnder Group AG	1,244	96

		Shares	Market Value ($000)
	Autoneum Holding AG	533	94
*	Komax Holding AG (Registered)	653	90
*,3	Medartis Holding AG	858	83
	Arbonia AG	11,179	81
	APG SGA SA	286	81
	Bystronic AG	186	78
*,3	PolyPeptide Group AG	2,713	70
	Schweiter Technologies AG	137	66
	Cie Financiere Tradition SA	244	66
	LEM Holding SA (Registered)	69	63
[3]	Medmix AG	4,583	59
	Rieter Holding AG (Registered)	471	44
	VP Bank AG Class A	345	35
[1]	Leonteq AG	1,519	34
*,1	PIERER Mobility AG	1,535	32
			279,094
Taiwan (7.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,289,309	136,803
	MediaTek Inc.	264,319	10,853
	Hon Hai Precision Industry Co. Ltd.	2,129,424	10,844
	Delta Electronics Inc.	385,171	4,733
*	Quanta Computer Inc.	475,558	4,207
	CTBC Financial Holding Co. Ltd.	2,903,171	3,919
	Fubon Financial Holding Co. Ltd.	1,445,861	3,811
	Cathay Financial Holding Co. Ltd.	1,640,948	3,246
[1]	United Microelectronics Corp.	2,100,346	3,234
	Chunghwa Telecom Co. Ltd.	678,460	2,926
	Mega Financial Holding Co. Ltd.	2,085,688	2,751
	E.Sun Financial Holding Co. Ltd.	2,687,306	2,658
	ASE Technology Holding Co. Ltd.	574,290	2,613
	Asustek Computer Inc.	126,798	2,607
	Uni-President Enterprises Corp.	850,682	2,249
	Accton Technology Corp.	89,625	2,187
	Yuanta Financial Holding Co. Ltd.	2,035,652	2,110
[1]	Wistron Corp.	489,391	1,865
[1]	Novatek Microelectronics Corp.	102,446	1,745
	First Financial Holding Co. Ltd.	1,868,822	1,678
	KGI Financial Holding Co. Ltd.	2,822,080	1,612
	SinoPac Financial Holdings Co. Ltd.	2,083,484	1,585
[1]	Evergreen Marine Corp. Taiwan Ltd.	192,591	1,556
	Realtek Semiconductor Corp.	85,393	1,523
	Wiwynn Corp.	18,464	1,453
	Taiwan Cooperative Financial Holding Co. Ltd.	1,788,570	1,429
	Hua Nan Financial Holdings Co. Ltd.	1,597,387	1,398
	China Steel Corp.	2,057,008	1,350
	Yageo Corp.	83,890	1,345
	Largan Precision Co. Ltd.	17,542	1,334
	Elite Material Co. Ltd.	53,675	1,318
	Alchip Technologies Ltd.	14,308	1,308
	Lite-On Technology Corp.	385,033	1,286
	Hotai Motor Co. Ltd.	57,344	1,213
[1]	Taishin Financial Holding Co. Ltd.	2,073,769	1,180
*	Shin Kong Financial Holding Co. Ltd.	2,930,676	1,171
	Asia Vital Components Co. Ltd.	56,703	1,138
	Chailease Holding Co. Ltd.	265,862	1,068
	Shanghai Commercial & Savings Bank Ltd.	663,276	1,027
	Taiwan Mobile Co. Ltd.	261,896	993
	Pegatron Corp.	358,794	993
	E Ink Holdings Inc.	139,728	975
[1]	International Games System Co. Ltd.	35,000	975
	eMemory Technology Inc.	12,000	954
	Advantech Co. Ltd.	80,788	909
	Nan Ya Plastics Corp.	952,329	903
	Far EasTone Telecommunications Co. Ltd.	306,308	880
[1]	Gigabyte Technology Co. Ltd.	91,667	825
	Jentech Precision Industrial Co. Ltd.	18,591	823
[1]	Yang Ming Marine Transport Corp.	304,970	802
	Unimicron Technology Corp.	230,850	799
	President Chain Store Corp.	93,090	793

		Shares	Market Value ($000)
	Chroma ATE Inc.	69,589	767
	Formosa Plastics Corp.	662,473	762
	King Slide Works Co. Ltd.	11,367	762
	Catcher Technology Co. Ltd.	109,031	758
	Airtac International Group	24,662	757
*	PharmaEssentia Corp.	45,721	754
	Chang Hwa Commercial Bank Ltd.	1,227,615	744
	ASPEED Technology Inc.	5,500	712
	Compal Electronics Inc.	715,401	678
	Silergy Corp.	58,621	673
	Bizlink Holding Inc.	30,975	650
	Eva Airways Corp.	471,846	637
	Inventec Corp.	451,759	626
	Tripod Technology Corp.	87,700	619
	King Yuan Electronics Co. Ltd.	194,641	617
	WPG Holdings Ltd.	261,678	609
	Lotes Co. Ltd.	13,840	591
[1]	Global Unichip Corp.	15,471	585
	Asia Cement Corp.	420,000	584
	Acer Inc.	508,961	583
[1]	Wan Hai Lines Ltd.	161,260	577
	Micro-Star International Co. Ltd.	122,521	575
	Chicony Electronics Co. Ltd.	103,000	575
	Far Eastern New Century Corp.	525,312	572
	Synnex Technology International Corp.	239,175	564
	AUO Corp.	1,307,703	556
	Cheng Shin Rubber Industry Co. Ltd.	320,018	539
	United Integrated Services Co. Ltd.	29,000	533
	Innolux Corp.	1,310,349	526
	Voltronic Power Technology Corp.	11,505	513
	Taiwan Business Bank	1,025,437	501
	Phison Electronics Corp.	30,000	501
	ASMedia Technology Inc.	7,866	500
[1]	Vanguard International Semiconductor Corp.	179,544	496
*	Eclat Textile Co. Ltd.	34,892	496
	Taichung Commercial Bank Co. Ltd.	704,410	480
	Formosa Chemicals & Fibre Corp.	593,701	470
	Powertech Technology Inc.	121,666	468
[1]	Globalwafers Co. Ltd.	44,000	456
	Gold Circuit Electronics Ltd.	53,500	455
*	Tatung Co. Ltd.	316,829	437
	Highwealth Construction Corp.	311,829	413
	WT Microelectronics Co. Ltd.	101,205	413
	Pou Chen Corp.	399,085	412
	Foxconn Technology Co. Ltd.	199,368	398
	Radiant Opto-Electronics Corp.	78,586	384
	Compeq Manufacturing Co. Ltd.	190,785	382
	Zhen Ding Technology Holding Ltd.	111,667	379
	Simplo Technology Co. Ltd.	30,000	372
	Hiwin Technologies Corp.	50,504	371
	MPI Corp.	14,000	366
	Teco Electric & Machinery Co. Ltd.	210,000	365
	TA Chen Stainless Pipe	308,763	364
	Sino-American Silicon Products Inc.	97,000	362
	China Airlines Ltd.	487,000	356
	Tong Yang Industry Co. Ltd.	82,000	354
[1]	Fortune Electric Co. Ltd.	22,900	344
	Nien Made Enterprise Co. Ltd.	24,000	343
	Feng TAY Enterprise Co. Ltd.	84,728	342
	Walsin Lihwa Corp.	467,456	335
	Makalot Industrial Co. Ltd.	36,341	331
	Taiwan High Speed Rail Corp.	361,000	330
*,1	Nanya Technology Corp.	217,000	323
*	Winbond Electronics Corp.	542,289	315
*	Mitac Holdings Corp.	158,248	309
	Lien Hwa Industrial Holdings Corp.	199,901	300
	Shihlin Electric & Engineering Corp.	50,000	295
	Capital Securities Corp.	349,000	288
[1]	Bora Pharmaceuticals Co. Ltd.	11,092	282
	Sinbon Electronics Co. Ltd.	36,362	279

		Shares	Market Value ($000)
	Ruentex Development Co. Ltd.	281,430	278
*,1	Powerchip Semiconductor Manufacturing Corp.	545,730	278
	Topco Scientific Co. Ltd.	31,813	275
*	Getac Holdings Corp.	67,000	268
	Goldsun Building Materials Co. Ltd.	192,753	267
	WNC Corp.	65,791	267
	Fusheng Precision Co. Ltd.	23,000	267
	King's Town Bank Co. Ltd.	158,000	263
	Sanyang Motor Co. Ltd.	107,000	250
	Taiwan Union Technology Corp.	44,000	247
	Parade Technologies Ltd.	13,000	247
	IBF Financial Holdings Co. Ltd.	589,206	244
	Poya International Co. Ltd.	14,628	244
	AURAS Technology Co. Ltd.	13,000	241
	Taiwan Hon Chuan Enterprise Co. Ltd.	48,000	234
	L&K Engineering Co. Ltd.	27,744	229
	Faraday Technology Corp.	39,313	227
	Acter Group Corp. Ltd.	18,000	226
	Sigurd Microelectronics Corp.	87,000	222
	Tung Ho Steel Enterprise Corp.	100,110	215
	Giant Manufacturing Co. Ltd.	53,740	213
	Macronix International Co. Ltd.	301,000	213
	Arcadyan Technology Corp.	30,123	213
	AP Memory Technology Corp.	23,000	211
	Taiwan Fertilizer Co. Ltd.	121,000	210
*	Chipbond Technology Corp.	97,000	209
	Qisda Corp.	234,000	208
	Charoen Pokphand Enterprise	55,600	206
	Great Wall Enterprise Co. Ltd.	94,402	200
	Ardentec Corp.	79,000	200
	Ruentex Industries Ltd.	117,002	196
	Genius Electronic Optical Co. Ltd.	15,000	195
*	Win Semiconductors Corp.	69,000	194
	Kinik Co.	21,000	193
	Elan Microelectronics Corp.	42,000	191
	Century Iron & Steel Industrial Co. Ltd.	32,000	190
	YFY Inc.	206,000	189
	Everlight Electronics Co. Ltd.	70,000	188
	Nan Pao Resins Chemical Co. Ltd.	16,000	186
	Yulon Finance Corp.	48,569	178
	Lotus Pharmaceutical Co. Ltd.	23,000	178
	Huaku Development Co. Ltd.	47,400	177
[1]	Wisdom Marine Lines Co. Ltd.	81,543	174
	Taiwan Surface Mounting Technology Corp.	48,000	173
*	China Petrochemical Development Corp.	745,386	171
	Fositek Corp.	9,000	171
	Far Eastern International Bank	394,446	169
	Foxsemicon Integrated Technology Inc.	17,000	168
	Merida Industry Co. Ltd.	42,000	164
	Nan Kang Rubber Tire Co. Ltd.	126,000	164
	Shin Zu Shing Co. Ltd.	27,841	164
*	HTC Corp.	125,000	160
*	Dynapack International Technology Corp.	24,000	160
	Pixart Imaging Inc.	22,000	159
	Merry Electronics Co. Ltd.	37,755	158
	O-Bank Co. Ltd.	502,000	158
	Far Eastern Department Stores Ltd.	203,000	157
	Transcend Information Inc.	46,000	157
	Ennoconn Corp.	15,710	157
	Walsin Technology Corp.	58,000	156
	Ta Ya Electric Wire & Cable	124,165	155
	Chicony Power Technology Co. Ltd.	36,000	152
	Sercomm Corp.	46,653	150
	Kinpo Electronics	209,000	147
	Solar Applied Materials Technology Corp.	77,000	147
	Fitipower Integrated Technology Inc.	20,703	147
	Shinkong Insurance Co. Ltd.	42,000	146
	Taiwan Secom Co. Ltd.	37,000	145
	ADATA Technology Co. Ltd.	47,054	144
*	Elite Advanced Laser Corp.	23,000	143

		Shares	Market Value ($000)
	Primax Electronics Ltd.	55,000	142
	Supreme Electronics Co. Ltd.	83,980	138
	Yulon Motor Co. Ltd.	114,185	138
	TXC Corp.	44,000	137
[1]	Allis Electric Co. Ltd.	38,632	137
	Run Long Construction Co. Ltd.	136,400	136
	Advanced Energy Solution Holding Co. Ltd.	4,000	135
	Test Research Inc.	36,000	133
	Ennostar Inc.	114,000	133
	Yankey Engineering Co. Ltd.	9,200	133
	momo.com Inc.	13,029	131
	Feng Hsin Steel Co. Ltd.	62,000	130
	Pan Jit International Inc.	77,400	129
	Machvision Inc.	7,039	128
	Global Brands Manufacture Ltd.	44,120	126
	Ton Yi Industrial Corp.	185,000	126
	Kindom Development Co. Ltd.	68,100	125
	Grape King Bio Ltd.	27,890	124
	Sakura Development Co. Ltd.	61,400	124
	Kinsus Interconnect Technology Corp.	46,000	123
	XinTec Inc.	27,000	123
	Nan Ya Printed Circuit Board Corp.	36,000	123
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	123
*	Oneness Biotech Co. Ltd.	63,729	123
	Shinkong Synthetic Fibers Corp.	281,316	122
*	Mercuries Life Insurance Co. Ltd.	699,034	122
	Center Laboratories Inc.	90,614	121
	Coretronic Corp.	63,000	120
	Wah Lee Industrial Corp.	33,720	120
	Eternal Materials Co. Ltd.	139,495	120
	Gudeng Precision Industrial Co. Ltd.	10,491	120
	VisEra Technologies Co. Ltd.	17,000	119
*	Kaori Heat Treatment Co. Ltd.	15,000	118
	Airoha Technology Corp.	7,000	118
	President Securities Corp.	155,532	117
	Greatek Electronics Inc.	62,000	117
	Grand Process Technology Corp.	3,000	117
	Posiflex Technology Inc.	11,000	116
	LandMark Optoelectronics Corp.	12,000	116
*	FOCI Fiber Optic Communications Inc.	15,000	116
	Sitronix Technology Corp.	16,000	115
	HD Renewable Energy Co. Ltd.	15,000	115
*	Taiwan Glass Industry Corp.	224,000	114
	Taiwan Sakura Corp.	40,000	113
	Raydium Semiconductor Corp.	10,000	113
	All Ring Tech Co. Ltd.	11,000	112
	Standard Foods Corp.	98,000	111
	YungShin Global Holding Corp.	54,000	110
	Nichidenbo Corp.	43,000	110
	Silicon Integrated Systems Corp.	69,602	109
	WinWay Technology Co. Ltd.	3,000	109
	Bank of Kaohsiung Co. Ltd.	273,923	108
	Visual Photonics Epitaxy Co. Ltd.	31,000	105
	ITEQ Corp.	36,466	105
	Chenbro Micom Co. Ltd.	10,000	105
	Evergreen International Storage & Transport Corp.	91,000	104
	Flytech Technology Co. Ltd.	28,000	104
	Systex Corp.	27,000	104
	Tong Hsing Electronic Industries Ltd.	28,322	104
	Hotai Finance Co. Ltd.	44,950	104
	Phoenix Silicon International Corp.	23,000	104
	Xxentria Technology Materials Corp.	62,461	103
	Wei Chuan Foods Corp.	188,000	103
	Weikeng Industrial Co. Ltd.	95,000	103
*	Unitech Printed Circuit Board Corp.	120,877	102
	ITE Technology Inc.	23,000	102
	EVERGREEN Steel Corp.	34,000	102
[1]	LuxNet Corp.	19,000	102
	Via Technologies Inc.	46,000	101
	Senao International Co. Ltd.	96,000	100

		Shares	Market Value ($000)
	Chang Wah Electromaterials Inc.	63,000	100
	Pan-International Industrial Corp.	78,000	99
	Hannstar Board Corp.	49,680	99
	Universal Microwave Technology Inc.	9,000	99
	Yungshin Construction & Development Co. Ltd.	23,000	98
	China Motor Corp.	43,200	97
	Farglory Land Development Co. Ltd.	48,000	97
	Chong Hong Construction Co. Ltd.	32,000	97
	AcBel Polytech Inc.	111,883	97
	Topkey Corp.	15,000	97
	Chief Telecom Inc.	7,000	97
	Kung Long Batteries Industrial Co. Ltd.	20,000	96
	Universal Cement Corp.	93,500	96
	Yieh Phui Enterprise Co. Ltd.	189,332	96
[1]	Hota Industrial Manufacturing Co. Ltd.	46,810	93
*	Lung Yen Life Service Corp.	45,000	93
	TTY Biopharm Co. Ltd.	37,000	93
	Johnson Health Tech Co. Ltd.	19,000	93
	Innodisk Corp.	11,884	92
	Cheng Uei Precision Industry Co. Ltd.	53,000	90
	Chunghwa Precision Test Tech Co. Ltd.	3,000	88
*	I-Chiun Precision Industry Co. Ltd.	33,000	87
	IEI Integration Corp.	31,000	86
*	Lumosa Therapeutics Co. Ltd.	16,000	86
	China Bills Finance Corp.	165,000	85
*	TaiMed Biologics Inc.	32,960	85
	Bioteque Corp.	21,000	85
	Dimerco Express Corp.	30,451	85
	CyberPower Systems Inc.	10,000	85
	AGV Products Corp.	228,000	84
	ChipMOS Technologies Inc.	89,000	84
	C Sun Manufacturing Ltd.	17,000	84
	Kenda Rubber Industrial Co. Ltd.	105,001	83
	China Steel Chemical Corp.	26,000	82
	Sinyi Realty Inc.	89,000	82
	Clevo Co.	50,000	82
	Continental Holdings Corp.	104,000	82
	Taiwan Paiho Ltd.	42,000	81
	Sporton International Inc.	13,372	81
	Quanta Storage Inc.	29,000	81
	Taiyen Biotech Co. Ltd.	74,000	81
	Formosa Taffeta Co. Ltd.	146,000	79
	Taiwan PCB Techvest Co. Ltd.	75,000	79
	Fulgent Sun International Holding Co. Ltd.	22,985	79
	Shiny Chemical Industrial Co. Ltd.	15,750	79
	Sinon Corp.	55,000	79
	Cheng Loong Corp.	131,000	78
	Holy Stone Enterprise Co. Ltd.	27,300	78
	Hung Sheng Construction Ltd.	92,600	78
	Chung Hung Steel Corp.	149,000	78
*	Polaris Group	56,415	78
	M31 Technology Corp.	4,600	78
*	FLEXium Interconnect Inc.	43,000	77
	ASROCK Inc.	11,000	77
	Lian HWA Food Corp.	17,000	77
	Advancetek Enterprise Co. Ltd.	33,000	77
	Sampo Corp.	86,000	76
*	Medigen Vaccine Biologics Corp.	44,390	76
	Scientech Corp.	8,000	75
	Brighton-Best International Taiwan Inc.	66,000	74
	Pegavision Corp.	6,514	74
	Marketech International Corp.	13,000	74
	Solomon Technology Corp.	16,000	74
	BES Engineering Corp.	200,000	73
	TCI Co. Ltd.	17,297	73
	Gamania Digital Entertainment Co. Ltd.	30,000	73
	Allied Supreme Corp.	9,000	73
	Promate Electronic Co. Ltd.	30,000	73
	Genesys Logic Inc.	13,000	72
*	JSL Construction & Development Co. Ltd.	28,620	72

		Shares	Market Value ($000)
	Cathay Real Estate Development Co. Ltd.	110,000	71
	Advanced International Multitech Co. Ltd.	32,000	71
*	EirGenix Inc.	34,000	71
	Cenra Inc.	56,000	71
	YC INOX Co. Ltd.	92,292	70
	Chenming Electronic Technology Corp.	22,000	70
	Rechi Precision Co. Ltd.	70,000	69
	Ichia Technologies Inc.	52,000	68
	Kuo Toong International Co. Ltd.	37,330	68
	Radium Life Tech Co. Ltd.	147,771	67
*	HannStar Display Corp.	276,000	67
	Hong Pu Real Estate Development Co. Ltd.	66,000	67
	Tainan Spinning Co. Ltd.	148,000	67
	Global Mixed Mode Technology Inc.	9,000	67
	Advanced Wireless Semiconductor Co.	26,370	67
*	RDC Semiconductor Co. Ltd.	11,240	67
	Chun Yuan Steel Industry Co. Ltd.	99,000	66
	Taiwan Semiconductor Co. Ltd.	43,000	66
*	Grand Pacific Petrochemical	188,799	66
	Syncmold Enterprise Corp.	26,000	66
	UPI Semiconductor Corp.	10,000	66
	Basso Industry Corp.	52,000	65
	Cleanaway Co. Ltd.	10,000	65
	Sunny Friend Environmental Technology Co. Ltd.	24,737	65
[1]	Dynamic Holding Co. Ltd.	46,997	65
	CMC Magnetics Corp.	231,747	63
*	RichWave Technology Corp.	15,650	63
	Delpha Construction Co. Ltd.	59,000	63
	Hu Lane Associate Inc.	13,556	62
*	Microbio Co. Ltd.	79,762	62
	FocalTech Systems Co. Ltd.	30,203	62
	Chang Wah Technology Co. Ltd.	53,500	62
*	Kenmec Mechanical Engineering Co. Ltd.	27,000	61
[1]	Ability Enterprise Co. Ltd.	36,000	60
*	Sunplus Technology Co. Ltd.	91,000	60
	Elite Semiconductor Microelectronics Technology Inc.	35,000	60
	PharmaEngine Inc.	20,000	60
	Kuo Yang Construction Co. Ltd.	92,000	60
	Nuvoton Technology Corp.	25,000	60
	FSP Technology Inc.	29,000	59
	Altek Corp.	44,795	59
	Taiflex Scientific Co. Ltd.	38,115	59
	Darfon Electronics Corp.	48,000	59
	Synmosa Biopharma Corp.	51,845	59
	Zyxel Group Corp.	60,961	58
	Rich Development Co. Ltd.	188,490	58
	Adlink Technology Inc.	26,000	58
*	Namchow Holdings Co. Ltd.	37,000	58
	SDI Corp.	25,000	58
	CHC Healthcare Group	40,000	58
	Co-Tech Development Corp.	32,000	58
	Hsin Kuang Steel Co. Ltd.	41,000	57
	Weltrend Semiconductor	36,000	57
	Shinfox Energy Co. Ltd.	19,492	57
	China Metal Products	64,000	55
	Chin-Poon Industrial Co. Ltd.	50,000	55
	Cyberlink Corp.	15,000	55
	Gemtek Technology Corp.	63,000	55
	Thinking Electronic Industrial Co. Ltd.	12,000	55
	Great Tree Pharmacy Co. Ltd.	10,352	55
	TYC Brother Industrial Co. Ltd.	35,000	54
*	Etron Technology Inc.	63,937	54
	Chia Hsin Cement Corp.	107,100	54
	Savior Lifetec Corp.	76,436	54
	Anpec Electronics Corp.	10,000	54
	KMC Kuei Meng International Inc.	16,000	53
	Universal Vision Biotechnology Co. Ltd.	7,678	53
*	Adimmune Corp.	86,000	53
*	Andes Technology Corp.	6,000	53
	Evergreen Aviation Technologies Corp.	14,000	53

		Shares	Market Value ($000)
	Soft-World International Corp.	15,000	52
	Wafer Works Corp.	73,015	52
*	CyberTAN Technology Inc.	68,000	52
	TSRC Corp.	86,000	52
	Zeng Hsing Industrial Co. Ltd.	16,115	52
*	United Renewable Energy Co. Ltd.	213,420	52
*	Taiwan TEA Corp.	98,000	51
	KEE TAI Properties Co. Ltd.	111,650	50
*	TPK Holding Co. Ltd.	49,000	50
	Ability Opto-Electronics Technology Co. Ltd.	12,000	50
	Huang Hsiang Construction Corp.	28,000	49
	Sonix Technology Co. Ltd.	41,000	49
*	Phihong Technology Co. Ltd.	63,380	48
*	Career Technology MFG. Co. Ltd.	121,188	48
	T3EX Global Holdings Corp.	18,000	48
	China Electric Manufacturing Corp.	100,540	47
	Kaimei Electronic Corp.	23,200	46
	Forcecon Tech Co. Ltd.	13,000	46
	Everlight Chemical Industrial Corp.	77,000	45
	Chlitina Holding Ltd.	11,332	45
	Mercuries & Associates Holding Ltd.	102,969	44
	Globe Union Industrial Corp.	118,828	43
	AmTRAN Technology Co. Ltd.	93,235	43
	D-Link Corp.	71,760	43
*	Lealea Enterprise Co. Ltd.	179,920	42
*	Federal Corp.	61,000	42
	Alpha Networks Inc.	43,772	42
	Lingsen Precision Industries Ltd.	88,000	41
	Infortrend Technology Inc.	52,000	40
	Taiwan-Asia Semiconductor Corp.	61,000	40
	Tyntek Corp.	70,000	39
*	International CSRC Investment Holdings Co.	104,990	39
	Tong-Tai Machine & Tool Co. Ltd.	46,000	39
	St. Shine Optical Co. Ltd.	7,000	39
	Cub Elecparts Inc.	14,281	39
*	General Interface Solution GIS Holding Ltd.	25,000	39
	Actron Technology Corp.	9,574	39
	Nan Liu Enterprise Co. Ltd.	19,000	38
	Speed Tech Corp.	26,000	38
*	Shining Building Business Co. Ltd.	112,000	37
	Motech Industries Inc.	56,594	37
	Brogent Technologies Inc.	10,100	37
*	Egis Technology Inc.	12,000	37
	TSEC Corp.	73,000	37
	Nantex Industry Co. Ltd.	44,000	36
	USI Corp.	108,000	35
*	OBI Pharma Inc.	30,988	35
	Rexon Industrial Corp. Ltd.	35,000	35
*	ZillTek Technology Corp.	5,000	35
*	Ritek Corp.	103,214	34
*	Apex International Co. Ltd.	46,828	34
*	Foresee Pharmaceuticals Co. Ltd.	16,068	34
	Waffer Technology Corp.	19,454	34
	Materials Analysis Technology Inc.	7,000	34
*	Chung Hwa Pulp Corp.	78,000	33
*	HannsTouch Holdings Co.	151,000	33
	Oriental Union Chemical Corp.	75,000	33
	Iron Force Industrial Co. Ltd.	10,630	33
	TaiDoc Technology Corp.	7,000	32
	Advanced Ceramic X Corp.	8,000	31
	Taiwan Mask Corp.	32,000	31
	Elitegroup Computer Systems Co. Ltd.	50,000	30
	91APP Inc.	11,000	30
	Asia Polymer Corp.	71,757	29
*	China Man-Made Fiber Corp.	133,240	29
*	Longchen Paper & Packaging Co. Ltd.	100,803	29
	Holtek Semiconductor Inc.	19,000	29
*	Yeong Guan Energy Technology Group Co. Ltd.	31,721	29
	Sensortek Technology Corp.	5,000	29
	Darwin Precisions Corp.	75,000	28

		Shares	Market Value ($000)
	WUS Printed Circuit Co. Ltd.	20,000	28
	Gourmet Master Co. Ltd.	9,000	28
*	Li Peng Enterprise Co. Ltd.	128,000	27
	Swancor Holding Co. Ltd.	10,000	27
	Firich Enterprises Co. Ltd.	30,000	26
	Nidec Chaun-Choung Technology Corp.	6,000	25
*	UPC Technology Corp.	91,000	25
*	Fittech Co. Ltd.	10,508	24
	Tung Thih Electronic Co. Ltd.	11,000	23
	Ho Tung Chemical Corp.	85,000	22
	Panion & BF Biotech Inc.	8,000	22
*	Taiwan Styrene Monomer	70,000	20
*	Medigen Biotechnology Corp.	18,000	19
*	PChome Online Inc.	15,430	19
	Ultra Chip Inc.	10,000	19
	Formosa Sumco Technology Corp.	7,000	17
*	Gigastorage Corp.	40,000	16
*	Taigen Biopharmaceuticals Holdings Ltd.	49,000	16
	China General Plastics Corp.	43,155	15
	Amazing Microelectronic Corp.	6,242	15
*	ALI Corp.	16,200	14
	VIA Labs Inc.	3,000	11
*	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	9
	ScinoPharm Taiwan Ltd.	13,000	7
*,2	Pharmally International Holding Co. Ltd.	1,282	—
			313,690
Thailand (0.5%)
	Advanced Info Service PCL (Foreign)	201,200	1,750
	Delta Electronics Thailand PCL (Foreign)	497,400	1,570
	CP ALL PCL (Foreign)	1,061,900	1,518
	Kasikornbank PCL (Foreign)	317,600	1,490
	Bangkok Dusit Medical Services PCL (Foreign)	2,065,200	1,351
	SCB X PCL (Foreign)	302,500	1,092
	Airports of Thailand PCL (Foreign)	762,400	771
	Central Pattana PCL (Foreign)	553,500	765
	Krung Thai Bank PCL (Foreign)	1,082,700	731
*	True Corp. PCL (Foreign)	1,865,214	709
	Siam Cement PCL (Foreign)	136,800	690
	Charoen Pokphand Foods PCL (Foreign)	861,300	642
	Minor International PCL (Foreign)	736,800	556
	TMBThanachart Bank PCL (Foreign)	8,314,624	486
	Bumrungrad Hospital PCL (Foreign)	104,000	443
	Bangkok Bank PCL (Foreign)	102,700	442
	Tisco Financial Group PCL (Foreign)	110,400	328
[1]	Central Retail Corp. PCL (Foreign)	488,100	278
*	BTS Group Holdings PCL (Foreign)	1,794,822	243
	Home Product Center PCL (Foreign)	1,024,400	240
[1]	Krungthai Card PCL (Foreign)	202,600	237
	Indorama Ventures PCL (Foreign)	338,200	209
[1]	Bangkok Expressway & Metro PCL (Foreign)	1,252,200	204
	Thanachart Capital PCL (Foreign)	133,600	192
	Kiatnakin Phatra Bank PCL (Foreign)	130,400	181
	Land & Houses PCL (Foreign)	1,412,700	173
	CPN Retail Growth Leasehold REIT	470,900	173
	Thai Union Group PCL (Foreign)	566,600	172
	CP Axtra PCL (Foreign)	275,755	158
	Muangthai Capital PCL (Foreign)	114,600	145
	Com7 PCL (Foreign)	234,800	142
	Thai Life Insurance PCL (Foreign)	428,900	142
*	VGI PCL (Foreign)	2,111,149	141
	AP Thailand PCL (Foreign)	593,700	123
	TIDLOR Holdings PCL (Foreign)	224,717	116
	Osotspa PCL (Foreign)	236,600	114
	Berli Jucker PCL (Foreign)	184,200	111
	Supalai PCL (Foreign)	246,800	109
	Sansiri PCL (Foreign)	2,631,200	107
	SCG Packaging PCL (Foreign)	211,000	106
	Srisawad Corp. PCL (Foreign)	178,761	99
	WHA Premium Growth Freehold & Leasehold REIT	303,646	90

		Shares	Market Value ($000)
	KCE Electronics PCL (Foreign)	181,600	87
	Central Plaza Hotel PCL (Foreign)	131,100	86
	Betagro PCL (Foreign)	124,900	85
	Bangkok Chain Hospital PCL (Foreign)	190,200	79
	Plan B Media PCL (Foreign)	461,568	77
	Asset World Corp. PCL (Foreign)	1,251,300	75
	Amata Corp. PCL (Foreign)	152,193	67
*	Jasmine Technology Solution PCL (Foreign)	54,400	66
	Hana Microelectronics PCL (Foreign)	114,400	65
	Bangkok Airways PCL (Foreign)	154,800	65
	Thailand Future Fund	347,700	63
	TTW PCL (Foreign)	218,000	58
	Cal-Comp Electronics Thailand PCL (Foreign)	341,400	57
	Sri Trang Agro-Industry PCL (Foreign)	141,300	55
	Siam Global House PCL (Foreign)	323,469	54
	Thaifoods Group PCL (Foreign)	345,000	54
*	Energy Absolute PCL (Foreign)	602,200	53
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	52
*	Stecon Group PCL (Foreign)	224,900	51
	AEON Thana Sinsap Thailand PCL (Foreign)	15,000	47
*	SKY ICT PCL (Foreign)	110,000	47
	Siam City Cement PCL (Foreign)	10,200	46
	Thai Vegetable Oil PCL (Foreign)	66,070	45
	Bangkok Dusit Medical Services PCL NVDR	68,300	45
	TOA Paint Thailand PCL (Foreign)	134,800	44
	Mega Lifesciences PCL (Foreign)	56,000	44
	Quality Houses PCL (Foreign)	994,900	43
	Tipco Asphalt PCL (Foreign)	94,800	42
	Chularat Hospital PCL (Foreign)	885,000	42
*	Thaicom PCL (Foreign)	158,800	41
	I-TAIL Corp. PCL (Foreign)	110,500	40
*,2	Thai Airways International PCL (Foreign)	469,000	36
*	Thonburi Healthcare Group PCL (Foreign)	120,600	34
*	Jasmine International PCL (Foreign)	655,813	32
	JMT Network Services PCL (Foreign)	114,192	32
	MBK PCL (Foreign)	59,400	31
	Bangkok Life Assurance PCL (Foreign)	58,000	29
	Dhipaya Group Holdings PCL (Foreign)	50,400	29
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	28
	BCPG PCL (Foreign)	143,752	27
	Jaymart Group Holdings PCL (Foreign)	135,800	26
	GFPT PCL (Foreign)	83,900	25
	Major Cineplex Group PCL (Foreign)	92,700	25
	Bangkok Land PCL (Foreign)	1,730,200	25
	Forth Corp. PCL (Foreign)	90,900	24
	BEC World PCL (Foreign)	193,400	23
	TQM Alpha PCL (Foreign)	46,700	23
	Dohome PCL (Foreign)	200,829	22
	MK Restaurants Group PCL (Foreign)	37,800	16
	Ratchthani Leasing PCL (Foreign)	313,500	16
	SPCG PCL (Foreign)	57,800	14
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	14
*	Singer Thailand PCL (Foreign)	90,800	14
	Bangkok Life Assurance PCL NVDR	22,800	11
	Pruksa Holding PCL (Foreign)	78,900	11
	PTG Energy PCL (Foreign)	49,900	10
	Advanced Info Service PCL	1,200	10
*	Super Energy Corp. PCL (Foreign)	1,608,300	8
			21,709
Turkey (0.2%)
	BIM Birlesik Magazalar A/S	78,012	948
	Akbank TAS	545,352	709
*	Turk Hava Yollari AO	98,804	689
	Turkcell Iletisim Hizmetleri A/S	214,890	520
	Turkiye Is Bankasi A/S Class C	1,375,368	377
*	Yapi ve Kredi Bankasi A/S	576,412	375
*	Eregli Demir ve Celik Fabrikalari TAS	615,969	368
	Turkiye Garanti Bankasi A/S	103,503	280
*	Pegasus Hava Tasimaciligi A/S	38,556	237

		Shares	Market Value ($000)
	Ford Otomotiv Sanayi A/S	111,240	228
	Turkiye Sise ve Cam Fabrikalari A/S	262,281	221
	Migros Ticaret A/S	15,861	193
	Coca-Cola Icecek A/S	145,345	181
*	TAV Havalimanlari Holding A/S	30,045	167
*	Sasa Polyester Sanayi A/S	1,900,831	159
*	Turk Telekomunikasyon A/S	92,376	130
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	323,187	115
	Albaraka Turk Katilim Bankasi A/S	652,942	112
*,3	MLP Saglik Hizmetleri A/S Class B	12,821	103
*	Arcelik A/S	36,843	99
	Tofas Turk Otomobil Fabrikasi A/S	21,871	99
*	Turk Altin Isletmeleri A/S	165,693	98
*	Oyak Cimento Fabrikalari A/S	182,404	98
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	95
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	92
*	Petkim Petrokimya Holding A/S	214,602	89
	Anadolu Anonim Turk Sigorta Sirketi	38,045	85
*	Gubre Fabrikalari TAS	13,869	84
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	104,776	82
*	Ulker Biskuvi Sanayi A/S	30,197	81
	Is Yatirim Menkul Degerler A/S	94,936	79
	Cimsa Cimento Sanayi ve Ticaret A/S	59,555	73
*	Turkiye Vakiflar Bankasi TAO	124,344	72
	Turkiye Sigorta A/S	169,610	71
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	54,140	68
	Dogus Otomotiv Servis ve Ticaret A/S	14,658	65
	Turk Traktor ve Ziraat Makineleri A/S	4,460	64
	Borusan Yatirim ve Pazarlama A/S	1,252	59
*	Baticim Bati Anadolu Cimento Sanayii A/S	428,296	54
*	Turkiye Sinai Kalkinma Bankasi A/S	191,324	53
[3]	Enerjisa Enerji A/S	38,664	53
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	32,485	51
*	Hektas Ticaret TAS	627,866	50
	LDR Turizm A/S	8,532	50
	Dogan Sirketler Grubu Holding A/S	124,692	47
*	Turkiye Halk Bankasi A/S	93,985	47
	Logo Yazilim Sanayi ve Ticaret A/S	12,414	44
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	12,103	44
	EGE Endustri ve Ticaret A/S	195	41
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	47,275	41
	Sok Marketler Ticaret A/S	47,018	40
	Katilimevim Tasarruf Finansman A/S	15,403	39
	Global Yatirim Holding A/S	213,030	38
	Kontrolmatik Enerji ve Muhendislik A/S	57,933	37
	Akcansa Cimento A/S	9,388	36
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	80,055	36
	AKIS Gayrimenkul Yatirimi A/S	220,620	34
*	Investco Holding A/S	5,861	34
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	32
	Kocaer Celik Sanayi ve Ticaret A/S	94,117	32
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	31
*	Polisan Holding A/S	62,811	31
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	29
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	27
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	302,799	27
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	592,201	26
*	Is Finansal Kiralama A/S	76,041	22
*	Tukas Gida Sanayi ve Ticaret A/S	376,438	22
	Bursa Cimento Fabrikasi A/S	119,826	22
*	Akfen Yenilenebilir Enerji A/S	54,444	22
*	Vestel Elektronik Sanayi ve Ticaret A/S	24,769	21
*	Sekerbank Turk A/S	177,616	20
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	78,492	20
	Suwen Tekstil Sanayi Pazarlama A/S	53,215	20
*	Aksigorta A/S	125,271	19
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	21,642	19
*	Izdemir Enerji Elektrik Uretim A/S	115,782	18
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	17
*	Tat Gida Sanayi A/S	56,770	16

		Shares	Market Value ($000)
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	16
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	44,755	16
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	11,745	16
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	23,030	16
*	Karsan Otomotiv Sanayii ve Ticaret A/S	63,945	16
*	Kartonsan Karton Sanayi ve Ticaret A/S	7,571	15
	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	15
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	14
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	42,724	14
*	Qua Granite Hayal	98,722	14
	Galata Wind Enerji A/S	23,533	14
*	Kordsa Teknik Tekstil A/S	9,659	13
*	Iskenderun Demir ve Celik A/S	15,458	13
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	12
*	Imas Makina Sanayi A/S	145,988	11
	Ebebek Magazacilik A/S Class B	10,694	11
	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	10
	Kimteks Poliuretan Sanayi ve Ticaret A/S	27,777	10
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	10
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	9
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	171,118	8
*	Peker Gayrimenkul Yatirim Ortakligi A/S	244,471	8
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	7
	Eczacibasi Yatirim Holding Ortakligi A/S	1,512	7
	Aydem Yenilenebilir Enerji A/S	16,135	7
*	Marti Otel Isletmeleri A/S	67,169	5
*	Erciyas Celik Boru Sanayi A/S	2,595	5
			9,339
United Arab Emirates (0.5%)
	Emaar Properties PJSC	1,194,472	4,277
	First Abu Dhabi Bank PJSC	782,779	3,430
	Emirates Telecommunications Group Co. PJSC	619,514	2,899
	Emirates NBD Bank PJSC	321,635	1,961
	Abu Dhabi Commercial Bank PJSC	518,731	1,705
	Aldar Properties PJSC	645,128	1,458
	Abu Dhabi Islamic Bank PJSC	260,547	1,360
	Dubai Islamic Bank PJSC	530,575	1,192
	Alpha Dhabi Holding PJSC	244,926	795
	Emaar Development PJSC	146,368	534
	Salik Co. PJSC	327,746	510
*	Multiply Group PJSC	704,317	447
	Air Arabia PJSC	434,223	420
	Borouge plc	510,823	345
	Pure Health Holding PJSC	433,443	314
	Americana Restaurants International plc - Foreign Co.	497,410	276
	Dubai Investments PJSC	376,468	248
	Parkin Co. PJSC	130,320	217
	Abu Dhabi National Hotels	1,531,081	213
	Agility Global plc	550,472	187
*	Abu Dhabi Ports Co. PJSC	146,095	159
	GFH Financial Group BSC	514,580	158
	Emirates Central Cooling Systems Corp.	343,660	143
	Dubai Financial Market PJSC	301,364	125
	Fertiglobe plc	177,860	120
*	RAK Properties PJSC	291,102	104
*	Aramex PJSC	127,687	95
	Ajman Bank PJSC	183,203	75
	Agthia Group PJSC	53,297	62
	Amanat Holdings PJSC	203,336	58
*,2	Arabtec Holding PJSC	101,139	—
			23,887
United Kingdom (7.8%)
	AstraZeneca plc	267,724	39,217
	Unilever plc	434,841	27,674
	RELX plc	334,122	17,981
	GSK plc	715,132	14,527
	London Stock Exchange Group plc	88,704	13,497
	Barclays plc	2,584,024	11,443
	Lloyds Banking Group plc	10,923,194	11,378

		Shares	Market Value ($000)
	Compass Group plc	303,671	10,678
	NatWest Group plc	1,321,011	9,380
	3i Group plc	166,210	9,129
	Haleon plc	1,584,095	8,843
	Reckitt Benckiser Group plc	123,078	8,367
	Experian plc	164,185	8,177
	Tesco plc	1,202,325	6,291
	Standard Chartered plc	354,063	5,524
	Prudential plc	477,046	5,426
	Ashtead Group plc	77,986	4,567
	Aviva plc	484,348	3,991
	Smurfit WestRock plc	91,999	3,964
	Vodafone Group plc	3,667,019	3,803
	Next plc	20,693	3,591
	Legal & General Group plc	1,045,784	3,509
	InterContinental Hotels Group plc	28,452	3,260
	Sage Group plc	178,240	2,931
	BT Group plc	1,127,545	2,730
	Halma plc	67,810	2,658
	Informa plc	238,420	2,528
	Admiral Group plc	51,737	2,337
	Segro plc	242,000	2,276
	Smith & Nephew plc	155,722	2,260
	Rentokil Initial plc	452,460	2,148
*	Wise plc Class A	134,595	1,997
	United Utilities Group plc	123,071	1,949
*	Coca-Cola HBC AG	36,439	1,899
	Bunzl plc	58,649	1,880
	Pearson plc	117,937	1,852
	Marks & Spencer Group plc	365,771	1,846
	International Consolidated Airlines Group SA	407,916	1,795
	Severn Trent plc	46,959	1,715
[3]	Auto Trader Group plc	156,542	1,677
	Barratt Redrow plc	259,600	1,614
	Associated British Foods plc	55,044	1,547
	WPP plc	191,413	1,546
	Diploma plc	24,032	1,519
	St. James's Place plc	98,150	1,475
	Antofagasta plc	61,440	1,467
	Beazley plc	114,589	1,460
	Rightmove plc	140,875	1,420
	Intermediate Capital Group plc	47,854	1,295
	J Sainsbury plc	336,381	1,294
	Mondi plc	79,217	1,289
	M&G plc	394,273	1,260
	Whitbread plc	31,883	1,246
	Games Workshop Group plc	5,892	1,217
	Kingfisher plc	322,934	1,209
	Land Securities Group plc	135,873	1,160
	Phoenix Group Holdings plc	134,205	1,148
	Howden Joinery Group plc	98,688	1,145
[3]	ConvaTec Group plc	291,032	1,138
	DCC plc	17,426	1,089
	Endeavour Mining plc	35,698	1,087
	Taylor Wimpey plc	641,562	1,034
	Croda International plc	24,810	1,027
	Persimmon plc	56,972	1,024
	Berkeley Group Holdings plc	18,059	1,024
	IG Group Holdings plc	65,441	990
	Hiscox Ltd.	57,830	985
	British Land Co. plc	183,413	966
	Direct Line Insurance Group plc	231,858	932
	LondonMetric Property plc	340,795	925
	Burberry Group plc	63,276	885
	UNITE Group plc	75,823	881
	Hikma Pharmaceuticals plc	29,224	844
	Investec plc	110,511	789
	Bellway plc	21,485	785
	B&M European Value Retail SA	167,648	774
	Johnson Matthey plc	32,317	750

		Shares	Market Value ($000)
	Aberdeen Group plc	320,065	749
	Schroders plc	147,299	706
	ITV plc	643,346	678
	Cranswick plc	9,112	654
	RS Group plc	83,173	639
	Plus500 Ltd.	12,779	587
	Inchcape plc	63,546	584
	Lion Finance Group plc	6,327	570
	Pennon Group plc	82,129	566
	Derwent London plc	21,122	561
	Softcat plc	23,112	559
	TBC Bank Group plc	9,269	558
*	Carnival plc	25,867	539
	Tate & Lyle plc	70,737	528
	JD Sports Fashion plc	456,355	518
	easyJet plc	66,099	514
	Greggs plc	18,437	513
	Man Group plc	216,410	511
	Spectris plc	18,866	510
	Shaftesbury Capital plc	254,572	505
	Fresnillo plc	32,002	503
	Mitie Group plc	236,758	499
*,3	Deliveroo plc	204,394	484
[3]	Quilter plc	238,857	475
*	Vistry Group plc	54,649	464
	TP ICAP Group plc	130,706	462
	Grafton Group plc	33,126	452
	Paragon Banking Group plc	36,779	448
	Assura plc	646,718	431
	Breedon Group plc	70,037	430
[3]	Airtel Africa plc	179,960	428
	OSB Group plc	64,358	425
	Big Yellow Group plc	31,542	424
	Computacenter plc	11,375	399
	Grainger plc	130,836	393
*	Ocado Group plc	107,236	381
	Dunelm Group plc	23,313	374
	AJ Bell plc	55,456	367
	Just Group plc	178,648	361
	Lancashire Holdings Ltd.	41,788	341
	Baltic Classifieds Group plc	69,898	341
	WH Smith plc	23,898	337
	Travis Perkins plc	39,249	337
*	Canal+ SA	117,483	330
	Telecom Plus plc	12,145	329
	Genus plc	11,848	322
	International Workplace Group plc	124,082	322
	Safestore Holdings plc	35,997	319
	Primary Health Properties plc	234,043	318
	Sirius Real Estate Ltd.	245,357	316
	Hammerson plc	82,315	314
	SSP Group plc	139,395	306
	Hays plc	311,811	303
[3]	JTC plc	26,570	299
	Great Portland Estates plc	65,369	298
	Savills plc	22,375	294
*	Currys plc	178,259	293
*,3	Trainline plc	79,455	290
	Coats Group plc	268,949	286
	Bytes Technology Group plc	40,088	285
	Premier Foods plc	100,837	283
	Pets at Home Group plc	78,854	283
	Firstgroup plc	109,698	281
	MONY Group plc	93,566	263
*	Helios Towers plc	162,765	263
	Volution Group plc	31,902	262
*	Indivior plc	20,303	259
*	Spirent Communications plc	96,546	245
	Domino's Pizza Group plc	68,181	240
	4imprint Group plc	4,861	234

		Shares	Market Value ($000)
*,3	Watches of Switzerland Group plc	40,002	231
[3]	Bridgepoint Group plc	57,929	226
	Genuit Group plc	41,445	225
	Greencore Group plc	73,707	222
	IntegraFin Holdings plc	50,021	214
	Clarkson plc	4,753	214
	Rathbones Group plc	9,511	211
	AG Barr plc	22,421	210
*,1	Oxford Nanopore Technologies plc	124,281	207
	Hochschild Mining plc	54,856	204
*	Frasers Group plc	20,524	203
	Dowlais Group plc	226,009	203
*,3	Trustpilot Group plc	64,633	200
	Pan African Resources plc	326,180	199
	Moonpig Group plc	57,696	194
	Vesuvius plc	39,635	193
	Pagegroup plc	52,440	191
	Future plc	18,921	171
	Kainos Group plc	16,825	166
[3]	Ibstock plc	60,143	159
	Marshalls plc	41,669	157
	Ashmore Group plc	74,008	154
	Hilton Food Group plc	12,750	149
	Zigup plc	30,321	142
	RHI Magnesita NV	3,748	140
	Wickes Group plc	42,103	125
*	Close Brothers Group plc	26,745	120
	Workspace Group plc	20,840	117
	Ninety One plc	53,082	115
[3]	Spire Healthcare Group plc	43,341	113
*	Molten Ventures plc	28,011	113
[3]	Petershill Partners plc	38,970	110
*,1	Alphawave IP Group plc	56,982	110
*	Auction Technology Group plc	17,105	105
	Crest Nicholson Holdings plc	42,192	104
	NCC Group plc	48,301	102
*	IP Group plc	159,483	96
	Picton Property Income Ltd.	81,152	85
*	AO World plc	62,553	85
	Jupiter Fund Management plc	68,814	84
[3]	Bakkavor Group plc	28,966	82
[3]	CMC Markets plc	18,876	71
	Dr. Martens plc	85,408	69
*	Raspberry PI Holdings plc	9,788	69
*	PureTech Health plc	34,790	64
	Liontrust Asset Management plc	10,372	53
*,1	THG plc	159,991	52
	FDM Group Holdings plc	16,577	51
	Essentra plc	37,984	49
	PZ Cussons plc	40,812	48
*,1,3	Aston Martin Lagonda Global Holdings plc	40,945	47
*	ASOS plc	11,038	47
*	Mobico Group plc	76,608	31
	CLS Holdings plc	23,736	20
*,2	NMC Health plc	4,208	—
			348,999
Total Common Stocks (Cost $3,639,770)			4,400,876
Preferred Stocks (0.6%)
	Itau Unibanco Holding SA Preference Shares	924,635	6,051
	Samsung Electronics Co. Ltd. Preference Shares	147,028	4,900
	Banco Bradesco SA Preference Shares	919,538	2,605
	Itausa SA Preference Shares	1,047,245	2,027
	Henkel AG & Co. KGaA Preference Shares	23,998	1,923
	Sartorius AG Preference Shares	4,495	1,078
	Bayerische Motoren Werke AG Preference Shares	10,193	845
	Hyundai Motor Co. Preference Shares	5,984	640
	Gerdau SA Preference Shares	233,660	623
	Grupo Cibest SA Preference Shares	57,578	593

		Shares	Market Value ($000)
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	19,274	576
	Hyundai Motor Co. Preference Shares (XARX)	4,482	479
	Cia Energetica de Minas Gerais Preference Shares	245,151	465
	FUCHS SE Preference Shares	8,907	450
	Sixt SE Preference Shares	3,840	262
	Isa Energia Brasil SA Preference Shares	47,385	194
	Metalurgica Gerdau SA Preference Shares	112,200	164
	LG Electronics Inc. Preference Shares	6,163	163
	Marcopolo SA Preference Shares	124,400	158
	Amorepacific Corp. Preference Shares	4,016	128
	Grupo de Inversiones Suramericana SA Preference Shares	13,632	122
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	527	113
	Bradespar SA Preference Shares	38,509	105
	LG Chem Ltd. Preference Shares	1,468	104
	Draegerwerk AG & Co. KGaA Preference Shares	1,336	102
	Unipar Carbocloro SA Preference Shares Class B	9,373	98
	Corem Property Group AB Preference Shares	3,950	97
	Banco Pan SA Preference Shares	53,100	84
	Raizen SA Preference Shares	197,400	67
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	71,600	65
	Alpargatas SA Preference Shares	36,500	59
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	27,200	57
	Daishin Securities Co. Ltd. Preference Shares	3,701	51
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	50
	LG H&H Co. Ltd. Preference Shares	474	45
	Randon SA Implementos e Participacoes Preference Shares	27,400	43
	Banco ABC Brasil SA Preference Shares	11,600	42
	Samsung SDI Co. Ltd. Preference Shares	529	40
*	Azul SA Preference Shares	113,663	18
	CJ CheilJedang Corp. Preference Shares	25	2
Total Preferred Stocks (Cost $28,468)			25,688
Rights (0.0%)
*	Mahindra Lifespace Developers Ltd. Exp. 6/17/25	4,212	5
*,2	Chabiotech Co. Ltd. Exp. 6/5/25	2,577	4
*	Mahindra & Mahindra Financial Services Ltd. Exp. 6/6/25	4,703	4
*	Almirall SA Exp. 6/2/25	14,257	3
*	Bukwang Pharmaceutical Co. Ltd. Exp. 7/9/25	886	1
*	ESR Kendall Square REIT Co. Ltd. Exp. 7/4/25	2,749	—
Total Rights (Cost $3)			17
Warrants (0.0%)
*,2	Webuild SpA Exp. 8/2/30	3,597	3
*	VGI PCL Exp. 9/3/25	79,095	2
*	VGI PCL Exp. 5/23/27	88,419	—
*,2	Minerva SA Exp. 5/29/30	13,054	—
Total Warrants (Cost $—)			5

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4,5]	Vanguard Market Liquidity Fund (Cost $54,971)	4.342%	549,787	54,973
Total Investments (100.8%) (Cost $3,723,212)				4,481,559
Other Assets and Liabilities—Net (-0.8%)				(34,109)
Net Assets (100%)				4,447,450
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,219.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $157,323, representing 3.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $49,982 was received for securities on loan, of which $49,976 is held in Vanguard Market Liquidity Fund and $6 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2025	111	14,455	685
MSCI Emerging Markets Index	June 2025	121	6,953	102
				787

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	6/18/25	EUR	2,823	USD	3,207	1	—
BNP Paribas	6/18/25	INR	785,485	USD	8,990	182	—
UBS AG	6/18/25	INR	281,887	USD	3,285	6	—
JPMorgan Chase Bank, N.A.	6/18/25	JPY	203,467	USD	1,416	1	—
Toronto-Dominion Bank	6/18/25	USD	450	AUD	715	—	(11)
BNP Paribas	6/18/25	USD	3,932	CHF	3,418	—	(229)
UBS AG	6/18/25	USD	4,002	EUR	3,559	—	(43)
BNP Paribas	6/18/25	USD	2,420	EUR	2,220	—	(103)
UBS AG	6/18/25	USD	1,412	GBP	1,091	—	(58)
JPMorgan Chase Bank, N.A.	6/18/25	USD	1,069	GBP	805	—	(16)
Toronto-Dominion Bank	6/18/25	USD	304	HKD	2,356	3	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	2,538	INR	218,873	—	(17)
JPMorgan Chase Bank, N.A.	6/18/25	USD	7,183	JPY	1,067,245	—	(246)
Toronto-Dominion Bank	6/18/25	USD	1,329	JPY	193,260	—	(16)
JPMorgan Chase Bank, N.A.	6/18/25	USD	740	KRW	1,069,562	—	(36)
Toronto-Dominion Bank	6/18/25	USD	948	SGD	1,256	—	(27)
Deutsche Bank AG	6/18/25	USD	1,288	TWD	42,050	—	(117)
						193	(919)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	351,410	4,047,966	1,500	4,400,876
Preferred Stocks	14,266	11,422	—	25,688
Rights	7	6	4	17
Warrants	2	—	3	5
Temporary Cash Investments	54,973	—	—	54,973
Total	420,658	4,059,394	1,507	4,481,559

Derivative Financial Instruments
Assets
Futures Contracts[1]	787	—	—	787
Forward Currency Contracts	—	193	—	193
Total	787	193	—	980
Liabilities
Forward Currency Contracts	—	(919)	—	(919)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.